[LOGO OF USAA]
   USAA(R)

                USAA EXTENDED MARKET
                            INDEX Fund

                            [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

   A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   DECEMBER 31, 2002

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                  "
                                             IN MY OPINION,
[PHOTO OF CHRISTOPHER W. CLAUS]    FOUR CONSECUTIVE YEARS OF NEGATIVE
                                       TOTAL EQUITY RETURNS, WHILE
                                          POSSIBLE, IS UNLIKELY.

                                                  "
--------------------------------------------------------------------------------

                 The U.S. economy may be poised for a rebound, albeit at an uneven pace. In my opinion, four consecutive years of negative total equity returns, while possible, is unlikely.

                 I have several reasons for these views. First, the Federal Reserve Board (the Fed) continues to support the economy by keeping interest rates low. Until there is clear evidence that the economy is recovering, I expect the Fed to maintain a very accommodative monetary policy. In fact, I believe it will be late to raise rates, rather than early, to avoid slamming the brakes on a recovery.

                 Second, I am encouraged that some kind of fiscal stimulus, including tax reform, is likely in 2003. The Bush administration has proposed a $674 billion tax plan, although it remains to be seen what Congress will actually pass.
                 Third, inflation is expected to remain low and not deteriorate into deflation. And finally, American workers are supporting the recovery by keeping productivity extremely high.

                 We believe these are persuasive reasons to be optimistic about the long-term prospects of the U.S. economy. Yet, in the short term, we at USAA counsel caution. Geopolitical tensions are running high as a war with Iraq looms and the United States and North Korea engage in "saber-rattling." If these situations are quickly resolved or minimized, we would expect to see opportunities unfold. Should they linger, the market and the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 economy will find themselves constrained. It is still too early to predict what will happen.

                 In this time of uncertainty, we remain committed to your best interests. We will continue to provide you with no-load mutual funds WITHOUT excessive fees, sales loads, or contractual plans. Our investment representatives stand ready - at no charge - to help you identify the USAA mutual funds that may be right for you. And should you need help creating a financial plan, our Certified Financial Planner(R) practitioners at USAA Financial Planning Services will be happy to assist you.

                 Last year, we put together what we believe to be one of the finest teams of portfolio managers and analysts in the country to manage USAA's mutual funds. In the coming years, we will continue to work hard to deliver the world-class service, guidance, and products that you have come to know and expect from us.

                 Thank you for your continuing faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHANGES AND EXPENSES, CALL FOR A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FINANCIAL PLANNING AND RETIREMENT SERVICES PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        1

FINANCIAL INFORMATION

    USAA EXTENDED MARKET INDEX FUND:

        Distributions to Shareholders                             8

        Independent Auditors' Report                              9

        Financial Statements                                     10

        Financial Highlights                                     13

        Notes to Financial Statements                            14

    MASTER EXTENDED MARKET INDEX SERIES:

        Independent Auditors' Report                             20

        Schedule of Investments                                  21

        Financial Statements                                     63

        Financial Highlights                                     66

        Notes to Financial Statements                            67

DIRECTORS' INFORMATION                                           74

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests all assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio), which is a separate fund with a substantially similar investment objective, advised by Merrill Lynch Quantitative Advisers; normally at least 80% of the Portfolio's assets will be invested in stocks of companies or other financial investments that are included in or correlated with securities in the Wilshire 4500 Index.

--------------------------------------------------------------------------------
                                   12/31/02                    12/31/01
--------------------------------------------------------------------------------
Net Assets                       $25.3 Million              $17.4 Million
Net Asset Value Per Share            $6.80                      $8.35

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02
--------------------------------------------------------------------------------
               1 YEAR                SINCE INCEPTION ON 10/27/00
               -18.20%                         -15.28%


                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                      CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

[CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA EXTENDED
              MARKET INDEX     WILSHIRE 4500
                  FUND            INDEX
             -------------     ------------

* 10/30/2000  $10,000.00       $10,000.00
    10/31/00   10,400.00        10,468.00
    11/30/00    8,840.00         8,685.30
    12/31/00    9,360.00         9,235.08
    01/31/01    9,750.00         9,737.47
    02/28/01    8,670.00         8,554.37
    03/31/01    7,960.00         7,769.07
    04/30/01    8,750.00         8,591.04
    05/31/01    8,940.00         8,794.65
    06/30/01    8,980.00         8,865.89
    07/31/01    8,600.00         8,453.62
    08/31/01    8,200.00         8,042.78
    09/30/01    7,160.00         7,008.48
    10/31/01    7,520.00         7,375.72
    11/30/01    8,100.00         7,948.81
    12/31/01    8,515.19         8,374.87
    01/31/02    8,362.22         8,216.58
    02/28/02    8,127.67         7,984.06
    03/31/02    8,678.36         8,525.37
    04/30/02    8,576.38         8,441.83
    05/31/02    8,372.42         8,255.26
    06/30/02    7,801.34         7,690.60
    07/31/02    7,036.51         6,942.31
    08/31/02    7,077.30         6,982.57
    09/30/02    6,598.00         6,511.95
    10/31/02    6,822.35         6,725.54
    11/30/02    7,281.25         7,186.91
    12/31/02    6,965.60         6,884.34


             [END OF CHART]

             DATA FROM 10/30/00* THROUGH 12/31/02.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Wilshire 4500 Index. The Wilshire 4500 Index is a market-capitalization-weighted index of approximately 6,200 U.S. equity securities. The Wilshire 4500 Index includes all of the stocks in the Wilshire 5000 except stocks included in the S&P 500 Index.

                 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. THE USAA EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED, AND NEITHER WILSHIRE ASSOCIATES INCORPORATED NOR ITS SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL OF THE SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED
                   BY THE INDEX.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

                 For the year ended December 31, 2002, the USAA Extended Market Index Fund returned -18.20% versus a return of -17.80% for the benchmark, the Wilshire 4500 Index.

CONTRIBUTORS TO AND DETRACTORS FROM PERFORMANCE

                 The portfolio met its objective of seeking to match the return of its benchmark before fees and expenses. For the Wilshire 4500 Index, 2002 began with a positive return of 1.79% in the first quarter, then took a turn toward negative territory in the second and third quarters with returns of -9.79 and -15.33%, respectively. The fourth quarter brought a positive return of 5.72%.

                 U.S. markets posted discouraging results for the year ended December 31, 2002. The Dow Jones Industrial Average closed at 8,341.63 down 1,679.87 or -16.76% for the year, while the NASDAQ Composite closed at 1,335.49 down 614.89 or -31.53%. With the instability of the markets, the Federal Reserve Board (the Fed) decided to lower rates by .50% to 1.25% in the Federal Open-Market Committee (FOMC) meeting on November 6, 2002.

PERFORMANCE ANALYSIS

                 For 2002, small- and mid-cap stocks proved a better place to be because they outperformed large-cap stocks, with the Wilshire 4500 returning -17.80% versus the Wilshire 5000 returning -20.86%. For small- and mid-cap securities, value outperformed growth in 2002. In small-caps, the S&P SmallCap 600/Barra Value Index returned -14.47% versus a -15.36% return for the S&P SmallCap 600/Barra Growth Index, and the Russell 2000 Value Index returned -11.43% versus a -30.26% return for

                 REFER TO PAGE 2 FOR THE WILSHIRE 4500 INDEX DEFINITION.

                 REFER TO PAGES 5 AND 6 FOR OTHER INDEX DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 the Russell 2000 Growth(R) Index. In mid-cap securities, the S&P MidCap 400/Barra Value Index outperformed the S&P MidCap 400/Barra Growth Index, posting returns of -10.10% and -19.17%, respectively. The Russell Midcap Value(R) Index returned -9.64%, significantly outperforming the Russell Midcap Growth(R) Index, which had a return of -27.41%.

                 After a disappointing first three quarters, the fourth quarter of 2002 brought the positive returns for which investors had been hoping, but these returns did not come without volatility. Investor confidence remains shaken with the possibility of a war with Iraq, unexpectedly high unemployment, and disappointing holiday sales. Consumer confidence unexpectedly fell in December for the sixth time in seven months, as unemployment threatened to undermine spending and U.S. economic growth early in 2003.

                 Economic data indicated that greater uncertainty, in part attributable to heightened geopolitical risks, was inhibiting spending, production, and employment. At its November 7, 2002, meeting, the Governing Council of the European Central Bank (ECB) declined to match the half-point rate reduction by the Fed and left its rate unchanged at 3.25%. At its December 5 meeting, though, the ECB cut its rates by 0.50% to 2.75%, reflecting the persistently high degree of uncertainty. Over time, the current accommodative stance of monetary policy, coupled with still robust underlying growth in productivity, should be sufficient to foster an improving business climate.

FUND POSITION GOING FORWARD

                 As noted above, after a dismal first three quarters, the market showed signs of recovery in the fourth quarter, bringing increased optimism and confidence to investors. Nevertheless, many factors could have a significant impact on the direction the economy may take. The crisis in the Middle East, ongoing accounting fears, and corporate announcements battle with improving economic

                 REFER TO PAGES 5 AND 6 FOR OTHER INDEX DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 statistics for the fate of the market; therefore, we expect the market to continue to be choppy and rotational. If the Fed continues to believe prospects for continued growth in productivity are good and works to strive for price stability and sustainable economic growth in the global economy, the outlook for the markets may be more favorable. With that in mind, the portfolio is expected to continue to meet its objective of seeking to match the risk and return of the benchmark index.

                 S&P SMALLCAP 600/BARRA GROWTH INDICES ARE DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER
                 GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE. THE GROWTH AND VALUE DEFINITIONS ARE ONLY AVAILABLE ON THE U.S. INDICES.

                 S&P SMALLCAP 600/BARRA VALUE INDICES ARE DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE. THE GROWTH AND VALUE DEFINITIONS ARE ONLY AVAILABLE ON THE U.S. INDICES.

                 S&P MIDCAP 400/BARRA GROWTH INDICES ARE DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE. THE GROWTH AND VALUE DEFINITIONS ARE ONLY AVAILABLE ON THE U.S. INDICES.

                 S&P MIDCAP 400/BARRA VALUE INDICES ARE DESIGNED TO DIFFERENTIATE BETWEEN FAST GROWING COMPANIES AND SLOWER GROWING OR UNDERVALUED COMPANIES. STANDARD & POOR'S AND BARRA COOPERATE TO EMPLOY A PRICE-TO-BOOK-VALUE CALCULATION, WHEREBY THE MARKET CAPITALIZATION OF AN INDEX (S&P 500, S&P MIDCAP 400, S&P SMALLCAP 600) IS DIVIDED EQUALLY BETWEEN GROWTH AND VALUE. THE GROWTH AND VALUE DEFINITIONS ARE ONLY AVAILABLE ON THE U.S. INDICES.

                 THE RUSSELL 2000 INDEX MEASURES THE PERFORMANCE OF THE SMALLEST 2000 COMPANIES IN THE RUSSELL 3000 INDEX.

                 RUSSELL 2000(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

                 RUSSELL 2000(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

                 THE WILSHIRE 5000 TOTAL MARKET INDEX REPRESENTS A BROAD INDEX FOR THE U.S. EQUITY MARKET, MEASURING THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 RUSSELL MIDCAP(R) VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS
                 OF THE RUSSELL 1000 VALUE INDEX.

                 RUSSELL MIDCAP(R) GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000 GROWTH INDEX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
         TOP 10 EQUITY HOLDINGS
            (% of Net Assets)
----------------------------------------------

Berkshire Hathaway Inc. (Class A)         4.9%

Liberty Media Corporation (Class A)       1.0%

Cox Communications, Inc. (Class A)        0.8%

Kraft Foods Inc. (Class A)                0.5%

General Motors Corporation (Class H)      0.4%

Amazon.com, Inc.                          0.3%

Fox Entertainment Group, Inc. (Class A)   0.3%

Genentech, Inc.                           0.3%

M&T Bank Corporation                      0.3%

USA Networks, Inc.                        0.3%

----------------------------------------------

----------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
----------------------------------------------

Miscellaneous Finance                   9.0%

Drugs & Medicine                        5.9%

Banks                                   5.5%

Business Services                       5.4%

Media                                   4.9%

Energy & Utilities                      2.9%

Insurance                               2.8%

Electronics                             2.2%

Retail                                  2.0%

Producer Goods                          1.7%

----------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 21-62.

8

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA EXTENDED MARKET INDEX FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year and calendar year ended December 31, 2002.

                          Ordinary income*                 $.03110

                 97.77% of ordinary income distributions qualifies for deduction by corporations.

                 * INCLUDES DISTRIBUTION OF SHORT-TERM CAPITAL GAINS, IF ANY,
                   WHICH ARE TAXABLE AS ORDINARY INCOME.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

                 USAA MUTUAL FUND, Inc.:

                 We have audited the accompanying statement of assets and liabilities of USAA Extended Market Index Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of December 31, 2002, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2001, and the financial highlights for each of the periods presented through December 31, 2001, were audited by other auditors whose report dated February 8, 2002, expressed an unqualified opinion on the statements and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Extended Market Index Fund at December 31, 2002, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                          /s/ ERNST & YOUNG LLP

                 San Antonio, TX
                 February 14, 2003

10

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND

DECEMBER 31, 2002

ASSETS

   Investment in Master Extended Market Index Series, at value    $ 25,266,702
   Receivable due from Manager                                          74,393
                                                                  ------------
Total assets                                                        25,341,095
                                                                  ------------
LIABILITIES

   USAA Investment Management Company                                    7,714
   USAA Transfer Agent Company                                           6,918
   Accounts payable and accrued expenses                                23,871
                                                                  ------------
Total liabilities                                                       38,503
                                                                  ------------
Net assets applicable to capital shares outstanding               $ 25,302,592
                                                                  ============
NET ASSETS CONSIST OF:

   Paid-in capital                                                $ 35,048,514
   Accumulated undistributed net investment income                      74,032
   Accumulated net realized loss from investments and
      futures transactions                                          (2,473,242)
   Net unrealized depreciation on investments and futures
      contracts                                                     (7,346,712)
                                                                  ------------
Net assets applicable to capital shares outstanding               $ 25,302,592
                                                                  ============
Capital shares outstanding ($.01 par value per share,
   100,000,000 shares authorized)                                    3,718,674
                                                                  ============
Net asset value, redemption price, and offering price per share   $       6.80
                                                                  ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND

YEAR ENDED DECEMBER 31, 2002

NET INVESTMENT INCOME

   Allocated from Master Extended Market Index Series:
      Dividends                                                   $   248,419
      Interest                                                         15,693
      Securities lending - net                                          3,460
      Other                                                             4,658
                                                                  -----------
         Total income                                                 272,230
            Expenses                                                  (17,891)
                                                                  -----------
   Net allocated investment income                                    254,339
                                                                  -----------
   Expenses:
      Administrative fees                                              84,286
      Transfer agent's fees                                            73,205
      Custodian's fees                                                  3,924
      Shareholder reporting fees                                       15,900
      Postage                                                           6,002
      Directors' fees                                                   6,026
      Registration fees                                                27,914
      Professional fees                                                33,500
      Other                                                             8,000
                                                                  -----------
         Total expenses before reimbursement                          258,757
      Expenses reimbursed                                            (165,691)
                                                                  -----------
         Total expenses after reimbursement                            93,066
                                                                  -----------
            Net investment income                                     161,273
                                                                  -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
   Net realized loss from investment transactions                    (145,135)
   Net realized loss from futures transactions                       (141,149)
   Net change in unrealized appreciation/depreciation on
      investments and futures contracts                            (4,346,153)
                                                                  -----------
         Net realized and unrealized loss on investments and
            futures contracts                                      (4,632,437)
                                                                  -----------
Net decrease in net assets from operations                        $(4,471,164)
                                                                  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND

YEARS ENDED DECEMBER 31,

                                                                        2002               2001
                                                                -------------------------------
FROM OPERATIONS

   Net investment income                                        $    161,273       $    187,586
   Net realized loss from investment
      and futures transactions                                      (286,284)          (565,236)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                        (4,346,153)        (1,479,705)
                                                                -------------------------------
Net decrease in net assets from operations                        (4,471,164)        (1,857,355)
                                                                -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:

   Net investment income                                            (113,031)          (242,820)
                                                                -------------------------------
   Net realized gains                                                      -            (85,348)
                                                                -------------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      18,605,061         16,605,207
   Reinvested dividends                                              109,909            317,892
   Cost of shares redeemed                                        (6,199,755)       (18,160,864)
                                                                -------------------------------
Net increase (decrease) in net assets from
   capital share transactions                                     12,515,215         (1,237,765)
                                                                -------------------------------
Net increase (decrease) in net assets                              7,931,020         (3,423,288)

NET ASSETS

   Beginning of period                                            17,371,572         20,794,860
                                                                -------------------------------
   End of period                                                $ 25,302,592       $ 17,371,572
                                                                ===============================
Accumulated undistributed net investment income:
   End of period                                                $     74,032       $     27,980
                                                                ===============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                     2,473,398          1,967,932
   Shares issued for reinvested dividends                             15,837             39,786
   Shares redeemed                                                  (852,056)        (2,148,742)
                                                                -------------------------------
Increase (decrease) in shares outstanding                          1,637,179           (141,024)
                                                                ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND

DECEMBER 31, 2002

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                                                        PERIOD ENDED
                                                           YEARS ENDED DECEMBER 31,     DECEMBER 31,
                                                           -----------------------------------------
                                                               2002            2001             2000*
                                                           -----------------------------------------
PER SHARE OPERATING PERFORMANCE

Net asset value at beginning of period                     $   8.35       $    9.36         $  10.00
                                                           -----------------------------------------
Income (loss) from investment operations:
    Net investment income                                       .04             .10              .03(b)
    Net realized and unrealized loss on investments
        and futures transactions                              (1.56)           (.95)            (.67)(b)
                                                           -----------------------------------------
Total from investment operations                              (1.52)           (.85)            (.64)(b)
                                                           -----------------------------------------
Less distributions:
    From net investment income                                 (.03)           (.12)               -
    From realized capital gains                                   -            (.04)               -
                                                           -----------------------------------------
Total distributions                                            (.03)           (.16)               -
                                                           -----------------------------------------
Net asset value at end of period                           $   6.80       $    8.35         $   9.36
                                                           =========================================
Total return (%)**                                           (18.20)          (9.03)           (6.40)

SUPPLEMENTAL DATA AND RATIOS

Net assets at end of period (000)                          $ 25,303       $  17,372         $ 20,795
Ratios to average net assets:***
    Net investment income (%)                                   .73             .97             1.54(a)
    Expenses, including expenses of the
        Master Extended Market Index Series (%)                 .50             .50              .50(a)
    Expenses before reimbursements, including expenses
        of the Master Extended Market Index Series (%)         1.32            1.61             2.81(a)
Portfolio turnover (%)****                                    28.14           97.51             8.88

   * Fund commenced operations on October 27, 2000.
  ** Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 *** For the year ended December 31, 2002, average net assets were $22,181,000. **** Represents the portfolio turnover of the Master Extended Market Index
     Series.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Calculated using average shares.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND

DECEMBER 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the Fund). The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Wilshire 4500 Index. The Wilshire 4500 Index measures the performance of the equity securities of all U.S.- headquartered companies with readily available price data, excluding companies in the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate fund advised by Merrill Lynch Quantitative Advisers
            (MLQA), a division of Fund Asset Management, L.P. with a substantially similar investment objective. At December 31, 2002, the Fund's investment was 26.95% of the Series.

            The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

              A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND

DECEMBER 31, 2002

              B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

              C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              D. DISTRIBUTIONS - The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                 During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $676,310, decrease accumulated undistributed net investment income by $2,190, and increase accumulated net realized loss from investments and futures transactions by $674,120. This reclassification has no effect on net assets.

                 Total distributions and the character of such distributions may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains and losses as ordinary income for tax purposes and the tax deferral of losses on "wash sale" transactions.

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND

DECEMBER 31, 2002

                 The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                                    2002               2001
                                                ---------------------------
                 Ordinary income                $113,031           $321,649
                 Long-term capital gains        $      -           $  6,519

                 As of December 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:

                 Undistributed ordinary income                  $    74,032
                 Accumulated net realized loss on investments    (2,416,749)
                 Unrealized depreciation                         (7,403,205)

                 Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2002, the Fund had capital loss carryovers of $2,416,749 for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2009 and 2010. It is unlikely that the Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND

DECEMBER 31, 2002

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

            The Fund participates with other USAA funds in two joint short-term revolving committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

            Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

            The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended December 31, 2002.

(3) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. ADMINISTRATIVE FEES - The Fund has entered into an
                 Administration Agreement with the Manager under which the Manager provides administrative services to the Fund. The Fund's administrative fees are accrued daily and paid monthly at an annualized rate of

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND

DECEMBER 31, 2002

                 0.38% of its average net assets. During the year ended December 31, 2002, the Fund paid the Manager administrative fees of $84,286.

                 Out of the administrative fees received from the Fund, the Manager pays MLQA up to 0.10% for subadministrative services provided on the Manager's behalf.

              B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of its annual average net assets through April 30, 2003, and will reimburse the Fund for all expenses in excess of that amount, which for the year ended December 31, 2002, equaled $165,691. In subsequent periods, the Manager may recover all or a portion of these reimbursed amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.50% of the Fund's annual average net assets. The carryover of excess expenses potentially reimbursable to the Manager but not recorded as a liability as of December 31, 2002, was $403,693.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. During the year ended December 31, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $73,205.

              D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND

DECEMBER 31, 2002

              E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Master Extended Market Series by MLQA. While the Fund maintains its investment in the Master Extended Market Index Series, the Manager receives no fee for this service.

(4) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

            Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(5) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

            On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended December 31, 2002. KPMG served as the Fund's independent auditors for the fiscal years ended December 31, 2000, and December 31, 2001. For these periods, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

20

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE BOARD OF TRUSTEES AND INVESTORS,
MASTER EXTENDED MARKET INDEX SERIES

(ONE OF THE SERIES CONSTITUTING QUANTITATIVE MASTER SERIES TRUST)

            We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series as of December 31, 2002, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

            We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Master Extended Market Index Series as of December 31, 2002, the result of its operations, the changes in net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

            Deloitte & Touche LLP
            Princeton, New Jersey
            February 14, 2003

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================----------------------------------------------------------------
                 of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      900     @Road, Inc.+                             $     3,717
      500     1-800 CONTACTS, INC.+                         13,785
    1,100     1-800-FLOWERS.COM, Inc.+                       6,875
      300     1st Source Corporation                         5,025
    1,800     3 Dimensional Pharmaceuticals, Inc.+           5,742
   13,400     3Com Corporation+                             62,042
      200     3D Systems Corporation+                        1,560
      400     3Dfx Interactive, Inc.+                            -
      712     The 3DO Company+                               1,446
      500     3TEC Energy Corporation+                       7,095
    1,000     4Kids Entertainment, Inc.+                    22,080
    4,400     7-Eleven, Inc.+                               33,000
    3,600     21st Century Insurance Group                  45,072
      300     24/7 Media, Inc.+                                 66
    2,666     99 Cents Only Stores+                         71,609
    2,300     A. Schulman, Inc.                             42,803
    1,300     AAR Corp.                                      6,695
   11,300     ABC Dispensing Technologies, Inc.+                 7
      800     ABIOMED, Inc.+                                 2,912
    2,600     ABM Industries, Inc.                          40,300
    1,700     A.C. Moore Arts & Crafts, Inc.+               21,607
    2,600     ACT Manufacturing, Inc.+                           4
    2,200     ACTV, Inc.+                                    1,540
      500     ADE Corporation+                               2,985
    1,000     ADVO Systems, Inc.+                           32,830
      800     AFC Enterprises, Inc.+                        16,808
    3,000     A.G. Edwards, Inc.                            98,880
    3,523     AGCO Corporation+                             77,858
    2,400     AGL Resources Inc.                            58,320
    4,300     A.H. Belo Corporation (Class A)               91,676
    4,300     AK Steel Holding Corporation+                 34,400
    2,400     ALARIS Medical, Inc.+                         14,640
    4,400     ALLETE, Inc.                                  99,792
      600     A.M. Castle & Company+                         2,730
    3,400     AMB Property Corporation                      93,024
    1,700     AMC Entertainment Inc.+                       15,045
      200     AMCOL International Corporation                1,160
      400     AMCORE Financial, Inc.                         8,680
    1,300     AMERIGROUP Corporation+                       39,403
    1,300     AMETEK, Inc.                                  50,037
    1,300     AMN Healthcare Services, Inc.+                21,983
    2,200     ANADIGICS, Inc.+                               5,676
    6,800     ANC Rental Corporation+                          340
    1,100     ANSYS, Inc.+                                  22,220
    1,100     A.O. Smith Corporation                        29,711
    2,000     APAC Customer Services Inc.+                   4,680
    1,000     APCO Argentina Inc.                           17,450
    3,800     APW Ltd.+                                          -
      700     ARAMARK Corporation (Class B)+                16,450
    1,300     ARIAD Pharmaceuticals, Inc.+                   3,120
      300     ASB Financial Corp.                            4,233
    1,500     A.S.V., Inc.                                  11,775
    7,300     AT&T Latin America Corp. (Class A)+            1,533
    1,500     ATA Holdings Corp.+                            6,855
    1,100     ATG Inc.+                                          -
      700     ATMI, Inc.+                                   12,964
      300     ATP Oil & Gas Corporation+                     1,221
      900     ATS Medical, Inc.+                               405
      500     ATSI Communications, Inc.+                        35
    2,300     AVANIR Pharmaceuticals (Class A)+              2,300
    9,400     AVANT Immunotherapeutics, Inc.+               10,669
    6,900     AVX Corporation                               67,620
    1,100     AVI BioPharma, Inc.+                           5,500
    1,650     AVICI SYS INC.+                                5,907
      900     AXT, Inc.+                                     1,620
    1,100     aaiPharma Inc.+                               15,422
      500     Aaon, Inc.+                                    9,215
      200     Aaron Rents, Inc. (Class A)                    4,540
    3,900     Abercrombie & Fitch Co. (Class A)+            79,794
    3,500     Abgenix, Inc.+                                25,795
      600     Able Energy, Inc.+                             2,100
      400     Ablest, Inc.+                                  2,180
      110     Acacia Research - Acacia
                 Technologies+                                 265
       61     Acacia Research - CombiMatrix+                   224
    1,000     Acadia Realty Trust                            7,420
    8,400     Acclaim Entertainment Inc.+                    5,544
    1,603     Accredo Health, Incorporated+                 56,506
      300     Accrue Software, Inc.+                             9
      200     Aceto Corporation                              3,194
    1,400     Aclara Biosciences Inc.+                       2,940
      200     Acme Communications, Inc.+                     1,594
    1,500     Actel Corp.+                                  24,330
    1,300     Action Performance Companies, Inc.            24,700

22

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,600     Active Power, Inc.+                      $     2,848
    2,200     Activision, Inc.+                             32,098
      700     Actuant Corporation (Class A)+                32,515
    2,400     Actuate Corporation+                           4,248
      800     Acuity Brands, Inc.                           10,832
    3,700     Acxiom Corp.+                                 56,906
    5,800     Adaptec, Inc.+                                32,770
    3,388     Adelphia Business Solutions, Inc.+                78
      200     Adept Technology, Inc.+                          124
    1,800     Administaff, Inc.+                            10,800
    1,200     Adolor Corporation+                           16,464
    1,400     Adtran, Inc.+                                 46,060
    1,000     Advance Auto Parts, Inc.+                     48,900
    3,600     Advanced Digital Information
                 Corporation+                               24,156
    1,300     Advanced Energy Industries, Inc.+             16,536
    3,200     Advanced Fibre
                 Communications, Inc.+                      53,376
      200     Advanced Lighting
                 Technologies, Inc.+                            66
    1,200     Advanced Marketing Services, Inc.             17,640
    3,600     Advanced Medical Optics, Inc.+                43,092
    1,200     Advanced Neuromodulation
                 Systems, Inc.+                             42,120
      400     Advanced Power Technology, Inc.+               1,300
      100     Advanced Switching
                 Communications, Inc.+                           6
      200     Advanced Tissue Sciences, Inc.+                    8
    3,200     AdvancePCS+                                   71,072
    1,700     Advanta Corp. (Class A)                       15,268
    1,300     Advent Software, Inc.+                        17,719
      800     The Advisory Board Company+                   23,920
    1,500     Aegis Realty, Inc.                            17,130
    2,400     Aeroflex Incorporated+                        16,560
      900     Aeropostale, Inc.+                             9,513
      200     Aerosonic Corporation+                         3,882
    4,200     Aether Systems, Inc.+                         15,792
    5,200     Affiliated Computer
                 Services, Inc. (Class A)+                 273,780
      900     Affiliated Managers Group, Inc.+              45,270
    2,300     Affymetrix, Inc.+                             52,647
    1,500     Aftermarket Technology Corp.+                 21,750
   66,900     Agere Systems Inc. (Class A)+                 96,336
    1,900     Agile Software Corporation+                   14,706
      900     Agree Realty Corporation                      15,210
    1,700     Air Methods Corporation+                       9,692
    1,900     Airborne, Inc.                                28,177
    2,600     Airgas, Inc.+                                 44,850
    1,000     AirGate PCS, Inc.+                               620
      200     Airnet Communications Corporation+               104
      800     AirTran Holdings, Inc.+                        3,120
    5,300     Akamai Technologies, Inc.+                     9,169
      400     Akorn, Inc.+                                     500
      900     Aksys, Ltd.+                                   4,770
      200     Alabama National BanCorporation                8,700
      400     Alamo Group Inc.                               4,900
    3,500     Alamosa Holdings, Inc.+                        1,820
    1,100     Alaska Air Group, Inc.+                       23,815
    2,000     Alaska Communications
                 Systems Holdings, Inc.+                     3,680
    1,300     Albany International Corp. (Class A)          26,858
    1,300     Albany Molecular Research, Inc.+              19,228
    1,700     Albemarle Corp.                               48,365
    1,600     Alexander & Baldwin, Inc.                     41,264
      700     Alexandria Real Estate Equities, Inc.         29,820
    1,300     Alexion Pharmaceuticals, Inc.+                18,356
    3,400     Alfa Corporation                              40,837
      300     Alico, Inc.                                    7,980
    1,900     Align Technology, Inc.+                        5,246
    4,000     Alkermes, Inc.+                               25,080
    4,038     All-American SportPark, Inc.+                     40
      300     Allcity Insurance Company                         54
      308     Alleghany Corporation+                        54,670
    7,300     Allegiance Telecom, Inc.+                      4,891
    1,500     Allen Telecom Inc.+                           14,205
    3,200     Alliance Capital Management
                 Holding LP                                 99,200
    1,400     Alliance Fiber Optic Products, Inc.+             798
    2,800     Alliance Gaming Corporation+                  47,684
    1,100     Alliance Imaging, Inc.+                        5,830
    2,900     Alliance Semiconductor Corporation+           11,397
    4,000     Alliant Energy Corporation                    66,200
    1,462     Alliant Techsystems Inc.+                     91,156
    5,565     Allied Capital Corporation                   121,484

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    3,100     Allmerica Financial Corporation+         $    31,310
      200     Allos Therapeutics Inc.+                       1,504
    2,300     Alloy, Inc.+                                  25,185
      800     Allscripts Healthcare Solutions, Inc.+         1,912
    2,000     Alpharma, Inc. (Class A)                      23,820
      800     Altair Nanotechnologies, Inc.+                   407
   14,900     Amazon.com, Inc.+                            281,461
      400     Ambassadors International, Inc.+               3,596
    1,500     Amedisys, Inc.+                                9,060
      900     AmerAlia, Inc.+                                  351
      200     Ameriana Bancorp                               2,296
    2,900     America West Holdings
                 Corporation (Class B)+                      5,220
    1,900     American Axle & Manufacturing
                 Holdings, Inc.+                            44,498
      200     American Biltrite Inc.                         1,880
    2,600     American Capital Strategies, Ltd.             56,134
      100     American Classic Voyages Co.+                      -
    2,750     American Eagle Outfitters, Inc.+              37,895
    2,900     American Financial Group, Inc.                66,903
    1,100     American Healthways, Inc.+                    19,250
      500     American Home Mortgage
                 Holdings, Inc.                              5,500
      200     American Independence Corporation+               544
      700     American Insured Mortgage
                 Investors LP, Series 86                     2,163
      400     American Insured Mortgage
                 Investors LP, Series 88                     1,640
    1,400     American Italian Pasta
                 Company (Class A)+                         50,372
      200     American Land Lease, Inc.                      2,818
    1,700     American Management Systems,
                 Incorporated+                              20,383
    1,000     American Medical Security
                 Group, Inc.+                               13,980
    1,300     American Medical Systems
                 Holdings, Inc.+                            21,073
      800     American National Bankshares Inc.             20,800
    1,100     American National Insurance
                 Company                                    90,222
    2,700     American Online Latin
                 America, Inc. (Class A)+                      999
    1,200     American Physicians Capital, Inc.+            22,572
      600     American Real Estate Partners, LP+             5,514
      500     American Realty Investors, Inc.+               4,045
    3,400     American Software, Inc. (Class A)+             9,350
      150     American States Water Company                  3,473
      800     American Superconductor
                 Corporation+                                2,408
      100     American Technical Ceramics Corp.+               410
    7,300     American Tower Corporation
                 (Class A)+                                 25,769
    4,600     American Water Works
                 Company, Inc.                             209,208
      500     American Woodmark Corporation                 23,750
    3,300     AmeriCredit Corp.+                            25,542
    1,200     AmeriPath, Inc.+                              25,800
    1,000     Ameristar Casinos, Inc.+                      14,100
    8,000     Ameritrade Holding Corporation
                 (Class A)+                                 45,280
      100     AmeriVest Properties Inc.                        620
      200     Ameron International Corporation              11,030
    2,000     AmerUs Group Co.                              56,540
      200     Ames Department Stores, Inc.+                      -
    6,600     Amkor Technology, Inc.+                       31,416
    1,200     Amli Residential Properties Trust             25,536
      100     Ampal-American Israel Corporation
                 (Class A)+                                    239
      200     Ampco-Pittsburgh Corporation                   2,432
    1,800     Amphenol Corp. (Class A)+                     68,400
    1,600     AmSurg Corp.+                                 32,688
      100     Amtech Systems, Inc.+                            317
    4,600     Amylin Pharmaceuticals, Inc.+                 74,244
      800     Analogic Corporation                          40,230
      200     Analysts International Corporation+              396
    1,800     Anaren Microwave, Inc.+                       15,840
    1,600     Anchor Bancorp, Inc.                          33,200
      300     The Andersons, Inc.                            3,810
    2,800     Andrx Group+                                  41,076
    1,600     Anixter International Inc.+                   37,200
    3,300     Annaly Mortgage Management Inc.               62,040
    1,250     AnnTaylor Stores Corporation+                 25,525
      500     Ansoft Corporation+                            3,075
    1,900     AnswerThink Consulting Group, Inc.+            4,750

24

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,000     Anteon International Corporation+        $    24,000
      800     Anthracite Capital, Inc.                       8,720
    2,300     Antigenics Inc.+                              23,552
    2,400     Anworth Mortgage Asset Corporation            30,168
    4,400     Apartment Investment &
                 Management Company (Class A)              164,912
    3,000     Apex Mortgage Capital, Inc.                   19,620
      800     Aphton Corporation+                            3,112
      900     Apogee Enterprises, Inc.                       8,056
    4,300     Apogent Technologies Inc.+                    89,440
      100     Appiant Technologies Inc.+                        18
    3,150     Applebee's International, Inc.                73,052
    2,700     Applera Corporation - Celera
                 Genomics Group+                            25,785
      900     Applica Incorporated+                          4,500
      600     Applied Digital Solutions, Inc.+                 246
      800     Applied Industrial Technologies, Inc.         15,120
      600     Applied Innovation Inc.+                       1,818
      100     Applied Molecular Evolution+                     205
      200     AppliedTheory Corporation+                         -
    2,200     Apria Healthcare Group Inc.+                  48,928
    1,500     AptarGroup, Inc.                              46,860
    5,610     Aquila, Inc.                                   9,930
    3,600     Arabian American Development
                 Company+                                      108
      300     Aradigm Corporation+                             486
    1,200     Arbitron Inc.+                                40,200
    1,400     Arch Capital Group Ltd.+                      43,638
      300     Arch Chemicals, Inc.                           5,475
    2,100     Arch Coal, Inc.                               45,339
    6,975     Archstone-Smith Trust                        164,192
    1,700     Arctic Cat Inc.                               27,200
      200     Arden Group, Inc. (Class A)+                  12,104
    2,700     Arden Realty, Inc.                            59,805
      200     Ardent Communications, Inc.+                       -
    1,100     Arena Pharmaceuticals, Inc.+                   7,161
      900     Argonaut Group, Inc.                          13,275
    1,100     Argosy Gaming Company+                        20,823
   10,400     Ariba, Inc.+                                  25,792
    1,500     Arkansas Best Corporation+                    38,971
    1,200     Armor Holdings, Inc.+                         16,524
    1,600     Armstrong Holdings, Inc.+                        560
      800     ArQule, Inc.+                                  2,440
    1,100     Array BioPharma Inc.+                          6,105
    4,900     Arris Group Inc.+                             17,493
    4,000     Arrow Electronics, Inc.+                      51,160
      336     Arrow Financial Corporation                   10,339
      600     Arrow International, Inc.                     24,402
    8,300     Art Technology Group, Inc.+                   10,292
      300     Artemis International Solutions
                 Corporation+                                   12
      100     Artesian Resources Corporation
                 (Class A)                                   2,965
    3,100     Artesyn Technologies, Inc.+                   11,904
    1,600     ArthroCare Corporation+                       15,760
    3,300     Arthur J. Gallagher & Co.                     96,954
    2,700     ArvinMeritor, Inc.                            45,009
      300     Asbury Automotive Group Inc.+                  2,523
      200     Ascent Media Group, Inc. (Class A)+              224
   10,200     Ascential Software Corporation+               24,480
      300     Ask Jeeves, Inc.+                                768
    2,100     Aspect Communications Corporation+             5,964
      700     Aspect Medical Systems, Inc.+                  2,373
    2,200     Aspen Technology, Inc.+                        6,226
    3,750     Associated Banc-Corp.                        127,275
      800     Astec Industries, Inc.+                        7,944
    3,700     Astoria Financial Corporation                100,455
    1,250     AstroPower, Inc.+                              9,988
    1,400     Asyst Technologies, Inc.+                     10,290
    2,100     At Home Corporation (Class A)+                     -
      200     Atalanta/Sosnoff Capital
                 Corporation+                                2,420
      700     Atlantic American Corporation+                 1,141
    1,400     Atlantic Coast Airlines Holdings, Inc.+       16,842
      600     Atlantic Premium Brands, Ltd.+                 1,362
      300     Atlantic Realty Trust                          2,925
      200     Atlantic Tele-Network, Inc.                    3,100
      400     Atlantis Plastics, Inc. (Class A)+             2,080
    2,800     Atlas Air, Inc.+                               4,228
   18,500     Atmel Corporation+                            41,255
    1,000     Atmos Energy Corporation                      23,320
    1,300     Atrix Laboratories, Inc.+                     19,941
      700     Atwood Oceanics, Inc.+                        21,070
      200     Audiovox Corporation (Class A)+                2,068

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    2,900     Aurora Food Inc.+                       $      2,262
    1,800     Auspex Systems, Inc.+                            666
      300     autobytel.com inc.+                              840
   12,800     AutoNation, Inc.+                            160,768
    2,800     Avalonbay Communities, Inc.                  109,592
    2,800     Avanex Corporation+                            2,934
      800     Avatar Holdings Inc.+                         18,400
      400     Avenue A, Inc.+                                1,160
      700     Aviall, Inc.+                                  5,635
    1,200     Aviation General, Incorporated+                   84
    1,600     Avid Technology, Inc.+                        36,720
      100     Avigen, Inc.+                                    571
    1,100     Avista Corporation                            12,716
    4,574     Avnet, Inc.                                   49,536
    1,800     Avocent Corporation+                          39,996
      900     Aware, Inc.+                                   1,962
    3,900     Axcelis Technologies, Inc.+                   21,875
      100     Axsys Technologies, Inc.+                        780
    2,200     Aztar Corporation+                            31,416
    1,550     BARRA, Inc.+                                  47,012
    1,200     BCSB Bankcorp, Inc.                           16,500
    1,400     BE Aerospace, Inc.+                            5,096
   16,100     BEA Systems, Inc.+                           184,667
      300     BEI Techologies, Inc.                          3,357
    4,700     The BISYS Group, Inc.+                        74,730
      200     BIW Limited                                    3,670
    2,900     BJ's Wholesale Club, Inc.+                    53,070
    1,100     BMC Industries, Inc.                           1,727
      300     BNP Residential Properties, Inc.               3,045
    2,072     BOK Financial Corporation+                    67,112
      600     BP Prudhoe Bay Royalty Trust                   8,856
    1,800     BRE Properties, Inc. (Class A)                56,160
      300     BRT Realty Trust                               3,975
    4,600     BSQUARE Corporation+                           5,801
      300     BWAY Corporation+                              5,934
      100     Badger Meter, Inc.                             3,210
      200     Badger Paper Mills, Inc.+                      1,448
    1,000     Baldor Electric Company                       19,750
    1,000     Baldwin & Lyons, Inc. (Class B)               23,550
    1,500     Bally Total Fitness Holding
                 Corporation+                               10,635
      400     BancFirst Corporation                         18,800
    3,300     BancorpSouth, Inc.                            64,086
      300     BancTrust Financial Group, Inc.                3,300
      800     Bandag, Incorporated                          30,944
      200     Bank Mutual Corporation                        4,626
      525     Bank of Granite Corp.                          9,187
    3,000     Bank of Hawaii Corporation                    91,170
    2,100     BankAtlantic Bancorp, Inc. (Class A)          19,845
    6,816     Banknorth Group, Inc.                        154,042
    1,000     BankUnited Financial Corporation
                 (Class A)+                                 16,180
    1,400     Banta Corporation                             43,778
      400     Banyan Strategic Realty Trust+                   114
      200     Bar Harbor Bankshares                          3,860
        2     Baran Group Ltd.+                                 11
    2,700     Barnes & Noble, Inc.+                         48,789
      700     Barnes Group Inc.                             14,245
      400     barnesandnoble.com inc.+                         460
      100     Barnwell Industries, Inc.+                     2,010
    1,586     Barr Laboratories, Inc.+                     103,233
      400     Barrett Business Services, Inc.+               1,240
      100     Bassett Furniture Industries,
                 Incorporated                                1,432
      900     Bay State Bancorp, Inc.                       23,400
    3,800     Bay View Capital Corporation+                 21,850
    7,730     Beacon Power Corporation+                      1,701
    6,300     BearingPoint, Inc.+                           43,470
      300     Beasley Broadcast Group, Inc.
                 (Class A)+                                  3,588
      888     Beazer Homes USA, Inc.+                       53,813
    1,500     bebe stores, inc.+                            20,100
    2,400     Beckman Coulter Inc.                          70,848
      600     Bedford Property Investors, Inc.              15,414
      900     Bel Fuse Inc. (Class A)+                      16,290
    1,000     Belden Inc.                                   15,220
      800     Bell Microproducts Inc.+                       4,432
    1,200     Benchmark Electronics, Inc.+                  34,392
      230     Benihana Inc. (Class A)+                       3,105
    2,400     Berkley (W.R.) Corporation                    95,064
      100     Berkshire Bancorp Inc.                         3,424
       63     Berkshire Hathaway Inc. (Class A)+         4,583,250
       66     Berkshire Hathaway Inc. (Class B)+           159,918
      300     Bestway, Inc.+                                 2,475

26

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    4,200     Beverly Enterprises, Inc.+              $     11,970
      900     Bigmar, Inc.+                                    144
    8,300     BindView Development Corporation+             11,952
      700     Bingham Financial Services
                 Corporation+                                    -
      200     BioCryst Pharmaceuticals, Inc.+                  192
    2,200     BioMarin Pharmaceutical Inc.+                 15,510
      800     Bionova Holding Corporation+                     280
      900     Bionx Implants, Inc.+                          3,150
    2,200     Biopure Corporation+                           8,184
      900     Bio-Rad Laboratories, Inc. (Class A)+         34,830
    1,200     Biosite Diagnostics Incorporated+             40,824
      100     BioSource International, Inc.+                   599
    1,000     BioSpecifics Technologies Corp.+               1,920
      500     BioSphere Medical Inc.+                        3,295
    3,000     Bio-Technology General Corp.+                  9,603
      200     BioTransplant Incorporated+                       90
   11,900     Birman Managed Care, Inc.+                         1
    1,400     Black Box Corporation                         62,720
    1,100     Black Hills Corporation                       29,172
      700     BlackRock, Inc.+                              27,580
    1,100     Blockbuster Inc. (Class A)                    13,475
      200     Blount International, Inc.+                      762
      360     Blue Coat Systems, Inc.+                       1,418
    1,400     Blue Martini Software, Inc.+                   4,060
    1,200     Blue Rhino Corporation+                       20,868
    1,900     Blyth, Inc.                                   50,844
    1,400     Bob Evans Farms, Inc.                         32,690
      600     Boca Resorts, Inc. (Class A)+                  6,420
    3,800     The Bombay Company, Inc.+                     19,000
    1,600     Bone Care International, Inc.+                15,568
    3,100     Borders Group, Inc.+                          49,910
    1,100     BorgWarner, Inc.                              55,462
    4,500     Borland Software Corporation+                 55,350
      200     Boston Acoustics, Inc.                         2,400
      700     Boston Communications Group, Inc.+             8,897
    1,400     Boston Private Financial Holdings, Inc.       27,804
    3,600     Boston Properties, Inc.                      132,696
      600     BostonFed Bancorp, Inc.                       16,020
      100     Bottomline Technologies, Inc.+                   604
    2,100     Bowater Incorporated                          88,095
      210     Bowl America Incorporated (Class A)            2,478
    1,300     Bowne & Co., Inc.                             15,535
    1,600     Boyd Gaming Corporation+                      22,480
    2,300     The Boyds Collection, Ltd.+                   15,295
      300     Bradley Pharmaceuticals, Inc.+                 3,909
      900     Brady Corporation (Class A)                   30,015
      900     Brandywine Reality Trust                      19,629
      100     Brass Eagle Inc.+                                878
      800     Braun Consulting, Inc.+                          728
      400     Breakaway Solutions, Inc.+                         -
      200     Bridgford Foods Corporation                    2,242
      900     Briggs & Stratton Corporation                 38,223
      400     Brigham Exploration Company+                   1,968
      400     Bright Horizons Family
                 Solutions, Inc.+                           11,248
      311     Brightpoint, Inc.+                             2,457
    3,900     Brinker International, Inc.+                 125,775
    1,500     Brio Technology, Inc.+                         2,325
    1,500     BriteSmile, Inc.+                                495
    1,288     BroadVision, Inc.+                             4,392
    8,400     Broadwing Inc.+                               29,568
    9,300     Brocade Communications
                 Systems, Inc.+                             38,502
    4,299     Brookline Bancorp, Inc.                       51,158
    1,396     Brooks-PRI Automation, Inc.+                  15,998
      200     Brooktrout Inc.+                               1,060
    2,600     Brown & Brown Inc.                            84,032
    1,200     Brown Shoe Company, Inc.                      28,596
    2,200     Bruker Daltonics, Inc.+                       10,692
      500     Brush Engineered Materials Inc.+               2,750
      500     Bryn Mawr Bank Corporation                    18,315
    2,600     Buca, Inc.+                                   21,632
      700     Buckeye Partners, LP                          26,880
      200     Buckeye Technologies Inc.+                     1,230
      600     Buckhead America Corporation+                     48
      700     The Buckle, Inc.+                             12,600
      500     Building Materials Holding
                 Corporation                                 7,150
    3,500     Bunge Limited                                 84,210
    1,400     Burke Mills, Inc.+                               980
    1,800     Burlington Coat Factory
                 Warehouse Corporation                      32,310
      200     Burnham Pacific Properties, Inc.+                152

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      400     Bush Industries, Inc. (Class A)         $      1,936
      300     Butler Manufacturing Company                   5,805
    1,000     C&D Technologies, Inc.                        17,670
    1,100     CACI International Inc. (Class A)+            39,204
      200     CARBO Ceramics Inc.                            6,740
      500     CB Bancshares, Inc.                           21,260
    1,800     CBL & Associates Properties, Inc.             72,090
    2,200     CBRL Group, Inc.                              66,286
      300     CCBT Financial Companies Inc.                  7,704
    1,067     CCC Information Services Group Inc.+          18,939
    2,300     C-COR.net Corp.+                               7,636
      800     CDI Corp.+                                    21,584
    3,100     CDW Computer Centers, Inc.+                  135,935
    1,100     CEC Entertainment Inc.+                       33,770
      500     CERBCO, Inc. (Class A)                         1,350
    1,500     CFS Bancorp, Inc.                             21,450
      900     CH Energy Group, Inc.                         41,967
    3,300     C.H. Robinson Worldwide, Inc.                102,960
      200     CHRONIMED Inc.+                                1,222
    2,400     CIBER, Inc.+                                  12,360
      900     CIMA Labs Inc.+                               21,772
      600     CIRCOR International, Inc.                     9,540
    7,500     CIT Group Inc.                               147,000
    2,300     CKE Restaurants, Inc.+                         9,890
    1,000     CLARCOR Inc.                                  32,270
   15,700     CMGI Inc.+                                    15,402
    8,894     CNA Financial Corporation+                   227,686
      800     CNA Surety Corporation                         6,280
    8,200     CNET Networks, Inc.+                          22,222
    1,900     CNF Transportation Inc.                       63,156
    2,400     CNS, Inc.+                                    16,272
    1,650     CONMED Corporation+                           32,323
    3,200     CONSOL Energy Inc.                            55,296
      600     CPB Inc.                                      16,470
      300     CPI Corp.                                      4,347
    3,500     CSG Systems International, Inc.+              47,775
    1,100     CSK Auto Corporation+                         12,100
      400     CSS Industries, Inc.+                         13,240
      800     CT Communications, Inc.                        9,040
    4,300     CTC Communications Group, Inc.+                    -
      600     CTI Molecular Imaging, Inc.+                  14,796
       50     CTN Media Group, Inc.+                             -
    1,500     CTS Corporation                               11,625
      700     CUNO Incorporated+                            23,184
      700     CV Therapeutics, Inc.+                        12,754
    1,200     CVB Financial Corp.                           30,516
    1,900     CYRO-CELL International, Inc.+                 3,097
      330     CYTOGEN Corporation+                           1,072
    2,900     Cable Design Technology+                      17,110
    7,200     Cablevision Systems Corporation
                 (Class A)+                                120,528
    2,500     Cabot Corporation                             66,350
      900     Cabot Microelectronics Corporation+           42,480
    1,300     Cabot Oil & Gas Corporation (Class A)         32,214
    9,500     Cadence Design Systems, Inc.+                112,005
    2,700     Cadiz Inc.+                                    1,485
      600     Cadmus Communications Corporation              6,666
      200     Cagle's Inc. (Class A)+                        1,402
    1,800     Cal Dive International, Inc.+                 42,300
       75     Caldera International, Inc.+                     109
    1,600     Calgon Carbon Corporation                      7,904
      200     Calico Commerce, Inc.+                            56
      400     California Coastal Communities, Inc.+          2,212
    2,000     California Micro Devices Corporation+          9,100
    1,300     California Pizza Kitchen, Inc.+               32,760
      500     California Water Service Group                11,845
    1,000     Caliper Technologies Corp.+                    3,000
    3,100     Callaway Golf Company                         41,075
      500     Callon Petroleum Company+                      1,675
    1,000     Cambrex Corporation                           30,210
      300     Camden National Corporation                    7,260
    1,700     Camden Property Trust                         56,100
    1,900     Caminus Corporation+                           4,446
    2,100     Capital Automotive                            49,770
    1,100     Capital Bank Corporation                      14,234
      400     Capital City Bank Group, Inc.                 15,676
      600     Capital Pacific Holdings, Inc.+                1,950
      420     Capitol Bancorp Ltd.                           9,749
    2,940     Capitol Federal Financial                     84,672
    1,200     Capstead Mortgage Corporation                 29,580
    3,100     Capstone Turbine Corporation+                  2,790
      200     Captaris Inc.+                                   480
    1,100     Caraustar Industries, Inc.                    10,428
    5,300     Cardiac Science, Inc.+                        11,713

28

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,800     CardioDynamics International
                 Corporation+                         $      5,526
      153     CareCentric Inc.+                                 84
    1,800     Career Education Corporation+                 72,000
    9,300     Caremark Rx, Inc.+                           151,125
    1,700     Carlisle Companies Incorporated               70,346
    2,900     Carlyle Industries, Inc.+                      1,218
      900     Carpenter Technology Corporation              11,205
    3,200     CarrAmerica Realty Corporation                80,160
    1,500     Carreker Corporation+                          6,795
    4,400     Carrier Access Corporation+                    1,760
    3,200     Carrizo Oil & Gas, Inc.+                      16,896
      210     Carrollton Bancorp                             2,898
      330     Cascade Financial Corporation                  3,940
      100     Cascade Natural Gas Corporation                2,000
      900     Casella Waste Systems, Inc.
                 (Class A)+                                  8,001
    2,000     Casey's General Stores, Inc.                  24,420
    2,200     Catalina Marketing Corporation+               40,700
      200     Catalyst Semiconductor, Inc.+                    504
    2,766     Catalytica Energy Systems, Inc.+               7,634
      400     Catapult Communications
                 Corporation+                                4,780
    4,100     Catellus Development Corporation+             81,385
      400     Cathay Bancorp, Inc.                          15,196
    1,000     The Cato Corporation (Class A)                21,590
    1,300     Cavalry Bancorp, Inc.                         17,316
    2,000     Cedar Fair, LP                                47,200
      600     Cedar Income Fund, Ltd.+                       2,400
      500     Celeritek, Inc.+                               3,330
    3,000     Celgene Corporation+                          64,410
    2,100     Cell Genesys, Inc.+                           23,417
    1,300     Cell Pathways, Inc.+                             533
    4,000     Cell Therapeutics, Inc.+                      29,080
      900     Centene Corporation+                          30,231
    3,800     Centennial Communications Corp.+               9,918
      800     Center Bancorp, Inc.                          18,880
      500     Center Trust, Inc.                             3,900
    1,100     CenterPoint Properties Corporation            62,865
      400     Centex Construction Products, Inc.            14,060
    2,200     Centillium Communications, Inc.+               4,972
    1,000     Centra Software, Inc.+                         1,000
      325     Central Coast Bancorp+                         6,422
      500     Central European Distribution
                 Corporation+                                9,255
    1,400     Central Garden & Pet Company+                 25,914
      800     Central Parking Corporation                   15,088
      800     Central Vermont Public Service
                 Corporation                                14,624
      700     Century Aluminum Company                       5,187
      700     Century Bancorp, Inc. (Class A)               18,564
    1,000     Century Business Services, Inc.+               2,650
    2,200     Cephalon, Inc.+                              107,070
    2,400     Cepheid, Inc.+                                12,235
      100     Ceres Group, Inc.+                               192
    5,800     Ceridian Corporation+                         83,636
    1,400     Cerner Corporation+                           43,764
    2,800     Certegy Inc.+                                 68,740
    1,000     Cerus Corporation+                            21,500
    1,900     The Chalone Wine Group, Ltd.+                 15,656
    1,900     Champion Enterprises, Inc.+                    5,415
      700     Champion Industries, Inc.                      1,904
    1,700     Championship Auto Racing
                 Teams, Inc.+                                6,290
    1,800     Charles River Laboratories
                 International, Inc.+                       69,264
    1,300     Charlotte Russe Holding Inc.+                 13,793
    4,500     Charming Shoppes, Inc.+                       18,810
   11,800     Charter Communications, Inc.
                 (Class A)+                                 13,924
      300     Charter Financial Corporation                  9,324
    1,600     Charter Municipal Mortgage
                 Acceptance Company                         27,792
    1,200     Chateau Communities, Inc.                     27,600
    1,200     Chattem, Inc.+                                24,660
    4,200     CheckFree Corp.+                              67,204
    2,100     Checkpoint Systems, Inc.+                     21,714
    1,900     The Cheesecake Factory
                 Incorporated+                              68,685
    1,900     Chelsea Property Group, Inc.                  63,289
      400     Chemed Corporation                            14,140
      534     Chemical Financial Corporation                17,168
      600     Chesapeake Corporation                        10,710
    6,600     Chesapeake Energy Corporation                 51,084

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      900     Chesapeake Utilities Corporation        $     16,470
    2,200     Chicago Pizza & Brewery, Inc.+                15,180
      100     Chicago Rivet & Machine Co.                    2,260
    3,250     Chico's FAS, Inc.+                            61,457
    1,100     The Children's Place Retail
                 Stores, Inc.+                              11,704
      300     Childtime Learning Centers, Inc.+                330
    3,100     ChipPAC, Inc. (Class A)+                      11,005
    1,802     Chiquita Brands International, Inc.+          23,894
       58     Chiquita Brands International, Inc.
                 (Warrants)(b)                                 213
    1,275     Chittenden Corporation                        32,487
    1,500     Choice Hotels International, Inc.+            34,050
    6,900     Choice One Communications Inc.+                1,070
    3,333     ChoicePoint Inc.+                            131,620
    1,000     Cholestech Corporation+                        6,960
    4,100     Chordiant Software, Inc.+                      5,904
    1,025     Christopher & Banks Corporation+              21,269
      100     ChromaVision Medical Systems, Inc.+              133
      300     Chromcraft Revington, Inc.+                    3,915
    1,600     Church & Dwight Co., Inc.                     48,688
      200     Churchill Downs Incorporated                   7,636
    1,481     Cimarex Energy Co.+                           26,510
    1,100     Ciphergen Biosystems, Inc.+                    3,795
    3,300     Cirrus Logic, Inc.+                            9,504
    1,800     Citizens Banking Corporation                  44,604
      971     Citizens, Inc.+                                7,282
      428     Citizens South Banking Corporation             4,366
      700     City Holding Company                          19,775
    1,900     City National Corporation                     83,581
      300     CityBank                                       7,425
    1,300     Claire's Stores, Inc.                         28,691
      700     Clark/Bardes, Inc.+                           13,475
      200     Clarus Corporation+                            1,124
    5,500     Clayton Homes, Inc.                           66,990
    1,200     Clayton Williams Energy, Inc.+                14,568
    1,200     Clean Harbors, Inc.+                          18,624
    1,800     Cleco Corporation                             25,200
      900     Cleveland-Cliffs Inc.+                        17,865
    2,200     Click Commerce, Inc.+                          4,444
      100     click2learn.com, Inc.+                            75
      100     Closure Medical Corporation+                   1,048
    3,400     Coach, Inc.+                                 111,928
      600     Coachmen Industries, Inc.                      9,480
      200     Coastal Bancorp, Inc.                          6,470
      300     Coastal Financial Corporation                  4,092
    1,200     Cobalt Corporation+                           16,560
      500     CoBiz Inc.                                     7,425
      400     Coca-Cola Bottling Co.
                 Consolidated                               25,804
   11,700     Coeur d'Alene Mines Corporation+              22,464
    2,900     Cognex Corporation+                           53,447
      600     Cognizant Technology Solutions
                 Corporation+                               43,338
    1,100     Coherent, Inc.+                               21,945
    1,300     Cohu, Inc.                                    19,110
    1,500     Coinstar, Inc.+                               33,975
    1,400     Cold Metal Products, Inc.+                         -
      100     Coldwater Creek Inc.+                          1,920
    2,700     Collins & Aikman Corporation+                 12,015
    4,300     The Colonial BancGroup, Inc.                  51,299
    1,200     Colonial Properties Trust                     40,728
      400     Columbia Banking System, Inc.+                 5,044
    1,400     Columbia Laboratories, Inc.+                   4,704
    1,600     Columbia Sportswear Company+                  71,072
      600     Columbus McKinnon Corporation+                 2,293
      200     Com21, Inc.+                                      44
    1,000     Comdisco Holding Company, Inc.                    82
      200     Comfort Systems USA, Inc.+                       670
      100     Comm Bancorp, Inc.                             3,529
    2,500     Commerce Bancorp, Inc.                       107,975
    3,507     Commerce Bancshares, Inc.                    137,790
    1,300     The Commerce Group, Inc.                      48,737
    1,160     Commerce One, Inc.+                            3,190
      100     Commercial Bankshares, Inc.                    3,460
    2,300     Commercial Federal Corporation                53,705
    1,000     Commercial Metals Company                     16,240
      100     Commercial National Financial
                 Corporation                                 2,131
    1,791     Commercial Net Lease Realty                   27,456
      700     Commonwealth Industries, Inc.                  4,781
      900     Commonwealth Telephone
                 Enterprises, Inc.+                         32,256
    2,500     CommScope, Inc.+                              19,750

30

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      700     Communication Intelligence
                 Corporation+                         $        245
      100     Community Bank System, Inc.                    3,135
      370     Community Banks, Inc.                         10,249
    2,100     Community First Bankshares, Inc.              55,566
    3,900     Community Health Care+                        80,301
    5,900     Compass Bancshares, Inc.                     184,493
    1,900     CompuCredit Corporation+                      13,433
      500     Computer Horizons Corp.+                       1,635
    2,100     Computer Network Technology
                 Corporation+                               14,910
      800     Computer Programs and
                 Systems, Inc.+                             19,808
    3,300     Computerized Thermal Imaging, Inc.+              627
      200     CompX International Inc.                       1,674
      200     Comstock Resources, Inc.+                      1,858
    1,200     Conceptus, Inc.+                              14,376
      100     Concerto Software, Inc.+                         675
      200     Concord Camera Corp.+                          1,086
      400     Concord Communications, Inc.+                  3,596
    4,200     Concurrent Computer Corporation+              12,096
   16,100     Conexant Systems, Inc.+                       25,921
      800     Connecticut Water Service, Inc.               20,185
    2,000     Connetics Corporation+                        24,040
      900     Consolidated Freightways
                 Corporation+                                    8
      500     Consolidated Graphics, Inc.+                  11,125
    3,500     Constellation Brands, Inc. (Class A)+         82,985
    2,400     Continental Airlines, Inc. (Class B)+         17,400
    2,600     Conventry Health Care Inc.+                   75,478
    3,700     Convera Corporation+                          10,878
    2,100     Cooper Cameron Corporation+                  104,622
    1,200     Cooper Companies, Inc.                        30,024
      800     CoorsTek, Inc.+                               20,440
    3,650     Copart, Inc.+                                 43,216
      230     Copper Mountain Networks, Inc.+                  980
    4,600     Corillian Corporation+                         4,186
    1,600     Corinthian Colleges, Inc.+                    60,576
      400     Corio, Inc.+                                     300
    2,900     Corixa Corporation+                           18,531
    1,400     Corn Products International, Inc.             42,182
      500     Cornell Companies, Inc.+                       4,500
    1,900     Cornerstone Realty Income
                 Trust, Inc.                                15,124
    1,400     The Corporate Executive Board
                 Company+                                   44,688
      200     Corporate Office Properties Trust              2,806
      300     Correctional Properties Trust                  6,510
      900     Corrections Corporation of America+           15,435
      300     Corus Bankshares, Inc.                        13,098
    3,400     Corvas International, Inc.+                    5,270
      100     CorVel Corporation+                            3,575
   14,700     Corvis Corporation+                           10,437
      410     Cosine Communications, Inc.+                   2,476
    1,700     Cost Plus, Inc.+                              48,739
      200     CoStar Group Inc.+                             3,690
      200     Cotton States Life Insurance Company           1,908
      150     Courier Corporation                            6,876
    2,000     Cousins Properties, Inc.                      49,400
   11,600     Covad Communications Group, Inc.+             10,904
    2,100     Covance Inc.+                                 51,639
    1,100     Covansys Corporation+                          4,134
      300     Covanta Energy Corporation+                        2
      700     CoVest Bancshares, Inc.                       19,614
      300     Covista Communications, Inc.+                    888
   25,200     Cox Communications, Inc. (Class A)+          715,680
    1,600     Cox Radio, Inc. (Class A)+                    36,496
    1,900     Crawford & Company (Class B)                   9,500
    3,700     Cray, Inc.+                                   28,379
    2,200     Credence Systems Corporation+                 20,526
      500     Credit Acceptance Corporation+                 3,190
    2,500     Cree, Inc.+                                   40,875
    1,000     Crescent Operating, Inc.+                        190
    4,400     Crescent Real Estate Equities
                 Company                                    73,216
      900     Critical Path, Inc.+                             459
    4,500     Crompton Corporation                          26,775
    2,800     Cross Country, Inc.+                          39,060
       29     Cross Media Marketing Corporation+                16
    1,100     Crossroads Systems, Inc.+                      1,023
    2,500     Crown American Realty Trust                   23,000
    8,800     Crown Castle International Corp.+             33,000
    6,600     Crown Cork & Seal Company, Inc.+              52,470
    3,000     Crown Media Holdings, Inc. (Class A)+          6,780

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,100     CryoLife, Inc.+                         $      7,513
    1,000     Cubic Corporation                             18,430
    1,100     Cubist Pharmaceuticals, Inc.+                  9,053
    1,200     Cuisine Solutions, Inc.+                         372
    2,200     Cullen/Frost Bankers, Inc.                    71,940
      400     Culp, Inc.+                                    3,400
    2,300     Cumulus Media Inc. (Class A)+                 34,201
    1,100     CuraGen Corporation+                           5,115
    1,300     Curis, Inc.+                                   1,339
      400     Curtiss-Wright Corporation                    25,528
   12,900     Cyber-Care, Inc.+                                516
      900     Cyberonics, Inc.+                             16,560
      100     CyberOptics Corporation+                         476
      200     CyberSource Corporation+                         490
      200     Cylink Corporation+                              242
    1,300     Cymer, Inc.+                                  41,925
    4,700     Cypress Semiconductor Corporation+            26,884
      300     Cysive, Inc.+                                    810
    1,600     Cytec Industries Inc.+                        43,648
    4,500     Cytyc Corporation+                            45,900
    1,199     D&E Communications, Inc.                      10,024
      900     D & K Healthcare Resources, Inc.               9,217
    1,800     DDi Corp.+                                       396
    3,750     DENTSPLY International Inc.                  139,646
      600     DHB Capital Group Inc.+                          996
    1,053     DIANON Systems, Inc.+                         50,239
    1,800     DIMON Incorporated                            10,800
    5,100     DPL Inc.                                      78,234
    2,200     DQE, Inc.                                     33,528
    5,782     D.R. Horton, Inc.                            100,318
    1,000     DRS Technologies, Inc.+                       31,330
       75     DSET Corporation+                                 21
    1,000     DSL.net, Inc.+                                   490
    1,700     DSP Group, Inc.+                              26,894
    4,500     DST Systems, Inc.+                           159,975
      600     DUSA Pharmaceuticals, Inc.+                      978
      100     Daily Journal Corporation+                     2,400
      500     Dairy Mart Convenience Stores, Inc.+               -
    1,600     Daisytek International Corporation+           12,688
      700     Daktronics, Inc.+                              9,366
      100     Daleen Technologies, Inc.+                         9
      700     Danielson Holding Corporation+                   980
      100     Dataram Corporation+                             306
      600     Datascope Corp.                               14,881
      800     Datastream Systems, Inc.+                      5,120
    6,900     Davel Communications, Inc.+                      103
    3,600     DaVita, Inc.+                                 88,812
      200     Dawson Geophysical Company+                    1,160
      900     Daxor Corporation+                            13,320
    3,414     Dean Foods Company+                          126,659
      100     Deb Shops, Inc.                                2,221
      332     Del Laboratories, Inc.+                        6,702
    3,200     Del Monte Foods Company+                      24,640
    1,900     dELiA*s Corp. (Class A)+                         855
      700     Delphi Financial Group, Inc. (Class A)        26,572
    1,500     Delta and Pine Land Company                   30,615
      100     Delta Natural Gas Company, Inc.                2,149
    1,400     Deltagen, Inc.+                                  672
      100     Deltathree.com, Inc. (Class A)+                   47
      500     Deltic Timber Corporation                     13,350
    2,100     Denbury Resources Inc.+                       23,730
    3,600     Dendreon Corporation+                         19,116
    1,600     Dendrite International, Inc.+                 11,952
    2,700     Denny's Corp.+                                 1,728
      500     Department 56, Inc.+                           6,450
    2,615     Developers Diversified Realty
                 Corporation                                57,504
    2,800     DeVry, Inc.+                                  46,508
    1,100     Diagnostic Products Corporation               42,482
    3,800     The Dial Corporation                          77,406
      200     Diametrics Medical, Inc.+                        330
    5,200     Diamond Offshore Drilling, Inc.              113,620
    2,200     DiamondCluster International, Inc.
                 (Class A)+                                  6,908
    4,600     Diamondhead Casino Corporation+                1,886
      100     Dice Inc.+                                        17
    2,800     Diebold, Incorporated                        115,416
    1,300     Digene Corporation+                           14,898
    4,000     Digex, Inc.+                                   1,720
      700     Digimarc Corporation+                          7,938
   10,200     Digital Generation Systems, Inc.+             10,914
      200     Digital Impact, Inc.+                            380
    2,000     Digital Insight Corporation+                  17,380
    3,600     Digital Lightwave, Inc.+                       4,432

32

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MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    2,200     Digital River, Inc.+                    $     26,290
    2,600     DigitalThink, Inc.+                            4,550
    2,500     Digitas Inc.+                                  8,650
    2,000     Dime Community Bancshares                     38,300
    1,400     Dionex Corporation+                           41,594
    1,100     Disc Graphics, Inc.+                           1,980
    1,200     Ditech Communications Corporation+             2,616
    1,400     Diversa Corporation+                          12,670
      924     Divine, Inc. (Class A)+                        1,293
      566     Docent, Inc.+                                  1,613
      100     DocuCorp International, Inc.+                    662
    1,600     Documentum, Inc.+                             25,056
    2,200     Dole Food Company, Inc.                       71,676
    1,000     Dollar Thrifty Automotive Group, Inc.+        21,150
    4,200     Dollar Tree Stores, Inc.+                    103,194
      200     Dominion Homes, Inc.+                          2,850
    1,700     Donaldson Company, Inc.                       61,200
    1,566     Donegal Group Inc. (Class B)                  17,617
    3,900     Doral Financial Corporation                  111,540
      200     Dot Hill Systems Corp.+                          620
    5,500     DoubleClick Inc.+                             31,130
      210     Dover Downs Gaming &
                 Entertainment, Inc.                         1,909
      300     Dover Motorsports, Inc.                        1,395
    1,100     Downey Financial Corp.                        42,900
    1,853     The Dress Barn, Inc.+                         24,645
      400     Drew Industries Incorporated+                  6,420
      800     Drexler Technology Corporation+               10,080
    1,700     Dreyer's Grand Ice Cream, Inc.               120,632
      700     Dril-Quip, Inc.+                              11,830
    5,600     Drugstore.com, Inc.+                          13,440
    2,100     Duane Read Inc.+                              35,700
    1,000     Ducommun Incorporated+                        15,850
    5,300     Duke Realty Corporation                      134,885
    1,500     DuPont Photomasks, Inc.+                      34,875
    1,100     Dura Automotive Systems, Inc.
                 (Class A)+                                 11,044
      400     DuraSwitch Industries, Inc.+                     380
    1,000     Duratek, Inc.+                                 8,350
      800     Durect Corporation+                            1,616
      800     Dyax Corp.+                                    1,440
      933     Dycom Industries, Inc.+                       12,362
      600     Dynacq International, Inc.+                    8,621
   14,500     E* TRADE Group, Inc.+                         70,470
    1,800     EDO Corporation                               37,404
      900     EFC Bancorp, Inc.                             16,425
    1,900     EGL, Inc.+                                    27,075
      700     E-LOAN, Inc.+                                  1,294
      500     EMC Insurance Group, Inc.                      8,935
      600     EMCOR Group, Inc.+                            31,806
      200     EMCORE Corporation+                              438
    1,000     EMS Technologies, Inc.+                       15,611
   14,100     ENBC Corp.+                                        1
    6,320     ENSCO International Incorporated             186,124
      700     EPIX Medical, Inc.+                            5,061
    1,608     ESB Financial Corporation                     20,824
      900     ESCO Technologies Inc.+                       33,300
    3,100     ESS Technology, Inc.+                         19,499
    3,600     The E.W. Scripps Company (Class A)           277,020
    1,200     EXCO Resources, Inc.+                         20,976
    1,800     EXE Technologies, Inc.+                          990
    1,400     E-Z-EM, Inc.+                                 12,180
    6,000     EarthLink, Inc.+                              32,700
      700     EarthShell Corporation+                          406
    1,600     East West Bancorp, Inc.                       57,728
      200     The Eastern Company                            2,204
      900     Eastern Virginia Bankshares, Inc.             16,110
      600     EastGroup Properties, Inc.                    15,300
       50     EasyLink Services Corporation
                 (Class A)+                                     32
    2,700     Eaton Vance Corp.                             76,275
      100     eBenX Inc.+                                      476
    1,600     Echelon Corporation+                          17,936
    9,600     EchoStar Communications
                 Corporation (Series A)+                   213,696
    1,800     Eclipsys Corporation+                          9,630
    2,700     Eden Bioscience Corporation+                   3,861
    6,800     Edison Schools, Inc.+                         11,016
    1,600     Education Management Corporation+             60,160
    2,300     Edwards Lifesciences Corporation+             58,581
    3,100     eFunds Corporation+                           28,241
      200     eGain Communications Corporation+                 42
    3,000     El Paso Electric Company+                     33,000
      200     Electric Fuel Corporation+                       128

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MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,500     Electro Scientific Industries, Inc.+     $    30,000
    1,700     Electroglas, Inc.+                             2,618
      800     Electronics Boutique Holdings Corp.+          12,648
    1,800     Electronics for Imaging, Inc.+                29,270
    1,300     Elizabeth Arden, Inc.+                        19,240
    1,200     ElkCorp                                       20,760
       40     eLoyalty Corporation+                            166
      200     eMagin Corporation+                               80
    1,100     Embarcadero Technologies, Inc.+                6,567
      200     eMerge Interactive, Inc. (Class A)+               52
    4,203     Emex Corporation+                                336
    2,300     Emisphere Technologies, Inc.+                  8,004
    2,100     Emmis Communications
                 Corporation (Class A)+                     43,743
    1,600     Empire District Electric Company              29,120
    3,200     Emulex Corporation+                           59,360
    2,600     Encompass Services Corporation+                   10
      400     Encore Acquisition Company+                    7,368
    2,300     Encore Capital Group, Inc.+                    2,530
    3,100     Endo Pharmaceuticals Holdings, Inc.+          23,867
    1,600     Endocare, Inc.+                                3,600
      200     Endologix, Inc.+                                 170
      800     Enercorp, Inc.+                                   40
    1,400     Energen Corporation                           40,740
    3,900     Energizer Holdings, Inc.+                    108,810
      900     Energy Conversion Devices, Inc.+               8,821
    4,700     Energy East Corporation                      103,823
      900     Energy Partners, Ltd.+                         9,630
      200     Energy West Incorporated                       1,470
      600     EnergySouth, Inc.                             16,920
    1,100     Engage, Inc.+                                    143
    1,387     Engineered Support Systems, Inc.              50,847
    2,000     Entegris Inc.+                                20,600
    7,100     Enterasys Networks, Inc.+                     11,076
    1,800     Entercom Communications Corp.+                84,456
    4,400     Enterprise Products Partners LP               85,360
      100     Entertainment Properties Trust                 2,352
       25     Entrada Networks, Inc.+                            4
    2,800     Entravision Communications
                 Corporation (Class A)+                     27,944
    2,200     EntreMed, Inc.+                                1,892
      300     Entrust Technologies Inc.+                     1,008
      420     Enzo Biochem, Inc.+                            5,880
    1,700     Enzon, Inc.+                                  28,424
    2,400     Eon Labs, Inc.+                               45,384
    4,650     E.piphany, Inc.+                              19,390
      100     ePlus inc.+                                      705
      200     ePresence, Inc.+                                 388
       16     Equinix, Inc.+                                    89
    3,200     Equitable Resources, Inc.                    112,128
    1,200     Equity Marketing, Inc.+                       16,044
      355     Equity One, Inc.                               4,739
    1,350     eResearch Technology, Inc.+                   22,613
    2,600     Erie Indemnity Company (Class A)              94,276
    1,900     eSPEED, Inc. (Class A)+                       32,188
    1,600     Esperion Therapeutics, Inc.+                  11,440
      700     Essex Property Trust, Inc.                    35,595
    5,100     The Estee Lauder Companies Inc.
                 (Class A)                                 134,640
      400     Esterline Technologies Corporation+            7,068
    1,900     Ethan Allen Interiors Inc.                    65,303
      120     Ethyl Corporation+                               779
    1,700     Euronet Worldwide, Inc.+                      12,767
      700     Evergreen Resources, Inc.+                    31,395
        2     Evolve Software, Inc.+                             8
      300     Exabyte Corporation+                             159
      800     Exact Sciences Corporation+                    8,664
    2,200     Exar Corporation+                             27,280
      100     Excel Technology, Inc.+                        1,789
       13     Exchange Application, Inc.+                        4
      500     Exchange National Bancshares, Inc.            16,735
    2,300     Exelixis, Inc.+                               18,400
      800     Expedia, Inc. (Class A)+                      53,544
    4,000     Expeditors International of
                 Washington, Inc.                          130,600
    1,300     Exponent, Inc.+                               19,096
    3,100     Express Scripts, Inc. (Class A)+             148,924
    1,500     ExpressJet Holdings, Inc.+                    15,375
    3,700     Extended Stay America, Inc.+                  54,575
      100     Extended Systems Incorporated+                   189
    1,000     Extensity, Inc.+                               1,740
    4,600     Extreme Networks, Inc.+                       15,042
    3,800     Exult Inc.+                                   12,084
    1,700     F5 Networks, Inc.+                            18,258

34

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      200     F&M Bancorp                             $      6,400
    1,200     F.A.O., Inc.+                                    564
      400     FBL Financial Group, Inc. (Class A)            7,788
      400     FBR Asset Investment Corporation              13,560
      900     FEI Company+                                  13,761
      100     FFLC Bancorp, Inc.                             2,957
      500     FFP Marketing Company, Inc.+                     450
      900     The FINOVA Group Inc.+                           144
    1,500     FLAG Financial Corporation                    17,025
      700     FLIR Systems, Inc.+                           34,160
    1,200     FMC Corporation+                              32,784
    2,300     FMC Technologies, Inc.+                       46,989
    1,400     FMS Financial Corporation                     18,606
    1,000     FNB Corp.                                     19,350
    1,685     F.N.B. Corporation                            46,388
      700     FNB Corporation                               16,611
      900     FNB Financial Services
                 Corporation                                15,417
      200     FPIC Insurance Group, Inc.+                    1,380
    1,200     FSI International, Inc.+                       5,400
      500     FTI Consulting, Inc.+                         20,075
      200     Fab Industries, Inc.+                          1,630
    1,100     Factory 2-U Stores Inc.+                       3,752
    1,300     FactSet Research Systems Inc.                 36,751
    2,001     Fair, Isaac and Company, Incorporated         85,443
    1,000     The Fairchild Corporation (Class A)+           4,960
    4,000     Fairchild Semiconductor
                 Corporation (Class A)+                     42,840
      300     Falcon Products, Inc.+                         1,215
    1,400     FalconStor Software, Inc.+                     5,432
    1,500     Fargo Electronics+                            13,080
      600     Farmers Capital Bank Corporation              19,950
    3,700     Fastenal Company                             138,343
    1,320     Fedders Corporation                            3,736
      900     Federal Agricultural Mortgage
                 Corporation (Class A)+                     18,180
    3,300     Federal-Mogul Corporation+                       726
    2,700     Federal Realty Investment Trust               75,924
    1,900     Federal Signal Corporation                    36,898
    4,500     Federated Investors, Inc. (Class B)          114,165
    1,400     FelCor Lodging Trust Inc.                     16,016
    1,600     Ferro Corporation                             39,088
    2,500     FiberCore, Inc.+                                 525
      300     FiberNet Telecom Group, Inc.+                     51
    1,200     Fidelity Federal Bancorp+                      1,800
    3,685     Fidelity National Financial, Inc.            120,978
    1,800     Fidelity National Information
                 Solutions, Inc.+                           31,050
    2,100     FileNET Corporation+                          25,620
      300     Financial Federal Corporation+                 7,539
      400     Financial Industries Corporation               5,696
      100     Financial Institutions, Inc.                   2,936
    7,900     Finisar Corporation+                           7,505
    1,400     The Finish Line, Inc. (Class A)+              14,770
      300     FinishMaster, Inc.+                            3,495
       30     FirePond, Inc.+                                   74
    2,700     The First American Financial
                 Corporation                                59,940
      400     First Bancorp                                  9,404
      100     First Banks America, Inc.+                     4,054
      900     First Bell Bancorp, Inc.                      19,134
      500     First Busey Corporation                       11,530
      500     First Charter Corporation                      9,000
      500     First Citizens BancShares, Inc.
                 (Class A)                                  48,300
    1,300     First Commonwealth Financial
                 Corporation                                14,950
    1,200     First Community Bancorp                       39,517
      300     First Essex Bancorp, Inc.                     10,020
      400     First Federal Bancorp, Inc.                    3,180
      600     First Federal Bancshares of
                 Arkansas, Inc.                             15,240
    1,400     First Federal Capital Corp.                   27,033
      700     First Federal Financial Corporation
                 of Kentucky                                17,136
    1,210     First Financial Bancorp                       19,833
      200     First Financial Bankshares, Inc.               7,600
      300     First Financial Corporation                   14,589
    1,000     First Financial Holdings, Inc.                24,760
    3,900     First Health Group Corp.+                     94,965
      950     First Horizon Pharmaceutical
                 Corporation+                                7,104
      500     First Indiana Corporation                      9,260
    1,600     First Industrial Realty Trust, Inc.           44,800

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      700     First M&F Corporation                   $     19,425
      110     First Merchants Corporation                    2,507
    1,975     First Midwest Bancorp, Inc.                   52,752
    1,000     First Mutual Bancshares, Inc.                 18,040
    1,000     First Niagara Financial Group, Inc.           26,120
      300     First Oak Brook Bancshares, Inc.               9,426
      600     The First of Long Island
                 Corporation                                21,900
      615     First Place Financial Corp.                   10,227
    1,000     First Republic Bank+                          19,990
      800     First SecurityFed Financial, Inc.             19,432
      300     First Sentinel Bancorp Inc.                    4,317
      300     First Southern Bancshares+                       450
    6,800     First Union Real Estate
                 Equity & Mortgage Investments              12,104
      200     First United Corporation                       3,284
    2,850     First Virginia Banks, Inc.                   106,105
    1,050     Firstbank Corp.                               23,730
      600     FirstFed Financial Corp.+                     17,370
    3,300     FirstMerit Corporation                        71,478
    1,300     Fischer Imaging Corporation+                   7,813
      100     Fisher Communications, Inc.                    5,272
    2,200     Fisher Scientific International Inc.+         66,176
        8     Five Star Quality Care, Inc.+                     11
    1,750     Flagstar Bancorp, Inc.                        37,800
      200     Flanigan's Enterprises, Inc.                   1,220
    2,200     Fleetwood Enterprises, Inc.+                  17,270
    2,400     Fleming Companies, Inc.                       15,768
      200     Flexsteel Industries, Inc.                     3,344
    1,500     Florida East Coast Industries, Inc.
                 (Class A)                                  34,800
      133     Florida Public Utilities Company               1,975
    1,100     Florida Rock Industries, Inc.                 41,855
      500     Flow International Corporation+                1,275
    1,150     Flowers Foods, Inc.                           22,436
    3,200     Flowserve Corporation+                        47,328
      500     Flushing Financial Corporation                 8,189
    2,100     Foamex International Inc.+                     6,636
       64     Focal Communications Corporation+                  3
       63     Focal Communications Corporation
                 (Warrants)(b)                                   1
    5,900     Foot Locker, Inc.                             61,950
    1,300     Footstar, Inc.+                                9,048
    2,000     Forest City Enterprises, Inc.
                 (Class A)                                  66,700
    1,900     Forest Oil Corporation+                       52,535
    1,500     Forrester Research, Inc.+                     23,355
      800     Forward Air Corporation+                      15,528
    1,850     Fossil, Inc.+                                 37,629
    4,800     Foster Wheeler Ltd.+                           5,568
    3,700     Foundry Networks, Inc.+                       26,048
   12,000     Fox Entertainment Group, Inc.
                 (Class A)+                                311,160
      800     Franklin Covey Co.+                              928
      200     Franklin Electric Co., Inc.                    9,602
      900     Franklin Financial Corporation                20,637
    5,400     Frederick Brewing Co.+                           108
    1,700     Fred's, Inc.                                  43,690
    3,700     FreeMarkets, Inc.+                            23,824
    5,100     Fremont General Corporation                   22,899
      900     Fresh Brands, Inc.                            14,850
    2,600     Fresh Del Monte Produce Inc.                  49,166
      500     Friede Goldman Halter, Inc.+                       1
    1,500     Friedman, Billings, Ramsey
                 Group, Inc. (Class A)+                     14,040
      600     Friedman Industries, Incorporated              1,482
      300     Friedman's Inc. (Class A)                      2,604
    1,800     Frontier Airlines, Inc.+                      12,168
      300     Frontier Financial Corporation                 7,674
    1,800     Frontier Oil Corporation                      30,996
      300     Frontline Capital Group+                           -
      800     Frozen Food Express Industries, Inc.+          2,078
    2,500     FuelCell Energy, Inc.+                        16,380
    1,000     Full House Resorts, Inc.+                        500
    4,118     Fulton Financial Corporation                  72,724
    2,200     Furniture Brands International, Inc.+         52,470
      100     FutureLink Corp.+                                  -
    1,200     G & K Services, Inc. (Class A)                42,481
    3,000     GATX Corporation                              68,460
      500     GBC Bancorp                                    9,680
      100     GC Companies, Inc.+                               18
      100     GRIC Communications, Inc.+                       244
    1,500     GSI Commerce, Inc.+                            5,475
    4,700     GTC Biotherapeutics, Inc.+                     5,546

36

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    2,800     GTECH Holdings Corporation+             $     78,008
      300     Gabelli Asset Management Inc.
                 (Class A)+                                  9,012
    1,400     Gables Residential Trust                      34,902
      100     Gadzooks, Inc.+                                  470
      500     Gadzoox Networks, Inc.+                            3
      360     Gaiam, Inc.+                                   3,733
    1,100     Galyan's Trading Company+                     11,000
    1,300     GameStop Corporation+                         12,740
      600     Gardner Denver Inc.+                          12,180
      900     Gart Sports Company+                          17,415
    2,200     Gartner Group, Inc. (Class B)+                20,790
    1,400     Gaylord Entertainment Company+                28,840
    1,100     Gehl Company+                                  9,592
   16,500     Gemstar-TV Guide International,
                 Inc.+                                      53,625
      900     Genaissance Pharmaceuticals, Inc.+               783
    1,700     GenCorp Inc.                                  13,464
    1,100     Gene Logic Inc.+                               6,919
    2,000     Genelabs Technologies, Inc.+                   3,398
    1,200     Genencor International Inc.+                  11,736
    8,800     Genentech, Inc.+                             291,808
      500     General Binding Corporation+                   4,240
    1,300     General Cable Corporation                      4,940
    4,300     General Chemical Group Inc.+                   2,666
    1,800     General Communication, Inc.
                 (Class A)+                                 12,078
    3,100     General Growth Properties, Inc.              161,200
       35     General Magic, Inc.+                               -
    1,400     General Maritime Corporation+                 10,430
   34,900     General Motors Corporation
                 (Class H)+                                373,430
    1,600     Genesco Inc.+                                 29,808
      700     Genesee & Wyoming Inc. (Class A)+             14,245
    1,000     Genesee Corporation (Class B)+                 8,590
    1,000     Genesis Health Ventures, Inc.+                15,450
    1,900     GenesisIntermedia, Inc.+                           -
      300     The Genlyte Group Incorporated+                9,348
    2,700     Genome Therapeutics Corp.+                     4,185
    1,000     GenStar Therapeutics Corporation+                320
    1,700     Genta Incorporated+                           13,073
    3,900     Gentex Corporation+                          123,396
    1,600     Gentiva Health Services, Inc.                 14,096
    1,190     Genuity Inc. (Class A)+                          107
      700     Genzyme Molecular Oncology+                    1,225
    1,400     Georgia Gulf Corporation                      32,396
      200     Geoworks Corporation+                              3
      900     Gerber Scientific, Inc.+                       3,654
    1,270     German American Bancorp                       19,748
    1,000     Geron Corporation+                             3,600
    2,400     Getty Images, Inc.+                           73,320
      900     Getty Realty Corporation                      17,055
      500     Gevity HR, Inc.                                2,025
      300     Giant Industries, Inc.+                          885
      600     Gibraltar Steel Corporation                   11,424
    7,700     Gilead Sciences, Inc.+                       261,800
    1,100     Gish Biomedical, Inc.+                         1,914
      100     Glacier Bancorp, Inc.                          2,357
      200     Glacier Water Services, Inc.+                  2,900
    1,800     Glamis Gold Ltd.+                             20,412
    1,200     Glassmaster Company+                             144
      500     Glenayre Technologies, Inc.+                     570
    1,100     Glenborough Realty Trust Incorporated         19,602
      100     Gliatech Inc.+                                     -
    1,900     Glimcher Realty Trust                         33,725
    1,400     Global Imaging Systems, Inc.+                 25,732
    2,900     Global Industries, Ltd.+                      12,093
    1,460     Global Payments Inc.                          46,735
    9,289     GlobalSantaFe Corporation                    225,908
    5,618     GlobespanVirata, Inc.+                        24,775
      300     Globix Corporation+                                2
      800     GlycoGenesys, Inc.+                              368
      500     GoAmerica, Inc.+                                 145
      900     Gold Banc Corporation                          8,929
    2,200     Gold Reserve Inc.+                             2,750
      600     Golden Enterprises, Inc.                       2,184
    2,200     Goody's Family Clothing, Inc.+                 9,768
      100     The Gorman-Rupp Company                        2,350
    1,825     Graco Inc.                                    52,286
    2,200     GrafTech International Ltd.+                  13,112
    1,050     Granite Construction Incorporated             16,275
    4,400     Grant Prideco, Inc.+                          51,216
    1,300     Graphic Packaging International Corp.+         7,332

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      200     Gray Television, Inc.                   $      1,950
      300     Gray Television, Inc. (Class A)                3,555
    1,700     Great American Financial
                 Resources, Inc.                            29,240
    1,600     The Great Atlantic & Pacific Tea
                 Company, Inc.+                             12,896
      700     Great Lakes Aviation, Ltd.+                       84
      700     Great Lakes REIT, Inc.                        11,655
    2,500     Great Plains Energy Incorporated              57,200
      300     Great Southern Bancorp, Inc.                  11,025
   13,400     Greate Bay Casino Corporation+                    13
    2,374     Greater Bay Bancorp                           41,046
      220     Greater Community Bancorp                      3,520
      710     Greater Delaware Valley
                 Savings Bank                               16,657
      300     Green Mountain Coffee, Inc.+                   4,533
      200     Green Mountain Power Corporation               4,194
    2,400     The Greenbrier Companies, Inc.+               17,112
    3,800     GreenPoint Financial Corp.                   171,684
      900     Greif Bros. Corporation (Class A)             21,420
    4,200     Grey Wolf, Inc.+                              16,758
    1,000     Griffin Land & Nurseries, Inc.+               14,490
    2,020     Griffon Corporation+                          27,512
      900     Group 1 Automotive, Inc.+                     21,492
      322     Grubb & Ellis Company+                           328
      300     Guess?, Inc.+                                  1,257
       26     Guilford Mills, Inc.+                             92
    2,600     Guilford Pharmaceuticals Inc.+                10,348
    1,500     Guitar Center, Inc.+                          24,840
    1,600     GulfMark Offshore, Inc.+                      23,600
    1,800     Gundle/SLT Environmental, Inc.+               15,912
    2,500     The Gymboree Corporation+                     39,650
      440     H Power Corp.+                                 1,685
      500     HA-LO Industries, Inc.+                            1
    1,100     H.B. Fuller Company                           28,468
    2,400     HCC Insurance Holdings, Inc.                  59,040
      100     HEICO Corporation                              1,061
    1,620     HEICO Corporation (Class A)                   13,397
    1,400     HMI Industries Inc.+                             910
      900     HMN Financial, Inc.                           15,146
    2,300     HON INDUSTRIES Inc.                           65,044
    1,600     HPL Technologies, Inc.+                           32
      300     HPSC, Inc.+                                    2,325
    5,200     HRPT Properties Trust                         42,848
    1,200     Haemonetics Corporation+                      25,752
      300     Haggar Corp.                                   3,777
    2,100     Hain Celestial Group, Inc.+                   31,920
      500     Hall, Kinion & Associates, Inc.+               2,795
      200     Hampshire Group, Limited+                      4,400
    1,400     Hancock Fabrics, Inc.                         21,350
      300     Hancock Holding Company                       13,395
    1,100     Handleman Company+                            12,650
    5,700     Handspring, Inc.+                              5,415
    1,400     Hanger Orthopedic Group, Inc.+                18,410
    2,349     Hanover Compressor Company+                   21,564
    4,100     Hanover Direct, Inc.+                            779
   13,100     Hanover Gold Company, Inc.+                    1,113
    1,000     Harbor Florida Bancshares, Inc.               22,520
      200     Hardinge, Inc.                                 1,650
      700     Harleysville Group Inc.                       18,501
      735     Harleysville National Corporation             19,639
    1,300     Harman International Industries,
                 Incorporated                               77,350
    3,700     Harmonic Inc.+                                 8,510
    2,600     Harris Corporation                            68,380
    2,100     Harris Interactive Inc.+                       6,195
    2,000     Harsco Corporation                            63,780
    3,600     Harte-Hanks, Inc.                             67,212
    5,000     Hartmarx Corporation+                         12,200
    1,120     Harvard Bioscience, Inc.+                      3,695
      100     Hastings Manufacturing Company+                1,036
    1,500     Haverty Furniture Companies, Inc.             20,850
    1,500     Hawaiian Electric Industries, Inc.            65,970
    3,802     Hawaiian Holdings, Inc.+                       7,756
      300     Hawkins, Inc.                                  2,697
    5,200     Hayes Lemmerz International, Inc.+             1,040
    1,800     Headwaters Incorporated+                      27,918
    3,000     Health Care Property Investors, Inc.         114,900
    1,500     Health Care REIT, Inc.                        40,575
    4,900     Health Net Inc.+                             129,360
    1,600     Healthcare Realty Trust, Inc.                 46,800
      400     Healthcare Services Group, Inc.+               5,216
      700     HealthExtras, Inc.+                            2,835
    1,100     HealthTronics Surgical Services, Inc.+         8,812

38

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    3,700     Hearst-Argyle Television, Inc.+         $     89,207
    2,054     Heartland Express, Inc.+                      47,059
      100     Heartland Partners LP (Class A)+                 545
    2,700     Hecla Mining Company+                         13,662
      100     Hector Communications
                 Corporation+                                1,265
    1,300     Heidrick & Struggles
                 International, Inc.+                       19,071
    2,100     Helen of Troy Limited+                        24,444
    1,500     Helix Technology Corporation                  16,800
    2,600     Helmerich & Payne, Inc.                       72,566
    1,300     Hemispherx Biopharma, Inc.+                    2,769
    1,600     Henry Schein, Inc.+                           72,000
    1,100     Heritage Property Investment Trust            27,467
    1,250     Herley Industries, Inc.+                      21,760
    4,600     Herman Miller, Inc.                           84,640
    1,500     Hewitt Associates, Inc. (Class A)+            47,535
    1,500     Hexcel Corporation+                            4,500
      400     hi/fn, inc.+                                   2,312
      450     Hibbett Sporting Goods, Inc.+                 10,764
    7,600     Hibernia Corporation (Class A)               146,376
      600     Hickory Tech Corporation                       5,718
      600     High Speed Access Corp.+                         780
    2,100     Highwoods Properties, Inc.                    46,410
    1,100     Hilb, Rogal and Hamilton Company              44,990
    2,400     Hillenbrand Industries, Inc.                 115,944
    4,100     Hines Horticulture, Inc.+                     11,890
      700     Hi-Shear Technology Corporation+               1,827
    4,300     Hispanic Broadcasting Corporation+            88,365
    1,500     Hoenig Group (Contingent
                 Value Rights)                                   -
    4,000     Hollinger International Inc.                  40,640
    1,700     Hollis-Eden Pharmaceuticals, Inc.+             9,945
      600     Holly Corporation                             13,110
    1,000     Hollywood Casino Corporation
                 (Class A)+                                 12,280
    2,600     Hollywood Entertainment
                 Corporation+                               39,260
    4,300     Hollywood Media Corp.+                         4,300
    1,500     Hologic, Inc.+                                18,315
    1,000     Home Properties of New York, Inc.             34,450
    1,000     Homeland Holding Corporation+                      1
    2,600     Hooper Holmes, Inc.                           15,964
    2,300     Horace Mann Educators Corporation             35,259
    2,300     Horizon Offshore, Inc.+                       11,454
    5,500     Hormel Foods Corporation                     128,315
    2,400     Hospitality Properties Trust                  84,480
    1,500     Host Funding Inc.+                                 2
   10,500     Host Marriott Corporation+                    92,925
    1,300     Hot Topic, Inc.+                              29,744
      800     Hotels.com (Class A)+                         43,704
      800     The Houston Exploration Company+              24,480
    1,700     Hovnanian Enterprises, Inc. (Class A)+        53,890
    2,300     Hubbell Incorporated (Class B)                80,822
    7,800     Hudson City Bancorp, Inc.                    145,314
      800     Hudson Hotels Corporation+                         1
      600     Hudson River Bancorp, Inc.                    14,850
    1,840     Hudson United Bancorp                         57,224
      100     Huffy Corporation+                               597
    1,000     Hughes Supply, Inc.                           27,320
      400     Hugoton Royalty Trust                          5,128
    5,100     Human Genome Sciences, Inc.+                  44,931
      300     Humphrey Hospitality Trust, Inc.+                588
    1,700     Hungarian Telephone and
                 Cable Corp.+                               13,379
    1,100     Hurry, Inc. (Class A)                             66
    1,600     Hutchinson Technology Incorporated+           33,120
    1,100     Hydril Company+                               25,927
    2,900     Hydron Technologies, Inc.+                       609
    1,900     Hypercom Corporation+                          7,087
    1,900     Hyperion Solutions Corporation+               48,773
      900     Hyseq, Inc.+                                     783
      100     IBERIABANK Corporation                         4,016
    3,100     ICN Pharmaceuticals, Inc.                     33,821
    2,400     ICOS Corporation+                             56,184
      900     ICU Medical, Inc.+                            33,570
    1,500     IDAcorp Inc.                                  37,245
    6,100     IDEC Pharmaceuticals Corporation+            202,337
    1,200     IDEX Corporation                              39,240
    2,200     IDEXX Laboratories, Inc.+                     73,260
    1,300     IDT Corporation+                              22,477
      200     IDT Corporation (Class B)+                     3,102
    1,200     IDX Systems Corporation+                      20,436
    1,100     IGEN International, Inc.+                     47,135

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      400     IHOP Corp.+                             $      9,600
      100     II-VI Incorporated+                            1,606
    5,800     IKON Office Solutions, Inc.                   41,470
    1,600     ILEX Oncology, Inc.+                          11,296
    6,400     IMC Global Inc.                               68,288
    1,900     IMPATH Inc.+                                  37,468
    1,300     IMPCO Technologies, Inc.+                      6,097
    1,600     INAMED Corporation+                           49,280
      300     IRT Property Company                           3,561
      800     I-STAT Corporation+                            3,200
       61     ITC ^DeltaCom, Inc.+                             140
      100     ITLA Capital Corporation+                      3,323
    1,900     ITT Educational Services, Inc.+               44,745
    1,800     ITXC Corp.+                                    4,176
    7,850     IVAX Corporation+                             95,220
      200     IXYS Corporation+                              1,412
   29,200     i2 Technologies, Inc.+                        33,580
      300     i3 Mobile, Inc.+                                 405
      100     iAsiaWorks, Inc.+                                  1
    1,800     iBasis, Inc.+                                    558
       80     iBEAM Broadcasting Corporation+                    -
      100     Ibis Technology Corporation+                     470
    4,500     Identix Incorporated+                         23,175
    2,100     iGATE Capital Corporation+                     5,502
      100     Illumina, Inc.+                                  337
      200     Imagistics International Inc.+                 4,000
    2,800     I-many, Inc.+                                  3,976
    2,100     Imation Corp.+                                73,668
    4,521     Imclone Systems+                              48,018
      200     Immersion Corporation+                           234
    1,500     Immucor, Inc.+                                30,375
      350     The Immune Response Corporation+                 340
    1,600     ImmunoGen, Inc.+                               4,960
    2,000     Immunomedics, Inc.+                            9,240
    3,700     Impac Mortgage Holdings, Inc.                 42,550
    1,900     Impax Laboratories, Inc.+                      7,619
       12     Imperial Sugar Company
                 (New Shares)+                                  52
    1,800     Incyte Genomics, Inc.+                         8,208
    2,400     Independence Community Bank Corp.             60,912
      220     Independence Federal Savings Bank+             2,319
      900     Independence Holding Company                  19,323
      100     Independent Bank Corp.                         2,280
      105     Independent Bank Corporation                   3,177
    1,700     Indevus Pharmaceuticals, Inc.+                 3,636
    1,400     Indus International, Inc.+                     2,296
    3,100     IndyMac Bancorp, Inc.+                        57,319
      500     Inergy, LP                                    14,000
      800     Inet Technologies, Inc.+                       4,880
    2,400     InFocus Corporation+                          14,784
    2,800     Infogrames, Inc.+                              4,956
    7,300     Infonet Services Corporation
                 (Class B)+                                 14,454
    3,200     Informatica Corporation+                      18,432
       80     Information Architects Corp.+                      5
    1,100     Information Holdings Inc.+                    17,072
    1,200     Information Resources, Inc.+                   1,920
      100     Inforte Corp.+                                   775
    1,240     InfoSpace, Inc.+                              10,477
      500     infoUSA Inc.+                                  2,485
    1,800     Ingles Markets, Incorporated
                 (Class A)                                  21,184
    6,000     Ingram Micro Inc. (Class A)+                  74,100
    2,200     Inhale Therapeutic Systems+                   17,776
    1,400     Inkine Pharmaceutical Company, Inc.+           2,282
   11,400     Inktomi Corporation+                          18,240
      700     Inland Resources Inc.+                           644
    2,800     Innkeepers USA Trust                          21,448
    1,700     Innovative Solutions and
                 Support, Inc.+                             10,608
      800     Innsuites Hospitality Trust                    1,080
    2,100     Input/Output, Inc.+                            8,925
    1,900     Inrange Technologies Corporation
                 (Class B)+                                  4,465
    4,000     Insight Communications
                 Company, Inc.+                             49,520
    1,200     Insight Enterprises, Inc.+                     9,972
      900     Insignia Financial Group, Inc.+                6,525
    1,600     Insituform Technologies, Inc.
                 (Class A)+                                 27,280
    4,200     Insmed Incorporated+                           1,886
    4,200     Inspire Pharmaceuticals, Inc.+                39,228
      600     Insteel Industries, Inc.+                        492
      200     Instinet Group Incorporated                      846

40

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,200     Insurance Auto Auctions, Inc.+          $     19,908
       83     InsWeb Corporation+                              134
      700     Integra Bank Corporation                      12,474
    1,600     Integra LifeSciences Holdings+                28,240
    2,700     Integrated Circuit Systems, Inc.+             49,275
      400     Integrated Defense
                 Technologies, Inc.+                         5,800
    3,900     Integrated Device Technology, Inc.+           32,643
    1,200     Integrated Silicon Solution, Inc.+             5,232
      300     Integrated Telecom Express, Inc.+                477
      734     iNTELEFILM Corporation+                           48
    2,000     InteliData Technologies Corporation+           1,800
      700     Inter Parfums, Inc.                            5,418
    1,700     Inter-Tel Inc.                                35,547
    3,600     Interactive Data Corporation+                 49,500
      600     Interactive Intelligence, Inc.+                1,560
    1,200     The InterCept Group, Inc.+                    20,317
    1,050     Interchange Financial Services
                 Corporation                                16,905
    2,200     InterDigital Communications
                 Corporation+                               32,032
    3,400     Interface, Inc. (Class A)                     10,438
    3,300     Intergraph Corp.+                             58,608
    8,400     Interland, Inc.+                              10,920
      300     Interliant Inc.+                                   5
      100     Interlink Electronics, Inc.+                     388
    1,202     Intermagnetics General Corporation+           23,607
    2,000     Intermet Corporation                           8,400
    1,300     InterMune Inc.+                               33,163
   18,200     Internap Network Services
                 Corporation+                                6,734
      800     International Aluminum Corporation            13,832
      906     International Bancshares Corporation          35,742
      200     International FiberCom, Inc.+                      -
      400     International Leisure Hosts, Ltd.+             1,700
      800     International Multifoods+                     16,952
    2,400     International Rectifier Corp.+                44,304
      300     International Shipholding Corporation+         1,830
      600     International Specialty Products Inc.+         6,126
    2,100     International Speedway Corp.
                 (Class A)                                  78,309
   11,500     Internet Capital Group, Inc.+                  4,140
       80     Internet Pictures Corporation+                    84
    1,900     Internet Security Systems, Inc.+              34,827
    1,100     Interpool, Inc.                               17,666
    4,896     Intersil Holding Corporation (Class A)+       68,250
    1,700     Interstate Bakeries Corporation               25,925
    3,600     Intertrust Technologies Corporation+          15,228
    3,300     InterVoice-Brite, Inc.+                        7,128
       10     InterWorld Corporation+                            -
    4,300     Interwoven, Inc.+                             11,180
      200     IntraBiotics Pharmaceuticals, Inc.+               58
    1,700     Intrado Inc.+                                 16,879
      200     Intraware, Inc.+                                 220
      100     Intrusion.com, Inc.+                              32
    1,500     Intuitive Surgical, Inc.+                      9,240
    1,300     Invacare Corp.                                43,290
      700     Inveresk Research Group, Inc.+                15,106
      940     Inverness Medical Innovations, Inc.+          12,361
    1,800     Investment Technology Group, Inc.+            40,248
    2,400     Investors Financial Services                  65,736
      300     Investors Real Estate Trust                    2,994
    1,200     InVision Technologies, Inc.+                  31,632
    2,100     Invitrogen Corporation+                       65,793
    2,060     Iomega Corporation+                           16,171
      700     Ionics, Inc.+                                 15,960
    3,400     Iron Mountain Incorporated+                  112,234
      400     Irwin Financial Corporation                    6,600
    3,300     Isis Pharmaceuticals, Inc.+                   21,747
    2,000     Isle of Capri Casinos, Inc.+                  26,480
    3,700     iStar Financial Inc.                         103,785
    1,800     Itron, Inc.+                                  34,506
      200     iVillage Inc.+                                   188
    2,100     Ixia+                                          7,665
      700     J & J Snack Foods Corp.+                      24,997
    1,500     J. Jill Group Inc.+                           20,970
    1,613     JAKKS Pacific, Inc.+                          21,727
    2,300     J.B. Hunt Transport Services, Inc.+           67,390
    4,800     J.D. Edwards & Company+                       54,144
    2,200     JDA Software Group, Inc.+                     21,252
    2,500     JDN Realty Corporation                        27,375
      700     JLG Industries, Inc.                           5,271
    1,300     The J.M. Smucker Company                      51,753
    3,100     JNI Corp.+                                     8,587

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      400     JPS Industries Inc.+                    $      1,400
    1,000     j2 Global Communications, Inc.+               19,040
    5,100     Jack Henry & Associates, Inc.                 61,404
    1,600     Jack in the Box Inc.+                         27,664
    2,200     Jacobs Engineering Group Inc.+                78,320
      400     Jameson Inns, Inc.                               904
    1,200     Jarden Corp.+                                 28,644
    1,600     Jefferies Group, Inc.                         67,152
    2,100     JetBlue Airways Corporation+                  56,700
    1,100     Jo-Ann Stores Inc.+                           25,267
    1,200     John H. Harland Company                       26,556
    4,100     The John Nuveen Company (Class A)            103,935
    2,500     John Wiley & Sons, Inc. (Class A)             60,025
      900     Johnson Outdoors Inc. (Class A)+               8,883
    1,200     Jones Lang Lasalle Inc.+                      18,456
      800     Jos. A. Bank Clothiers, Inc.+                 17,056
    1,200     Journal Register Co.+                         21,336
    2,500     Joy Global Inc.+                              28,150
   13,200     Juniper Networks, Inc.+                       89,760
      100     Juno Lighting, Inc.+                             967
      200     Jupiter Media Metrix, Inc.+                       34
      200     Jupitermedia Corporation+                        498
    1,400     KCS Energy, Inc.+                              2,394
      550     KMG Chemicals, Inc.                            1,353
    1,400     K-Swiss Inc. (Class A)                        30,394
    1,200     K-V Pharmaceutical Company
                 (Class A)+                                 27,840
    1,800     KVH Industries, Inc.+                         15,480
      480     Kadant Inc.+                                   7,200
   10,800     Kaiser Aluminum Corporation+                     626
      200     Kaiser Ventures LLC (Series A)+                    -
      900     Kaman Corp. (Class A)                          9,900
    1,921     Kana Software, Inc.+                           3,784
      400     Kansas City Life Insurance Company            15,160
    1,500     Kansas City Southern Industries, Inc.+        18,000
    2,500     Karts International Incorporated+                  -
    1,200     Kaydon Corp.                                  25,452
    2,836     Keane, Inc.+                                  25,496
      100     The Keith Companies, Inc.+                     1,307
      600     Keithley Instruments, Inc.                     7,500
      900     Kellwood Co.                                  23,400
    1,400     Kelly Services, Inc. (Class A)                34,594
    3,300     Kemet Corp.+                                  28,842
    1,200     Kendle International Inc.+                    10,561
    1,300     Kennametal Inc.                               44,824
      700     Kenneth Cole Productions, Inc.
                 (Class A)+                                 14,210
      400     Kensey Nash Corporation+                       7,308
      900     Kestrel Energy, Inc.+                            252
    3,100     Key Energy Services, Inc.+                    27,807
    2,700     Key3Media Group, Inc.+                            24
      800     Keynote Systems, Inc.+                         6,176
      600     Keystone Automotive Industries, Inc.+          9,012
      700     Keystone Consolidated
                 Industries, Inc.+                             280
      100     Keystone Property Trust                        1,697
    1,300     kforce.com, Inc.+                              5,486
    1,100     Kilroy Realty Corporation                     25,355
      800     Kimball International (Class B)               11,400
    4,150     Kimco Realty Corporation                     127,156
    2,167     Kinder Morgan Management, LLC+                68,466
      400     Kindred Healthcare, Inc.+                      7,260
    1,200     Kirby Corporation+                            32,868
    1,600     Kirkland's, Inc.+                             18,080
    4,900     Knight Trading Group, Inc.+                   23,471
    1,500     Knight Transportation, Inc.+                  31,500
    1,500     Koger Equity, Inc.                            23,400
    3,900     Kopin Corporation+                            15,288
      400     Korn/Ferry International+                      2,992
      800     Kos Pharmaceuticals, Inc.+                    15,200
      200     Koss Corporation                               3,730
   12,200     Kraft Foods Inc. (Class A)                   474,946
      300     Kreisler Manufacturing Corporation+            1,740
    2,300     Krispy Kreme Doughnuts, Inc.+                 77,671
    2,109     Kroll Inc.+                                   40,240
    1,150     Kronos, Inc.+                                 42,538
    4,700     Kulicke and Soffa Industries+                 26,884
    2,000     Kyphon Inc.+                                  17,080
    3,300     L-3 Communications Holdings, Inc.+           148,203
    4,900     LAM Research Corp.+                           52,920
      600     L.B. Foster Company (Class A)+                 2,604
      100     LCC International, Inc. (Class A)+               195
      900     LMI Aerospace, Inc.+                           1,944
    1,000     LNR Property Corp.                            35,400

42

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,100     LSB Bancshares, Inc.                    $     17,820
      600     LSI industries Inc.                            8,310
    1,900     LTX Corporation+                              11,457
      300     La Jolla Pharmaceutical Company+               1,950
    4,200     La Quinta Corporation+                        18,480
    1,000     LabOne, Inc.+                                 17,720
    3,200     Labor Ready, Inc.+                            20,544
    5,700     Laboratory Corporation of
                 America Holdings+                         132,468
    2,300     LaBranche & Co. Inc.+                         61,272
      200     The Laclede Group, Inc.                        4,840
      500     LaCrosse Footwear, Inc.+                       1,300
    1,707     Ladenburg Thalmann Financial
                 Services Inc.+                                154
      500     Ladish Co., Inc.+                              4,030
    2,900     Lafarge Corporation                           95,265
      200     Lakeland Financial Corporation                 4,690
    2,200     Lakes Gaming Inc.+                            11,878
    4,247     Lamar Advertising Company+                   142,912
      200     The Lamson & Sessions Co.+                       644
    1,500     Lancaster Colony Corporation                  58,620
    1,200     Lance, Inc.                                   14,207
    1,350     Landair Corporation+                          17,239
    1,100     LandAmerica Financial Group, Inc.             38,995
    3,700     Landec Corporation+                            7,400
    1,500     Landry's Restaurants, Inc.                    31,860
      900     Landstar System, Inc.+                        52,524
      300     The Langer Biomechanics Group, Inc.+           1,203
    2,100     Lantronix, Inc.+                               1,470
    1,000     Large Scale Biology Corp.+                       800
      100     LaSalle Hotel Properties                       1,400
      100     Latitude Communications, Inc.+                   153
    4,200     Lattice Semiconductor Corporation+            36,834
      400     Lawson Products, Inc.                         12,392
      400     Layne Christensen Company+                     3,280
      300     Lazare Kaplan International Inc.+              1,632
    2,400     La-Z-Boy Inc.                                 57,552
    1,500     Leap Wireless International, Inc.+               225
    2,500     Lear Corporation+                             83,200
    1,300     Learning Tree International, Inc.+            17,810
      400     LeCroy Corporation+                            4,440
      800     LecTec Corporation+                              312
    1,800     Lee Enterprises, Incorporated                 60,336
      600     Leeds Federal Bancshares, Inc.                19,140
    5,000     Legato Systems, Inc.+                         25,150
    2,700     Legg Mason, Inc.                             131,058
    1,400     LendingTree, Inc.+                            18,032
    2,400     Lennar Corporation                           123,840
    1,800     Lennox International Inc.                     22,590
    2,200     Leucadia National Corporation                 82,082
   16,300     Level 3 Communications, Inc.+                 79,870
      100     Level 8 Systems, Inc.+                            38
    2,200     Lexar Media, Inc.+                            13,794
    5,000     Lexent Inc.+                                   4,300
    2,100     Lexicon Genetics Incorporated+                 9,933
    1,900     Lexington Corporate Properties Trust          30,210
      200     Libbey, Inc.                                   5,200
    4,300     Liberate Technologies, Inc.+                   6,149
      700     Liberte Investors, Inc.                        3,017
      600     Liberty Bancorp. Inc.                         15,864
      600     The Liberty Corporation                       23,280
  101,972     Liberty Media Corporation (Class A)+         911,630
    3,100     Liberty Property Trust                        99,014
      960     Liberty Satellite & Technology, Inc.
                 (Class A)+                                  2,544
       20     Liberty Satellite & Technology, Inc.
                 (Class B)+                                    100
    6,000     Liberty Self-Stor, Inc.+                       1,800
    8,500     Life Medical Sciences, Inc.+                   1,020
    1,600     LifePoint Hospitals, Inc.+                    47,890
      400     Lifetime Hoan Corporation                      1,908
    1,100     Ligand Pharmaceuticals Incorporated
                 (Class B)+                                  5,907
    2,219     Lightbridge, Inc.+                            13,647
      800     LightPath Technologies, Inc. (Class A)+          256
    6,700     Lightspan Inc.+                                7,042
      300     Lillian Vernon Corporation                     1,230
    1,400     Lin TV Corp. (Class A)+                       34,090
    4,200     Lincare Holdings Inc.+                       132,804
    1,000     Lincoln Bancorp                               16,620
    1,200     Lincoln Electric Holdings, Inc.               27,780
      500     Lindsay Manufacturing Co.                     10,700
    2,000     Linens'n Things, Inc.+                        45,200
      500     Lipid Sciences, Inc.+                            615

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      500     Lipid Sciences, Inc. (Rights)(c)        $          -
      300     Liquid Audio, Inc.+                              738
    1,200     Liquidmetal Technologies+                     12,336
    1,100     Lithia Motors, Inc. (Class A)+                17,259
      600     Littelfuse Inc.+                              10,116
      800     Local Financial Corp.+                        11,720
      100     LodgeNet Entertainment Corporation+            1,068
    1,800     Loews Cineplex Entertainment
                 Corporation+                                    -
    1,600     Lone Star Steakhouse & Saloon, Inc.           30,944
    1,100     Lone Star Technology+                         16,379
    1,500     Longs Drug Stores Corporation                 31,110
    2,000     Longview Fibre Company                        14,460
      800     LookSmart, Ltd.+                               1,984
    7,700     Loral Space & Communications Ltd.+             3,311
      300     Loudeye Technologies, Inc.+                       94
    2,000     The Lubrizol Corporation                      61,000
      500     Luby's Cafeterias Inc.+                        1,455
       35     Lucor, Inc. (Class A)+                             -
    1,200     Luminex Corporation+                           4,932
      900     Lund International Holdings, Inc.+               990
      100     Lynch Interactive Corporation+                 2,625
      100     Lynx Therapeutics, Inc.+                          41
    4,500     Lyondell Chemical Company                     56,880
    3,900     M&T Bank Corporation                         309,465
      900     MAF Bancorp, Inc.                             30,537
      550     MASSBANK Corp.                                15,565
      500     MAXIMUS, Inc.+                                13,050
      600     MAXXAM Inc.+                                   5,580
      300     MB Financial, Inc.                            10,437
    1,800     MCG Capital Corporation                       19,332
      200     MCK Communications, Inc.+                        218
    1,000     MCSi, Inc.+                                    4,750
      821     MDC Holdings, Inc.                            31,411
    3,800     MDU Resources Group                           98,078
      700     MEEMIC Holdings, Inc.+                        20,258
    2,800     MEMC Electronic Materials, Inc.+              21,196
      100     META Group, Inc.+                                205
    3,300     MFA Mortgage Investments, Inc.                27,720
      200     MGE Energy, Inc.                               5,354
      700     MGI Pharma, Inc.+                              5,075
    6,400     MGM Mirage Inc.+                             211,008
      200     MGP Ingredients, Inc.                          1,560
    1,000     M/I Schottenstein Homes, Inc.                 27,800
    2,200     MIM Corporation+                              12,760
    1,600     MIPS Technologies, Inc. (Class A)+             4,848
    2,000     MK Gold Company+                                 820
    2,453     MKS Instruments, Inc.+                        40,303
    1,900     The MONY Group Inc.                           45,486
    2,600     MPS Group, Inc.+                              14,404
      800     MPW Industrial Services Group, Inc.+           1,440
      400     MRO Software, Inc.+                            4,858
    7,087     MRV Communications, Inc.+                      7,583
    1,900     MSC Industrial Direct Co., Inc.
                 (Class A)+                                 33,725
    1,200     MSC.Software Corp.+                            9,264
      200     MTI Technology Corporation+                       88
    1,300     MTR Gaming Group, Inc.+                       10,348
      800     MTS Systems Corporation                        8,016
      100     M~WAVE, Inc.+                                    122
    1,200     MacDermid, Inc.                               27,420
      450     Mace Security International, Inc.+               941
    1,500     Macerich Company                              46,125
      500     Mac-Gray Corporation+                          1,645
    2,400     Mack-Cali Realty Corporation                  72,720
    1,100     MacroChem Corporation+                           550
    2,360     Macromedia, Inc.+                             25,134
    2,000     Macrovision Corporation+                      32,080
    1,400     Magellan Health Services, Inc.+                  217
    1,000     Magic Lantern Group, Inc.+                     1,700
    1,700     Magma Design Automation, Inc.+                16,286
    4,450     Magnum Hunter Resources, Inc.+                26,478
      300     Mail-Well, Inc.+                                 750
      600     Main Street Banks, Inc.                       11,520
      121     MainSource Financial Group, Inc.               2,899
      200     Malan Realty Investors, Inc.                     810
    3,900     The Management Network
                 Group, Inc.+                                5,850
    2,800     Mandalay Resort Group+                        85,708
    1,100     Manhattan Associates, Inc.+                   26,026
    1,000     The Manitowoc Co., Inc.                       25,500
    1,300     Mannatech, Incorporated+                       2,093
    3,000     Manpower Inc.                                 95,700

44

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      900     Manufactured Home
                 Communities, Inc.                    $     26,667
      200     Manufacturers' Services Limited+               1,108
    1,500     Manugistics Group, Inc.+                       3,600
      600     MapInfo Corporation+                           3,330
      300     Marcus Corporation                             4,260
      200     Marimba, Inc.+                                   326
      600     MarineMax, Inc.+                               7,086
      900     Marisa Christina, Incorporated+                1,170
      400     Markel Corporation+                           82,200
    1,300     Marketing Specialist Corporation+                  -
    2,100     MarketWatch.com, Inc.+                        10,271
      700     Marsh Supermarkets, Inc. (Class B)             8,533
    1,400     Martek Biosciences Corporation+               35,224
      900     Marten Transport, Ltd.+                       16,920
    2,500     Martha Stewart Living
                 Omnimedia, Inc. (Class A)+                 24,675
    1,900     Martin Marietta Materials, Inc.               58,254
    2,600     Marvel Enterprises, Inc.+                     23,348
    3,000     Massey Energy Company                         29,160
    1,900     MasTec, Inc.+                                  5,605
    1,900     MatrixOne, Inc.+                               8,170
    1,200     Matthews International
                 Corporation (Class A)                      26,797
    1,800     Mattson Technology, Inc.+                      5,148
      300     Maui Land & Pineapple
                 Company, Inc.+                              4,752
    1,600     Maverick Tube Corporation+                    20,848
      900     Maxim Pharmaceuticals, Inc.+                   2,601
    9,612     Maxtor Corporation+                           48,637
      300     Maxus Realty Trust, Inc.                       2,988
      400     Maxwell Technologies, Inc.+                    2,420
      400     Maxygen Inc.+                                  3,048
    1,800     The McClatchy Company (Class A)              102,114
    5,500     McCormick & Company Incorporated             127,600
    4,300     McDATA Corporation (Class A)+                 30,530
      600     McGrath Rentcorp                              13,944
    5,738     McLeod USA Incorporated (Class A)+             4,820
   16,016     McLeod USA Incorporated (Class A)
                 (Escrowed)+                                     -
      600     McMoRan Exploration Co.+                       3,060
      200     Meade Instruments Corp.+                         624
      400     Meadowbrook Insurance
                 Group, Inc.+                                  992
    4,100     Mechanical Technology Incorporated+            6,847
      500     The Med-Design Corporation+                    4,029
      700     Medallion Financial Corp.                      2,730
    2,200     Medarex, Inc.+                                 8,690
    1,300     MedCath Corporation+                          13,000
      200     Media 100 Inc.+                                  128
      900     Media General, Inc. (Class A)                 53,955
    3,600     Mediacom Communications
                 Corporation+                               31,716
    1,200     Medical Action Industries Inc.+               13,020
      700     Medical Staffing Network
                 Holdings, Inc.+                            11,200
      500     MedicaLogic/Medscape, Inc.+                       82
    1,800     The Medicines Company+                        28,836
    1,300     Medicis Pharmaceutical (Class A)+             64,571
      838     Medis Technologies Ltd.+                       4,190
    1,000     MedQuist Inc.+                                20,260
      200     MedSource Technologies, Inc.+                  1,298
      300     Medwave, Inc.+                                   285
      200     Mego Financial Corp.+                            244
    1,100     MemberWorks Incorporated+                     19,778
    1,700     The Men's Wearhouse, Inc.+                    29,155
    1,300     Mentor Corporation                            50,050
    2,600     Mentor Graphics Corporation+                  20,436
    3,400     Mercantile Bankshares Corporation            131,206
      300     Mercator Software, Inc.+                         291
      750     Merchants Bancshares, Inc.                    16,905
      100     Merchants Group, Inc.                          2,200
    1,600     Mercury Computer Systems, Inc.+               48,832
    2,200     Mercury General Corporation                   82,676
    2,500     Meridian Bioscience, Inc.                     17,200
    3,800     Meridian Gold Inc.+                           66,994
      400     Meridian Medical Technologies, Inc.+          17,760
      300     The Meridian Resource Corporation+               270
    2,100     Meristar Hospitality Corp.                    13,860
    1,213     Merit Medical Systems, Inc.+                  24,163
    1,200     Meritage Corporation+                         40,380
    1,200     Merix Corporation+                            10,080
    2,700     Mesa Air Group, Inc.+                         10,989
      700     Mesaba Holdings, Inc.+                         4,284

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      800     Mestek, Inc.+                           $     14,344
      700     Metals USA, Inc.+                                 14
    1,500     MetaSolv, Inc.+                                2,055
    6,800     Metawave Communications
                 Corporation+                                1,904
    2,100     Methode Electronics (Class A)                 23,037
      200     Metricom, Inc.+                                    -
    5,900     Metris Companies Inc.                         14,573
   10,000     Metro-Goldwyn-Mayer Inc.+                    130,000
    1,700     Metro One Telecommunications, Inc.+           10,965
    3,400     Metromedia Fiber Network, Inc.
                 (Class A)+                                     34
   11,700     Metromedia International Group, Inc.+          1,170
    1,100     Michael Anthony Jewelers, Inc.+                1,738
    2,600     Michael's Stores+                             81,380
    3,600     Micrel, Inc.+                                 32,328
    7,509     Microchip Technology                         183,595
      500     MicroFinancial Incorporated                      740
    1,700     Micromuse, Inc.+                               6,494
    1,100     Micros Systems, Inc.+                         24,662
    1,700     Microsemi Corporation+                        10,353
      690     MicroStrategy Incorporated
                 (Class A)+                                 10,419
    5,400     Microtune, Inc.+                              16,902
      500     Microvision, Inc.+                             2,660
      700     Mid-America Apartment
                 Communities, Inc.                          17,115
    2,300     Mid Atlantic Medical Services, Inc.+          74,520
      100     Mid-Atlantic Realty Trust                      1,740
      100     Mid Penn Bancorp, Inc.                         2,200
    1,000     Mid-State Bancshares                          16,422
      600     Midas Group, Inc.+                             3,858
      850     Middlesex Water Company                       17,824
      200     The Midland Company                            3,800
    2,700     Midway Games Inc.+                            11,259
      600     Midwest Banc Holdings, Inc.                   11,370
    1,300     Milacron Inc.                                  7,735
    3,700     Millennium Cell Inc.+                          8,843
    2,300     Millennium Chemicals Inc.                     21,896
   10,473     Millennium Pharmaceuticals, Inc.+             83,156
    1,700     Mills Corp.                                   49,878
      500     Mine Safety Appliances Company                16,125
    1,400     Minerals Technologies, Inc.                   60,410
      200     Minuteman International, Inc.                  1,766
    2,800     Miravant Medical Technologies+                 2,436
    1,100     Mobile Mini, Inc.+                            17,237
      300     Modem Media Inc.+                                780
    1,300     Modine Manufacturing Co.                      22,984
    2,464     Mohawk Industries, Inc.+                     140,325
      400     Moldflow Corporation+                          3,000
    1,000     Molecular Devices Corporation+                16,470
    1,600     Monaco Coach Corporation+                     26,480
      400     Monarch Casino & Resort, Inc.+                 5,492
      400     Monmouth Capital Corporation                   1,388
    2,200     Monmouth Real Estate
                 Investment Corporation (Class A)           15,224
      400     Monolithic System Technology, Inc.+            4,832
      600     Moog Inc. (Class A)+                          18,624
    1,600     Morgan's Foods, Inc.+                          2,240
      600     Morton Industrial Group, Inc.+                    60
      600     Mothers Work, Inc.+                           21,138
       10     Motient Corporation (Warrants)(b)                 30
    1,750     Movie Gallery, Inc.+                          22,750
        7     MPower Holding Corporation+                        1
    1,700     Mueller Industries, Inc.+                     46,325
    3,000     Multex.com Inc.+                              12,600
      800     Multimedia Games, Inc.+                       21,968
    3,800     Murphy Oil Corporation                       162,830
    1,137     Myers Industries, Inc.                        12,166
    2,500     Mykrolis Corporation+                         18,250
    5,000     Mylan Laboratories, Inc.                     174,500
      500     Myriad Genetics, Inc.+                         7,300
      300     NACCO Industries, Inc. (Class A)              13,131
      900     NASB Financial Inc.                           20,700
      300     NATCO Group Inc. (Class A)+                    1,884
    1,360     NBT Bancorp Inc.                              23,215
    2,600     NBTY Inc.+                                    45,708
      700     NCI Building Systems, Inc.+                   15,274
    2,000     NCO Group, Inc.+                              31,900
    2,600     NDCHealth Corporation                         51,740
      100     NEON Communications, Inc.+                         3
      100     NEON Systems, Inc.+                              285
      500     NIC Inc.+                                        720
    2,000     NL Industries, Inc.                           34,000
    1,400     NMS Communications
                 Corporation+                                2,688

46

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      900     NMT Medical, Inc.+                      $      2,727
      600     NN, Inc.                                       5,994
    1,100     NPS Pharmaceuticals, Inc.+                    27,687
      100     NS Group, Inc.+                                  652
      200     NS & L Bancorp                                 2,300
      110     NSD Bancorp, Inc.                              2,860
    2,100     NSTAR                                         93,219
      700     NTELOS Inc.+                                     259
   11,000     NTL Incorporated+                                165
      100     NUI Corporation                                1,726
      300     NVR, Inc.+                                    97,650
    2,100     NYFIX, Inc.+                                   9,450
    1,100     NYMAGIC, Inc.+                                21,395
      800     Nabi Biopharmaceuticals+                       4,960
    3,300     Nanogen, Inc.+                                 5,115
      500     Nanometrics Incorporated+                      2,095
      600     Nanophase Technologies Corporation+            1,692
    2,400     NaPro Bio Therapeutics, Inc.+                  1,632
      800     Nash-Finch Company                             6,184
      400     Nassda Corporation+                            4,488
    1,100     National Beverage Corp.+                      16,830
    8,100     National Commerce Financial
                 Corporation                               193,185
      100     National Dentex Corporation+                   1,954
    3,100     National Fuel Gas Company                     64,263
      500     National Golf Properties, Inc.+                5,875
      200     National Health Investors, Inc.                3,244
      800     National Health Realty, Inc.                  11,680
    2,900     National Instruments Corporation+             94,221
    1,000     National Medical Health Card
                 Systems, Inc.+                              8,670
    3,200     National-Oilwell, Inc.+                       69,888
      315     National Penn Bancshares, Inc.                 8,363
      300     National Presto Industries, Inc.               8,814
    2,100     National Processing, Inc.+                    33,705
      120     The National Security Group, Inc.              1,620
      400     National Service Industries, Inc.              2,872
   11,100     National Steel Corp.+                          1,165
    1,100     NationsRent, Inc.+                                27
    1,500     Nationwide Financial Services, Inc.
                 (Class A)                                  42,975
    2,100     Nationwide Health Properties, Inc.            31,353
      400     Natrol, Inc.+                                    460
    2,300     Nautica Enterprises, Inc.+                    25,553
    1,400     The Nautilus Group, Inc.+                     18,704
    1,300     Navigant International, Inc.+                 16,029
      800     The Navigators Group, Inc.+                   18,360
      200     NaviSite, Inc.+                                   30
    1,900     The Neiman Marcus Group, Inc.
                 (Class A)+                                 57,741
      120     Neoforma, Inc.+                                1,434
      700     Neogen Corporation+                           10,263
    1,600     NeoMagic Corporation+                          1,728
      510     NeoPharm, Inc.+                                5,171
      200     NeoRx Corporation+                                86
    1,300     Neose Technologies, Inc.+                     11,531
    1,300     Neoware Systems, Inc.+                        19,383
      400     Net Perceptions, Inc.+                           552
    2,000     Net.B@nk, Inc.+                               19,360
      300     Net2000 Communications, Inc.+                      -
    1,400     Net2Phone, Inc.+                               5,670
      300     Netcentives Inc.+                                  -
    2,800     Netegrity, Inc.+                               9,108
      300     NetFlix Inc.+                                  3,303
      100     netGuru, Inc.+                                   134
    2,196     NetIQ Corporation+                            27,121
       57     NetManage, Inc.+                                  97
      200     NetObjects Inc.+                                   -
    3,400     Netopia, Inc.+                                 4,726
      300     NetRatings, Inc.+                              2,160
      599     Netro Corporation+                             1,635
      200     NetScout Systems, Inc.+                          870
      100     Netsol International, Inc.+                       14
    2,000     NetSolve, Incorporated+                       13,500
      400     Network Access Solutions
                 Corporation+                                    -
    6,477     Network Associates, Inc.+                    104,215
      100     Network Engines, Inc.+                           100
      100     Network Equipment
                 Technologies, Inc.+                           392
    8,800     Network Plus Corp.+                                5
    2,750     Neuberger Berman Inc.                         92,097
    1,200     Neurocrine Biosciences, Inc.+                 54,792
      100     Neurogen Corporation+                            363

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      200     New Century Equity Holdings Corp.+      $         52
      800     New Century Financial Corporation             20,312
    3,000     The New Dun & Bradstreet
                 Corporation+                              103,470
      100     New England Business Services, Inc.            2,440
    3,000     New Focus, Inc.+                              11,520
      400     New Horizons Worldwide, Inc.+                  1,580
    1,400     New Jersey Resources Corporation              44,226
    3,700     New Plan Excel Realty Trust                   70,633
    4,065     New York Community Bancorp, Inc.             117,397
    1,999     Newfield Exploration Company+                 72,064
      600     Newhall Land & Farming Company                17,250
    2,900     Newpark Resources, Inc.+                      12,615
    1,700     Newport Corporation+                          21,352
      400     NewPower Holdings, Inc.+                          54
      700     NewState Holdings, Inc.+                         385
    1,700     Next Generation Technology
                 Holdings, Inc.+                               357
    3,400     Next Level Communications, Inc.+               2,754
    4,200     NextCard, Inc.+                                   17
    6,600     Nextel Partners, Inc.+                        40,062
       60     Niku Corporation+                                240
    2,300     Noble Energy, Inc.                            86,365
      600     Noland Company                                18,168
    1,300     Nordson Corporation                           32,279
      800     Nortek Holdings, Inc.+                        36,600
      400     North American Scientific, Inc.+               3,596
      500     North Coast Energy, Inc.+                      2,040
      600     North Pittsburgh Systems, Inc.                 8,179
    1,000     North Valley Bancorp                          18,031
    5,600     Northeast Utilities                           84,952
      100     Northern States Financial Corporation          2,774
    1,900     Northfield Laboratories Inc.+                  6,536
    5,600     Northwest Airlines Corporation+               41,104
    1,000     Northwest Bancorp, Inc.                       14,790
    1,200     Northwest Natural Gas Company                 32,472
    3,000     Northwestern Corporation                      15,240
    9,000     Northwestern Steel and Wire Company+               9
      100     Norwood Financial Corp.                        2,960
      800     Novadigm, Inc.+                                1,864
    1,300     Novastar Financial, Inc.                      40,339
      186     Novatel Wireless, Inc.+                          180
    2,400     Novavax, Inc.+                                 6,240
    1,900     Noven Pharmaceuticals, Inc.+                  17,537
    2,400     Novoste Corporation+                          17,328
      100     Nu Horizons Electronics Corp.+                   578
    2,900     Nu Skin Enterprises, Inc. (Class A)           34,713
    1,300     Nuance Communications Inc.+                    3,224
      100     Nucentrix Broadband Networks, Inc.+              110
    1,200     Nuevo Energy Company+                         13,320
      600     Numerical Technologies, Inc.+                  2,076
    1,900     Nutraceutical International
                 Corporation+                               21,734
      300     Nx Networks, Inc.+                                 -
    3,100     OGE Energy Corp.                              54,560
    1,100     OM Group, Inc.                                 7,568
    5,300     OMI Corporation (New Shares)+                 21,783
    4,000     ON Semiconductor Corporation+                  5,480
    2,400     ONEOK, Inc.                                   46,080
      300     ONYX Software Corporation+                       465
      100     OPNET Technologies, Inc.+                        808
    1,500     OSI Pharmaceuticals, Inc.+                    24,600
      900     OSI Systems, Inc.+                            15,282
    2,200     Oak Technology, Inc.+                          5,830
    2,000     Oakley, Inc.+                                 20,540
    6,800     Ocean Energy Inc.                            135,796
    1,400     Oceaneering International, Inc.+              34,636
      600     OceanFirst Financial Corp.                    13,470
    1,300     O'Charley's Inc.+                             26,689
    1,400     Ocular Sciences, Inc.+                        21,728
      800     Ocwen Financial Corporation+                   2,240
      300     Odd Job Stores, Inc.+                            570
    1,400     Odyssey Healthcare, Inc.+                     48,580
    1,800     Odyssey Re Holdings Corp.                     31,860
    3,500     OfficeMax, Inc.+                              17,500
    1,500     Offshore Logistics, Inc.+                     32,880
      200     Oglebay Norton Company+                        1,330
      300     The Ohio Art Company                           3,645
    2,600     Ohio Casualty Corporation+                    33,670
      700     Ohio Valley Banc Corp.                        14,490
      600     Oil States International, Inc.+                7,740
      300     Old Dominion Freight Line, Inc.+               8,505
    2,446     Old National Bancorp                          59,438

48

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    5,600     Old Republic International
                 Corporation                          $    156,800
      200     Old Second Bancorp, Inc.                       7,400
    1,392     Olin Corporation                              21,646
      700     Omega Financial Corporation                   25,095
    3,700     Omnicare, Inc.                                88,171
      200     OmniSky Corporation+                               -
    2,300     OmniVision Technologies, Inc.+                31,211
      800     Omnova Solutions Inc.+                         3,224
    2,500     On Assignment, Inc.+                          21,300
    5,900     On Command Corporation+                        4,012
      200     On2.com Inc.+                                     60
      200     One Liberty Properties, Inc.                   3,064
      700     Oneida Ltd.                                    7,721
    1,900     OneSource Information Services, Inc.+         14,630
       60     Onvia.com, Inc.+                                 153
      700     Onyx Pharmaceuticals, Inc.+                    4,067
    6,783     Openwave Systems Inc.+                        13,566
    1,800     Oplink Communications, Inc.+                   1,422
    3,100     Opsware, Inc.+                                 5,487
      248     Optical Cable Corporation+                       585
      400     Optical Communication Products, Inc.+            432
    1,625     Option Care, Inc.+                            12,935
    1,500     OraSure Technologies, Inc.+                    8,175
      700     Orbital Sciences Corporation+                  2,954
    2,200     Orchid Biosciences+                            1,122
    2,100     O'Reilly Automotive, Inc.+                    53,109
    1,800     Organogenesis Inc.+                               18
      660     Oriental Financial Group Inc.                 16,223
    2,100     Orthodontic Centers of America, Inc.+         22,911
      500     OshKosh B'Gosh, Inc. (Class A)                14,025
      700     Oshkosh Truck Corporation                     43,050
      600     Osmonics, Inc.+                               10,164
    2,100     Osteotech, Inc.+                              13,524
      700     Ostex International, Inc.+                     1,232
      600     Otter Tail Company                            16,140
    3,000     Outback Steakhouse, Inc.                     103,320
    1,000     Overland Storage, Inc.+                       14,581
    1,400     Overseas Shipholding Group, Inc.              25,060
    2,300     Overture Services, Inc.+                      62,813
    1,400     Owens & Minor, Inc.                           22,988
    5,900     Owens-Illinois, Inc.+                         86,022
    1,700     Owosso Corporation+                              595
    3,500     Oxford Health Plans, Inc.+                   127,575
      300     Oxford Industries, Inc.                        7,695
    1,900     PAB Bankshares, Inc.                          15,390
      400     P.A.M. Transportation Services, Inc.+         10,084
    1,800     PAREXEL International Corporation+            19,782
    1,000     PC Connection, Inc.+                           5,070
      120     P-Com, Inc.+                                      23
      800     PC-Tel, Inc.+                                  5,424
      200     PDF Solutions, Inc.+                           1,386
      600     PDI, Inc.+                                     6,475
      600     PEC Solutions, Inc.+                          17,940
      900     PECO II, Inc.+                                   576
      100     PETCO Animal Supplies, Inc.+                   2,344
    5,300     PETsMART, Inc.+                               90,789
    1,000     P.F. Chang's China Bistro, Inc.+              36,300
      300     PFF Bancorp, Inc.                              9,375
    1,700     P.H. Glatfelter Company                       22,372
      700     PICO Holdings, Inc.+                           9,401
    1,700     PLATO Learning, Inc.+                         10,098
    1,100     PLX Technology, Inc.+                          4,301
      600     PMA Capital Corporation (Class A)              8,598
    2,500     PMC Capital, Inc.                             10,525
    3,400     The PMI Group, Inc.                          102,136
    2,100     PNM Resources Inc.                            50,022
      200     POZEN Inc.+                                    1,030
    2,100     PRAECIS Pharmaceuticals
                 Incorporated+                               6,825
    4,100     PRG-Schultz International, Inc.+              36,490
    8,334     PRIMEDIA Inc.+                                17,168
      500     PS Business Parks, Inc.                       15,900
    3,700     PSS World Medical, Inc.+                      25,308
      400     PTEK Holdings, Inc.+                           1,760
      242     PVF Capital Corp.                              3,037
      900     PYR Energy Corporation+                          279
      933     Pacific Capital Bancorp                       23,745
    1,100     Pacific Energy Partners, LP                   21,725
      100     Pacific Gulf Resources+                           25
    1,000     Pacific Northwest Bancorp                     25,000
    1,950     Pacific Sunwear of California, Inc.+          34,496
    1,700     PacifiCare Health Systems, Inc.+              47,770
      800     PacificNet.com, Inc.+                            312

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    4,100     Packaging Corp. of America+             $     74,784
    1,300     Packeteer, Inc.+                               8,918
      300     Pac-West Telecomm, Inc.+                         150
    1,100     Pain Therapeutics, Inc.+                       2,629
      700     Palm Harbor Homes, Inc.+                      12,229
    1,000     Pamrapo Bancorp, Inc.                         16,991
    1,300     Pan Pacific Retail Properties, Inc.           47,489
    7,500     PanAmSat Corporation+                        109,800
      300     Panavision Inc.+                               1,170
    1,000     Panera Bread Company (Class A)+               34,810
    3,400     The Pantry, Inc.+                             13,634
    1,200     Papa John's International, Inc.+              33,456
    1,300     Paradigm Genetics, Inc.+                         378
      400     Paradyne Networks, Inc.+                         512
      750     Park Electrochemical Corp.                    14,400
      600     Park National Corporation                     59,280
   11,800     Park Place Entertainment
                 Corporation+                               99,120
    3,700     Parker Drilling Company+                       8,214
      100     ParkerVision, Inc.+                              816
      300     Parkvale Financial Corporation                 6,915
      400     Parkway Properties, Inc.                      14,032
    1,100     Parlex Corporation+                           10,791
    1,200     Party City Corporation+                       14,400
    1,200     Pathmark Stores, Inc.+                         6,084
    1,125     Patina Oil & Gas Corporation                  35,606
    1,200     Patriot Bank Corp.                            18,444
      100     Patriot Transportation Holding, Inc.+          2,770
    2,700     Patterson Dental Company+                    118,098
    3,000     Patterson-UTI Energy, Inc.+                   90,510
      100     Paul Mueller Company                           3,035
      900     Paxar Corporation+                            13,275
    2,300     Paxson Communications Corporation+             4,738
      900     Payless ShoeSource, Inc.+                     46,323
    2,100     Peabody Energy Corporation                    61,383
      600     Peapack-Gladstone Financial
                 Corporation                                20,550
    1,200     Pediatrix Medical Group, Inc.+                48,072
    1,100     Peets Coffee & Tea Inc.+                      15,543
    3,400     Pegasus Communications
                 Corporation+                                4,454
    1,600     Pegasus Systems, Inc.+                        16,048
      500     Pegasystems Inc.+                              2,555
    1,500     Pemstar Inc.+                                  3,390
    2,400     Penn National Gaming, Inc.+                   38,064
    1,000     Penn Treaty American Corporation+              1,990
      200     Penn Virginia Corporation                      7,270
      450     Penn-America Group, Inc.                       4,073
      300     PennFed Financial Services, Inc.               8,145
      133     Pennichuck Corporation                         3,849
      600     Pennsylvania Real Estate
                 Investment Trust                           15,600
    1,900     Pentair, Inc.                                 65,645
    1,300     Penton Media, Inc.+                              884
      600     Penwest Pharmaceuticals Co.+                   6,360
      200     Peoples Bancorp                                3,900
      772     Peoples Bancorp Inc.                          19,763
      200     Peoples Bancorp of North Carolina              2,828
    1,120     The Peoples BancTrust Company, Inc.           14,661
    2,500     People's Bank                                 62,850
    1,200     Peoples Financial Corporation                 18,000
      600     The Peoples Holding Company                   24,450
    2,500     The Pep Boys-Manny, Moe & Jack                29,000
    4,858     Pepco Holdings, Inc.                          94,197
    6,227     PepsiAmericas, Inc.                           83,629
      600     Peregrine Pharmaceuticals, Inc.+                 468
    8,143     Peregrine Systems, Inc.+                         660
    1,700     Performance Food Group Company+               57,730
      500     Performance Technologies,
                 Incorporated+                               1,630
    1,000     Pericom Semiconductor Corporation+             8,310
      900     Perini Corporation+                            3,996
    4,100     Perot Systems Corporation (Class A)+          43,952
    3,300     Perrigo Company+                              40,095
      300     Perry Ellis International, Inc.+               4,830
    1,200     Per-Se Technologies, Inc.+                    10,763
      100     Persistence Software, Inc.+                       48
    1,900     PetroCorp Incorporated+                       19,475
      700     Petroleum Helicopters, Inc.
                 (Non-voting)+                              20,993
    1,100     Petrominerals Corporation+                       286
    2,100     Pharmaceutical Product
                 Development, Inc.+                         61,467
    1,100     Pharmaceutical Resources, Inc.+               32,780

50

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    2,000     Pharmacopeia, Inc.+                     $     17,840
    2,500     Pharmacyclics, Inc.+                           8,925
    2,300     Pharmos Corporation+                           2,415
      600     Philadelphia Consolidated
                 Holding Corp.+                             21,240
    2,731     Philadelphia Suburban Corporation             56,259
    1,200     Phillips-Van Heusen Corporation               13,872
    4,000     The Phoenix Companies, Inc.                   30,400
      500     Phoenix Footwear Group, Inc.+                  3,425
    1,000     Phoenix Technologies Ltd.+                     5,770
      784     PhotoMedex, Inc.+                              1,505
    1,400     Photon Dynamics, Inc.+                        31,920
    2,600     Photronics, Inc.+                             35,620
      100     Physiometrix, Inc.+                               55
    1,300     Piedmont Natural Gas Company, Inc.            45,955
    3,700     Pier 1 Imports, Inc.                          70,041
      200     Pilgrim's Pride Corporation (Class B)          1,640
    2,300     Pinnacle Entertainment, Inc.+                 15,939
      300     Pinnacle Holdings Inc.+                            3
    2,300     Pinnacle Systems, Inc.+                       31,303
    5,700     Pinnacor Inc.+                                 6,954
    5,600     Pioneer Natural Resources Company+           141,400
    2,200     Pioneer-Standard Electronics, Inc.            20,196
    2,500     Pittston Brink's Group                        46,200
    2,600     Pixar, Inc.+                                 137,774
    1,700     Pixelworks, Inc.+                              9,860
    1,200     Plains All American Pipeline, LP              29,280
    1,400     Plains Exploration & Production
                 Company+                                   13,650
    1,400     Plains Resources Inc.+                        16,590
    1,000     Planar Systems Inc.+                          20,630
    1,900     Plantronics, Inc.+                            28,747
      800     Playboy Enterprises, Inc. (Class B)+           8,104
    1,500     Playtex Products, Inc.+                       14,820
    1,500     Plexus Corporation+                           13,170
    2,000     Plug Power Inc.+                               8,980
    3,000     Pogo Producing Company                       111,750
    1,200     Polaris Industries, Inc.                      70,320
    1,600     Polo Ralph Lauren Corporation+                34,816
    3,629     Polycom, Inc.+                                34,548
      500     PolyMedica Corporation+                       15,420
      200     Polymer Group, Inc.+                              15
    4,000     PolyOne Corporation                           15,680
      100     Pomeroy Computer Resources, Inc.+              1,170
    1,400     Pope & Talbot, Inc.                           19,964
    5,400     Popular, Inc.                                182,520
      200     Port Financial Corp.                           8,924
    7,000     Portal Software, Inc.+                         5,656
      700     Possis Medical, Inc.+                         12,600
    1,500     Post Properties, Inc.                         35,850
    1,100     Potlatch Corporation                          26,268
      400     Powell Industries, Inc.+                       6,832
    2,200     Power Integrations, Inc.+                     37,400
    1,600     Powerwave Technologies, Inc.+                  8,640
    1,000     PracticeWorks, Inc.+                           7,900
    2,100     Precision Castparts Corp.                     50,925
      200     Predictive Systems, Inc.+                         60
      900     Preformed Line Products Company               15,003
    1,000     Premcor Inc.+                                 22,230
    1,500     Prentiss Properties Trust                     42,420
    1,700     Pre-Paid Legal Services, Inc.+                44,540
    2,300     President Casinos, Inc.+                         690
      500     Presidential Life Corporation                  4,965
    1,500     Presstek, Inc.+                                6,915
      300     Preview Systems, Inc.+                            11
    2,200     Price Communications Corporation+             30,426
    9,200     Priceline.com Incorporated+                   14,720
      300     PriceSmart, Inc.+                              6,969
    5,300     Pride International, Inc.+                    78,970
      550     Prima Energy Corporation+                     12,298
      600     Prime Group Realty Trust+                      2,766
    1,800     Prime Hospitality Corp.+                      14,670
      600     Prime Medical Services, Inc.+                  5,202
      200     Primus Knowledge Solutions, Inc.+                 84
      400     Primus Telecommunications Group,
                 Incorporated+                                 800
    1,800     Priority Healthcare Corporation
                 (Class B)+                                 41,760
      200     PrivateBancorp, Inc.                           7,570
      200     ProAssurance Corporation+                      4,200
    1,000     ProBusiness Services, Inc.+                   10,000
      100     Procom Technology, Inc.+                          30
      500     Progenics Pharmaceuticals, Inc.+               3,330

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    2,200     Progress Software Corporation+          $     28,490
    8,443     ProLogis Trust                               212,341
    5,700     Prolong International Corporation+               513
    1,000     ProQuest Company+                             19,600
      200     ProsoftTraining.com+                              30
    3,900     Protection One, Inc.+                          7,800
    2,600     Protective Life Corporation                   71,552
    3,400     Protein Design Labs, Inc.+                    28,900
      200     Proton Energy Systems, Inc.+                     600
    1,200     Provena Foods Inc.+                            1,464
      800     Provident Bancorp, Inc.                       24,840
    1,525     Provident Bancshares Corporation              35,244
    2,000     Provident Financial Group, Inc.               52,060
    1,600     Province Healthcare Company+                  15,568
    4,729     Proxim Corporation (Class A)+                  4,114
      125     Psychemedics Corporation                       1,166
      266     Psychiatric Solutions, Inc.                    1,487
      800     Psychiatric Solutions, Inc.
                 (Rights) (d)                                    -
    4,600     Public Storage, Inc.                         148,626
    3,500     Puget Energy, Inc.                            77,175
      700     Pulitzer Inc.                                 31,465
    1,800     Puma Technology, Inc.+                         1,278
    1,300     Pure World, Inc.+                                663
      100     Pyramid Breweries Inc.                           299
    3,900     QAD Inc.+                                     13,299
      600     Q-Med, Inc.+                                   3,756
      100     QRS Corporation+                                 660
      400     Quaker Chemical Corporation                    9,280
      250     Quaker City Bancorp, Inc.+                     8,233
    1,400     Quaker Fabric Corporation+                     9,730
      900     Quanex Corporation                            30,150
    2,400     Quanta Services, Inc.+                         8,400
    6,100     Quantum Corporation-DLT & Storage
                 Systems+                                   16,287
    1,300     Quantum Fuel Systems Technologies
                 Wordwide, Inc.+                             3,055
    3,600     Quest Software, Inc.+                         37,116
    3,300     Questar Corporation                           91,806
      200     QuickLogic Corporation+                          212
      800     Quicksilver Resources Inc.+                   17,944
    1,900     Quiksilver, Inc.+                             50,654
      100     Quixote Corporation                            1,806
      366     Quotesmith.com, Inc.+                          1,530
    1,200     Quovadx, Inc.+                                 2,904
    1,200     R & G Financial Corporation
                 (Class B)                                  27,900
    1,300     RAIT Investment Trust                         28,080
    1,400     RARE Hospitality International, Inc.+         38,668
    4,100     RCN Corporation+                               2,173
    4,600     REMEC, Inc.+                                  17,848
    6,300     RF Micro Devices, Inc.+                       46,179
    2,100     RFS Hotel Investors, Inc.                     22,806
      100     RGC Resources, Inc.                            1,840
    1,200     R.H. Donnelley Corporation+                   35,172
      200     RLI Corp.                                      5,580
      500     RMH Teleservices, Inc.+                        5,250
    1,600     ROHN Industries, Inc.+                           144
    1,100     RPC, Inc.                                     12,760
    4,500     RPM, Inc.                                     68,760
    1,100     RSA Security Inc.+                             6,589
      200     RTW, Inc.+                                       336
    1,200     Racing Champions Ertl Corporation+            16,380
    3,544     Radian Group Inc.                            131,660
      400     Radiant Systems, Inc.+                         3,852
    3,300     Radio One, Inc. (Class A)+                    48,246
      500     Radio Unica Corp.+                               115
      900     Radiologix, Inc.+                              2,079
      700     RadiSys Corporation+                           5,586
    1,300     RailAmerica, Inc.+                             9,321
      600     Rainbow Technologies, Inc.+                    4,302
    2,000     Raindance Communications, Inc.+                6,460
    1,032     Ralcorp Holdings, Inc.+                       25,944
    3,400     Rambus Inc.+                                  22,814
      200     Ramco-Gershenson Properties Trust              3,950
    1,900     Raymond James Financial, Inc.                 56,202
    1,300     Rayonier Inc.                                 58,825
      500     Rayovac Corporation+                           6,665
       50     Razorfish, Inc. (Class A)+                        85
    4,000     The Reader's Digest Association, Inc.
                 (Class A)                                  60,400
    3,500     Reading International, Inc. (Class A)+        13,580
    4,800     Read-Rite Corporation+                         1,680
    5,200     RealNetworks, Inc.+                           19,812
    1,300     Realty Income Corporation                     45,500

52

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    3,200     Reckson Associates Realty
                 Corporation                          $     67,360
    1,800     Recoton Corporation+                           2,124
    6,700     Red Hat, Inc.+                                39,597
    3,100     Redback Networks Inc.+                         2,604
    1,100     Redwood Trust, Inc.                           30,470
      900     Reeds Jewelers, Inc.+                            891
    1,200     Regal Entertainment Group (Class A)           25,704
    1,000     Regal-Beloit Corporation                      20,700
    2,300     Regency Centers Corporation                   74,520
    2,400     Regeneration Technologies, Inc.+              24,286
    1,200     Regeneron Pharmaceuticals, Inc.+              22,212
    1,900     Regent Communications, Inc.+                  11,229
    1,200     Regis Corporation                             31,188
    1,600     Register.com, Inc.+                            7,200
      700     RehabCare Group, Inc.+                        13,356
    2,000     Reinsurance Group of America,
                 Incorporated                               54,160
      800     Reliance Steel & Aluminum Co.                 16,672
    1,100     Reliant Resources, Inc.+                       3,520
    1,800     Remington Oil & Gas Corporation+              29,538
    4,700     Renaissance Entertainment
                 Corporation+                                1,551
    1,400     Renaissance Learning, Inc.+                   26,460
    2,000     Renal Care Group, Inc.+                       63,280
    1,100     Rent A Center Inc.+                           54,945
    1,800     Rent-Way, Inc.+                                6,300
    2,299     Republic Bancorp Inc.                         27,059
    1,700     Republic Bancorp, Inc. (Class A)              19,159
    1,100     Republic Bancshares, Inc.+                    21,615
    6,700     Republic Services, Inc. (Class A)+           140,566
      200     Res-Care, Inc.+                                  726
      500     Research Frontiers Incorporated+               4,170
    1,300     ResMed Inc.+                                  39,741
    5,100     Resonate Inc.+                                 9,027
      800     ResortQuest International, Inc.+               3,016
      600     Resource America, Inc. (Class A)               5,407
      900     Resources Connection, Inc.+                   20,889
    1,100     Respironics, Inc.+                            33,474
    2,000     Restoration Hardware, Inc.+                   10,020
    1,900     Retek Inc.+                                    5,168
      800     Revlon, Inc. (Class A)+                        2,448
    2,800     Reynolds & Reynolds Company
                 (Class A)                                  71,316
    4,600     Rheometric Scientific, Inc.+                   2,760
    1,200     Rhythms NetConnections Inc.+                       -
      800     Ribozyme Pharmaceuticals, Inc.+                  192
      100     Rica Foods, Inc.+                                100
    1,100     Riggs National Corporation                    17,039
    1,575     Right Management Consultants, Inc.+           20,869
   20,600     Rite Aid Corporation+                         50,470
    4,800     Riverstone Networks, Inc.+                    10,176
      600     Riviana Foods Inc.                            16,213
    1,200     Roadway Express, Inc.                         44,172
      400     Roanoke Electric Steel Corporation             3,800
    1,000     Robbins & Myers, Inc.                         18,400
      800     The Robert Mondavi Corporation
                 (Class A)+                                 24,800
      300     Roberts Realty Investors, Inc.+                1,800
      400     Robotic Vision Systems, Inc.+                     96
    1,700     Rockford Corporation+                         10,013
      900     Rock-Tenn Company (Class A)                   12,132
      400     Rocky Mountain Chocolate
                 Factory, Inc.+                              3,252
      600     Rogers Corporation+                           13,350
    1,200     Rollins, Inc.                                 30,540
      840     Ronson Corporation+                              874
    1,300     Roper Industries, Inc.                        47,580
    4,050     Roslyn Bancorp, Inc.                          73,022
    3,200     Ross Stores, Inc.                            135,648
    3,500     The Rouse Company                            110,950
      500     The Rowe Companies+                              880
    1,300     Roxio, Inc.+                                   6,201
      402     Royal Bancshares of Pennsylvania, Inc.
                 (Class A)                                   8,603
    7,700     Royal Caribbean Cruises Ltd.                 128,590
    2,400     Royal Gold, Inc.                              59,810
    2,600     Ruby Tuesday, Inc.                            44,954
    1,900     Ruddick Corporation                           26,011
    1,000     Rudolph Technologies, Inc.+                   19,160
      400     Rural Cellular Corporation (Class A)+            340
      800     Russ Berrie and Company, Inc.                 27,024
    1,300     Russell Corporation                           21,762
    2,600     Ryan's Family Steak Houses, Inc.+             29,510

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,000     Ryerson Tull, Inc.                      $      6,100
    1,700     The Ryland Group, Inc.                        56,695
    4,200     S1 Corporation+                               18,732
      600     S&T Bancorp, Inc.                             15,031
      600     SAVVIS Communications Corporation+               240
    7,700     SBA Communications Corporation+                3,157
      100     SBS Technologies, Inc.+                          916
    3,900     SCANA Corporation                            120,744
      600     SCM Microsystems, Inc.+                        2,550
    2,000     SCP Pool Corporation+                         58,400
      400     SCPIE Holdings Inc.                            2,636
      600     SCS Transportation, Inc.+                      5,946
      800     SEACOR SMIT Inc.+                             35,600
    5,200     SEI Investments Company                      141,336
      700     SEMCO Energy, Inc.                             4,270
    2,600     SERENA Software, Inc.+                        41,054
      100     SFBC Internaional, Inc.+                       1,298
    5,900     SICOR Inc.+                                   93,515
    1,100     SIPEX Corporation+                             4,070
    3,700     SITEL Corporation+                             4,440
      300     SJW Corp.                                     23,415
    1,000     SL Green Realty Corp.                         31,600
    1,300     SLI, Inc.+                                         1
      200     SNB Bancshares, Inc.                           4,800
    3,800     SONICblue Incorporated+                        1,710
    1,200     SOURCECORP, Incorporated+                     22,308
      500     SPACEHAB, Incorporated+                          440
    1,400     SPAR Group, Inc.+                              4,438
      500     SPS Technologies, Inc.+                       11,875
      709     SPSS Inc.+                                     9,919
    3,128     SPX Corporation+                             117,144
    1,000     SRI/Surgical Express, Inc.+                    5,670
      200     STAAR Surgical Company+                          734
    2,800     STERIS Corporation+                           67,900
      200     SVI Solutions Inc.+                              138
    1,410     SWS Group, Inc.                               19,120
      100     S.Y. Bancorp, Inc.                             3,710
    3,500     Saba Software, Inc.+                           3,710
      700     Safeguard Scientifics, Inc.+                     952
      700     SafeNet, Inc.+                                17,745
      125     Saga Communications, Inc. (Class A)+           2,375
    1,200     The Sagemark Companies Ltd.+                   4,020
      200     Sagnet Technology, Inc.+                          60
    5,700     Saks Incorporated+                            66,918
    1,200     Salem Communications
                 Corporation (Class A)+                     29,964
      300     Salix Pharmaceuticals, Ltd.+                   2,097
      600     Salon Media Group, Inc.+                          25
      400     Salton, Inc.+                                  3,848
      200     Sanchez Computer Associates, Inc.+               576
      500     Sanderson Farms, Inc.                         10,455
    2,600     SanDisk Corporation+                          52,780
      150     Sandy Spring Bancorp, Inc.                     4,725
      100     Sangamo Biosciences, Inc.+                       301
    1,500     SangStat Medical Corporation+                 16,950
      200     Santa Fe Financial Corporation+                1,790
    1,430     Santander BanCorp                             18,590
    9,200     Sapient Corporation+                          18,860
      700     SatCon Technology Corporation+                   980
      700     Sauer-Danfoss, Inc.                            5,530
      100     Saul Centers, Inc.                             2,380
      110     The Savannah Bancorp, Inc.                     2,307
    1,800     Saxon Capital, Inc.+                          22,518
    1,600     ScanSoft, Inc.+                                8,320
      300     ScanSource, Inc.+                             14,790
    2,000     Schawk, Inc.                                  19,820
    2,175     Scholastic Corporation+                       78,191
    1,200     School Specialty, Inc.+                       23,976
      500     Schuff Steel Company+                            655
      600     Schweitzer-Manduit International, Inc.        14,700
    1,300     SciClone Pharmaceuticals, Inc.+                4,134
       84     Scient, Inc.+                                      1
      700     Scientific Games Corporation (Class A)+        5,082
      100     Scientific Learning Corporation+                 140
      300     Scientific Technologies Incorporated+          1,500
    1,800     Scios Inc.+                                   58,644
      200     SciQuest.com, Inc.+                               90
    1,500     The Scotts Company (Class A)+                 73,560
    2,000     SeaChange International, Inc.+                12,300
    1,500     Seacoast Banking Corporation of Florida       28,260
    1,500     Seacoast Financial Services
                 Corporation                                30,017

54

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      400     Second Bancorp, Incorporated            $     10,600
    3,900     Secure Computing Corporation+                 24,999
    3,300     SeeBeyond Technology Corporation+              8,019
    1,000     Seitel, Inc.+                                    550
      500     Selas Corporation of America+                    775
    1,000     Select Medical Corporation+                   13,490
    3,200     Selectica, Inc.+                               8,640
    1,000     Selective Insurance Group, Inc.               25,180
      400     Semele Group, Inc.+                              424
      100     Seminis, Inc. (Class A)+                         288
      200     Semitool, Inc.+                                1,242
    2,700     Semtech Corporation+                          29,484
      200     Seneca Foods Corporation (Class A)+            2,828
    1,500     Senior Housing Properties Trust               15,915
    1,900     Sensient Technologies Corporation             42,693
    3,000     Sepracor Inc.+                                29,010
      300     Sequa Corporation (Class A)+                  11,733
      200     Sequenom Inc.+                                   360
    1,000     Serologicals Corporation+                     11,000
   11,800     Service Corporation International+            39,176
   12,000     The ServiceMaster Company                    133,200
      400     Servotronics, Inc.+                            1,420
      800     Sharper Image Corporation+                    13,944
    1,500     The Shaw Group Inc.+                          24,675
      400     Shiloh Industries, Inc.+                         900
      300     ShoLodge, Inc.+                                  978
    1,700     ShopKo Stores, Inc.+                          21,165
    2,175     Shuffle Master, Inc.+                         41,564
    1,500     Shurgard Storage Centers, Inc.
                 (Class A)                                  47,010
    3,300     Siebert Financial Corp.+                       7,197
    2,100     Sierra Health Services, Inc.+                 25,221
    5,400     Sierra Pacific Resources                      35,100
    1,000     Silgan Holdings Inc.+                         24,680
    8,000     Silicon Graphics, Inc.+                        9,040
    1,700     Silicon Image, Inc.+                          10,200
    2,000     Silicon Laboratories Inc.+                    38,160
    3,700     Silicon Storage Technology, Inc.+             14,948
    2,200     Silicon Valley Bancshares+                    40,150
    1,200     Siliconix Incorporated+                       28,080
      200     Simmons First National Corporation
                 (Class A)                                   7,330
      200     SimpleTech, Inc.+                                604
    1,000     Simpson Manufacturing Co., Inc.+              32,900
    2,500     Sinclair Broadcast Group, Inc.
                 (Class A)+                                 29,075
    3,300     Sirenza Microdevices, Inc.+                    5,940
    4,900     Sirius Satellite Radio Inc.+                   3,136
    3,600     Six Flags, Inc.+                              20,556
      300     Sizeler Property Investors, Inc.               2,787
    1,100     Skechers U.S.A., Inc. (Class A)+               9,339
    3,300     Sky Financial Group, Inc.                     65,703
      100     Skyline Corporation                            2,950
    2,300     SkyWest, Inc.                                 30,061
    3,000     Skyworks Solutions, Inc.+                     25,860
      800     Smart & Final Inc.+                            4,160
      700     Smart Choice Automotive Group, Inc.+               4
      100     SmartDisk Corporation+                            36
      100     SmartServ Online, Inc.+                          130
    4,000     Smith International, Inc.+                   130,480
    4,500     Smithfield Foods, Inc.+                       89,280
   11,100     Smurfit-Stone Container Corporation+         170,840
    1,207     SoftBrands, Inc.+                                362
    1,000     Sola International Inc.+                      13,000
    3,900     Solutia Inc.                                  14,157
      500     Somera Communications, Inc.+                   1,350
      200     Sonesta International Hotels
                 Corporation (Class A)                         919
    1,200     Sonic Automotive, Inc.+                       17,844
    2,550     Sonic Corp.+                                  52,250
      300     Sonic Foundry, Inc.+                             144
      100     Sonic Innovations, Inc.+                         381
    2,100     Sonic Solutions+                              10,500
    2,400     SonicWALL, Inc.+                               8,712
    3,800     Sonoco Products Company                       87,134
    1,300     SonoSite, Inc.+                               16,991
   10,700     Sonus Networks, Inc.+                         10,700
       30     Sorrento Networks Corporation+                   125
    1,600     Sotheby's Holdings, Inc. (Class A)+           14,400
    4,400     SoundView Technology Group, Inc.+              6,600
      100     The Source Information
                 Management Company+                           423
    1,400     The South Financial Group, Inc.               28,924
      400     South Jersey Industries, Inc.                 13,208

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MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      600     Southern Peru Limited                   $      8,640
    2,220     Southern Union Company+                       36,630
    2,000     Southwest Bancorporation of
                 Texas, Inc.+                               57,620
      700     Southwest Gas Corporation                     16,415
      110     Southwest Georgia Financial
                 Corporation                                 2,063
    1,220     Southwest Water Company                       16,166
    1,000     Southwestern Energy Company+                  11,450
   10,197     Sovereign Bancorp, Inc.                      143,268
      500     Sovran Self Storage, Inc.                     14,180
    3,200     Spanish Broadcasting System, Inc.
                 (Class A)+                                 23,040
    1,900     Sparta Surgical Corporation+                       -
      800     Spartan Stores, Inc.+                          1,208
      600     Spartech Corporation                          12,378
      500     Special Metals Corporation+                       30
      900     Specialty Laboratories, Inc.+                  8,694
      800     SpectraLink Corporation+                       5,744
    6,200     Spectrasite Holdings, Inc.+                      372
      200     Spectrum Control, Inc.+                        1,050
    2,200     Spectrum Organic Products, Inc.+                 660
       16     Spectrum Pharmaceuticals Inc.+                    29
    1,300     SpeechWorks International Inc.+                3,614
    1,200     Speedway Motorsports, Inc.                    30,936
    3,000     Spherion Corporation+                         20,100
   12,700     Spiegel, Inc. (Class A)+                       4,572
    1,300     Spinnaker Exploration Company+                28,665
      500     Spinnaker Industries, Inc.+                        1
      200     Spinnaker Industries, Inc. (Class A)+              -
      900     The Sports Authority, Inc.+                    6,300
      500     The Sports Club Company, Inc.+                 1,150
    7,300     Sports Entertainment Enterprises, Inc.+          219
      400     Sports Resorts International, Inc.+            2,348
      200     SportsLine USA, Inc.+                            200
      200     St. Francis Capital Corporation                4,684
    3,200     The St. Joe Company                           96,000
    1,700     St. Mary Land & Exploration Company           42,500
      500     Stage Stores, Inc.+                           10,520
    3,200     Stamps.com Inc.+                              14,944
    1,200     StanCorp Financial Group, Inc.                58,620
    1,200     Standard Commercial Corporation               21,720
    1,100     Standard Microsystems Corporation+            21,417
      500     Standard Motor Products, Inc.                  6,500
    2,000     Standard Pacific Corp.                        49,500
      700     The Standard Register Company                 12,600
      500     Standex International Corporation             11,920
      300     Stanley Furniture Company, Inc.+               6,975
    7,500     Star Scientific, Inc.+                         7,875
      700     Star Struck, Ltd.+                               560
      500     StarMedia Network, Inc.+                           -
      100     StarTek, Inc.+                                 2,760
      800     State Auto Financial Corporation              12,400
    1,065     State Bancorp, Inc.                           19,170
    2,500     Staten Island Bancorp, Inc.                   50,350
    1,600     Station Casinos, Inc.+                        28,320
      800     The Steak'n Shake Company+                     8,000
    3,500     Steel Dynamics, Inc.+                         42,105
      400     Steel Technologies Inc.                        6,784
    1,400     Steelcase Inc. (Class A)                      15,344
    1,700     Stein Mart, Inc.+                             10,370
      300     Steinway Musical Instruments, Inc.+            4,881
    2,400     Stellent, Inc.+                               10,654
      400     Stepan Company                                10,000
    1,900     Stericycle, Inc.+                             61,520
    2,650     Sterling Bancshares, Inc.                     32,383
      100     Sterling Financial Corporation                 2,365
    1,100     Steve Madden, Ltd.+                           19,877
    1,900     Stewart & Stevenson Services, Inc.            26,866
    2,100     Stewart Enterprises, Inc. (Class A)+          11,699
      700     Stewart Information Services
                 Corporation+                               14,973
      900     Stillwater Mining Company+                     4,815
      100     StockerYale, Inc.+                               155
    1,079     Stone Energy Corporation+                     35,995
      900     Stoneridge, Inc.+                             10,710
      100     Storage Computer Corporation+                     23
    4,000     Storage Technology Corporation+               85,680
    1,600     StorageNetworks, Inc.+                         1,856
    3,300     Stratex Networks, Inc.+                        7,293
      290     Stratos Lightwave, Inc.+                       1,276
      200     Stratus Properties Inc.+                       1,840

56

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DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      600     Strayer Education, Inc.                 $     34,500
      600     Streicher Mobile Fueling, Inc.+                  600
    1,700     The Stride Rite Corporation                   12,189
      800     The Student Loan Corporation                  78,240
    1,100     Sturm, Ruger & Company, Inc.                  10,527
      100     Suffolk Bancorp                                3,162
      800     Summit Bancshares, Inc.                       15,600
      900     Summit Properties Inc.                        16,020
      900     Sun Bancorp, Inc.                             16,453
    1,400     Sun Bancorp, Inc. (New Jersey)+               18,620
      700     Sun Communities, Inc.                         25,599
      300     Sun Hydraulics Corporation                     2,400
    1,300     Sunrise Assisted Living, Inc.+                32,357
      400     Sunrise Technologies
                 International, Inc.+                            -
    4,800     Sunrise Telecom Incorporated+                  8,496
      220     Superconductor Technologies Inc.+                207
    1,300     SuperGen, Inc.+                                4,719
    1,600     Superior Energy Services, Inc.+               13,120
      900     Superior Industries International, Inc.       37,224
      100     Superior TeleCom Inc.+                            15
    1,500     Superior Uniform Group, Inc.                  18,585
      100     Supertex, Inc.+                                1,489
    3,800     Support.com, Inc.+                            14,972
    2,795     SureBeam Corporation (Class A)+               11,292
      300     SureWest Communications                       11,160
    1,000     SurModics, Inc.+                              28,680
    1,100     Susquehanna Bancshares, Inc.                  22,925
    1,900     Swift Energy Company+                         18,373
    3,370     Swift Transportation Co., Inc.+               67,461
    2,200     Switchboard Incorporated+                      6,578
    4,155     Sybase, Inc.+                                 55,677
      900     Sybron Dental Specialties, Inc.+              13,410
   10,900     Sycamore Networks, Inc.+                      31,501
    2,700     Sykes Enterprises, Incorporated+               8,856
    2,100     Sylvan Learning System, Inc.+                 34,440
    6,000     Symantec Corporation+                        242,700
    1,176     SymmetriCom, Inc.+                             4,963
    1,700     Symons International Group, Inc.+                 51
    1,600     Symyx Technologies+                           20,144
      300     Synaptics Incorporated+                        2,280
    2,435     Synopsys, Inc.+                              112,375
      100     Synplicity, Inc.+                                378
       30     SynQuest, Inc.+                                   10
      600     Syntel, Inc.+                                 12,606
    1,300     Syntroleum Corporation+                        2,249
      600     Sypris Solutions, Inc.                         6,126
      700     Systemax Inc.+                                 1,085
      600     SystemOne Technologies Inc.+                     390
    1,300     Systems & Computer Technology
                 Corporation+                               11,180
    1,933     TALK America Holdings, Inc.+                  10,825
    1,055     TALX Corporation                              13,631
    6,800     TAM Restaurants, Inc.+                             7
      800     TBC Corporation+                               9,608
    1,100     TC Pipelines, LP                              28,655
    3,000     TCF Financial Corporation                    131,070
    1,600     TEPPCO Partners, LP                           44,400
    1,100     TETRA Technologies, Inc.+                     23,507
      100     TF Financial Corporation                       2,471
    1,600     THQ Inc.+                                     21,200
    8,200     TIBCO Software Inc.+                          50,676
      500     T-NETIX, Inc.+                                 1,005
    1,100     TRC Companies, Inc.+                          14,443
      500     TRM Corporation+                                 320
      100     TTM Technologies, Inc.+                          331
    1,500     Take-Two Interactive Software, Inc.+          35,235
    2,300     The Talbots, Inc.                             63,319
      200     Tandy Brands Accessories, Inc.+                1,840
      300     Tanger Factory Outlet Centers, Inc.            9,300
      100     Tanning Technology Corporation+                   76
    2,100     Tanox, Inc.+                                  19,005
    6,200     Targeted Genetics Corporation+                 2,480
      242     Tarragon Realty Investors Inc.+                3,703
   15,700     Tatham Offshore, Inc.+                            16
    2,300     Taubman Centers, Inc.                         37,329
    2,200     Tech Data Corporation+                        59,312
    2,000     Techne Corporation+                           57,136
    1,300     Technical Olympic USA, Inc.+                  19,253
    1,000     Technitrol, Inc.                              16,140
      300     Technology Solutions Company+                    327
      800     Tecumseh Products Company
                 (Class A)                                  35,304
      100     Tejon Ranch Co.+                               2,970

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                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    4,000     Tekelec+                                $     41,800
      300     Telaxis Communications
                 Corporation+                                   54
      200     Telecommunication Systems, Inc.
                 (Class A)+                                    402
    1,600     Teledyne Technologies Incorporated+           25,088
    1,600     Teleflex Incorporated                         68,624
    2,200     Telephone and Data Systems, Inc.             103,444
    3,100     TeleTech Holdings, Inc.+                      22,506
    1,800     Telik, Inc.+                                  20,988
    1,800     Tellium, Inc.+                                 1,152
      200     Tellular Corporation+                            748
      200     TenFold Corporation+                              29
      500     Tennant Company                               16,300
      200     Tenneco Automotive Inc.+                         808
      600     TeraForce Technology
                 Corporation+                                   96
    4,200     Terayon Communication
                 Systems, Inc.+                              8,610
    1,144     Terex Corporation+                            12,744
    7,000     Terra Industries, Inc.+                       10,710
    2,900     Terra Nitrogen Company, LP                    16,965
    8,000     Terremark Worldwide, Inc.+                     4,000
    4,000     Tesoro Petroleum Corporation+                 18,080
    1,125     Tetra Tech, Inc.+                             13,725
      300     Texas Biotechnology Corporation+                 420
      800     Texas Industries, Inc.                        19,440
    1,500     Texas Regional Bancshares, Inc.
                 (Class A)                                  53,312
    2,000     Therasense, Inc.+                             16,700
      900     Thermadyne Holdings Corporation+                  15
    2,000     Therma-Wave Inc.+                              2,100
      500     Thermwood Corporation+                           425
    4,000     Third Wave Technologies+                      10,760
    1,300     Thistle Group Holdings, Co.                   15,223
      100     Thomas Industries Inc.                         2,606
    1,300     Thomaston Mills, Inc. (Class A)+                   -
    1,400     Thor Industries, Inc.                         48,202
    1,300     Thoratec Laboratories Corporation+             9,919
    1,700     Thornburg Mortgage, Inc.                      34,170
    1,400     Thousand Trails, Inc.+                        13,370
      900     Three-Five Systems, Inc.+                      5,805
    4,000     Ticketmaster Online-CitySearch, Inc.
                 (Class B)+                                 84,880
    3,300     Tidewater Inc.                               102,630
    1,300     Tier Technologies, Inc. (Class B)+            20,800
    1,600     The Timberland Company (Class A)+             56,976
    1,900     Time Warner Telecom Inc. (Class A)+            4,009
    3,000     The Timken Company                            57,300
    3,000     The Titan Corporation+                        31,200
    3,500     Titan International, Inc.                      4,690
    2,800     Titan Pharmaceuticals, Inc.+                   4,004
    1,300     Titanium Metals Corporation+                   2,483
    2,100     TiVo Inc.+                                    10,983
    1,700     The Topps Company, Inc.+                      14,790
    3,000     Toll Brothers, Inc.+                          60,600
    1,100     Tollgrade Communications, Inc.+               12,903
    1,600     Tom Brown, Inc.+                              40,160
      900     Too Inc.+                                     21,168
    2,066     Tootsie Roll Industries, Inc.                 63,385
    1,300     Tor Minerals International, Inc.+              1,391
      600     The Toro Company                              38,340
    7,800     Total System Services, Inc.                  105,300
    4,200     Touch America Holdings, Inc.+                  1,638
    1,600     Tower Automotive, Inc.+                        7,200
      100     Town & Country Trust                           2,110
    1,400     Tractor Supply Company+                       52,640
    7,700     Tradestation Group Inc.+                      11,088
      500     Trammell Crow Company+                         4,500
    1,600     Trans World Entertainment
                 Corporation+                                5,808
    2,300     Transaction Systems
                 Architects, Inc. (Class A)+                14,950
    2,100     Transatlantic Holdings, Inc.                 140,070
    1,100     Transcontinental Realty
                 Investors, Inc.+                           19,404
      900     Transgenomic, Inc.+                            2,015
      100     Trans-Industries, Inc.+                          400
    1,400     Transkaryotic Therapies, Inc.+                13,860
    5,400     Transmeta Corporation+                         6,318
    2,400     TransMontaigne Inc.+                          11,136
    1,500     Transnational Financial Network+                 330
      300     TransTechnology Corporation+                   3,144
    3,600     TranSwitch Corporation+                        2,480

58

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      500     Travis Boats & Motors, Inc.+            $        500
      900     Tredegar Corporation                          13,500
      600     Tremont Corporation                           17,880
      600     Trex Company, Inc.+                           21,180
      200     Triad Guaranty Inc.+                           7,372
    2,846     Triad Hospitals, Inc.+                        84,896
    3,100     Triangle Pharmaceuticals, Inc.+               18,414
      900     Triarc Companies, Inc.+                       23,616
      300     TriCo Bancshares                               7,380
    1,500     Trico Marine Services, Inc.+                   4,995
      200     Tricord Systems, Inc.+                             -
    1,800     Trimble Navigation Limited+                   22,482
      900     Trimeris, Inc.+                               38,781
    2,300     Trinity Industries, Inc.                      43,608
      200     TriPath Imaging, Inc.+                           536
    1,700     Tripath Technology Inc.+                         477
      700     Tripos, Inc.+                                  5,131
    4,845     TriQuint Semiconductor, Inc.+                 20,543
      100     Triton Network Systems, Inc.+                     52
    2,300     Triton PCS Holdings, Inc. (Class A)+           9,039
      900     Triumph Group, Inc.+                          28,746
      800     The TriZetto Group, Inc.+                      4,912
      900     Tropical Sportswear International
                 Corporation+                                8,073
      700     The Trust Company of New Jersey               19,482
    1,760     TrustCo Bank Corp NY                          18,973
    2,800     Trustmark Corporation                         66,444
    1,300     Tuesday Morning Corporation+                  22,230
      900     Tularik Inc.+                                  6,714
      200     Tumbleweed Communications
                 Corporation+                                  310
    2,600     Turnstone Systems, Inc.+                       7,020
      100     Tut Systems, Inc.+                               126
      200     Tvia, Inc.+                                      140
    1,100     Tweeter Home Entertainment
                 Group, Inc.+                                6,358
      100     Twin Disc, Incorporated                        1,238
      400     Twinlab Corporation+                              40
   13,258     Tyson Foods, Inc. (Class A)                  148,755
    7,000     UAL Corporation+                              10,010
    1,400     UCBH Holdings, Inc.                           59,430
    1,200     UGI Corporation                               44,868
    1,900     UICI+                                         29,545
      600     UIL Holdings Corporation                      20,922
      610     UMB Financial Corporation                     23,339
    2,500     UNOVA, Inc.+                                  15,000
    1,100     URS Corporation+                              15,653
      100     U.S. Aggregates, Inc.+                             -
   12,700     U.S. Gold Corporation+                         5,842
    5,400     U.S. Industries, Inc.+                        14,202
      100     US LEC Corp. (Class A)+                          225
    3,800     US Oncology, Inc.+                            32,946
    1,100     U.S. Physical Therapy, Inc.+                  12,265
      100     U.S. Timberlands Company, LP+                    275
    2,600     US Unwired Inc. (Class A)+                     1,274
   13,900     USA Networks, Inc.+                          317,754
      600     USANA Health Sciences, Inc.+                   7,230
      760     U.S.B. Holding Co., Inc.                      13,452
    5,000     USEC Inc.                                     30,100
    1,100     USFreightways Corporation                     31,625
    1,800     USG Corporation+                              15,210
    1,000     USinternetworking, Inc.+                           -
   22,800     USTMAN Technologies, Inc.+                       456
    2,700     UbiquiTel Inc.+                                1,080
    1,700     Ulticom, Inc.+                                12,733
    2,000     Ultimate Electronics, Inc.+                   20,300
    1,300     Ultra Petroleum Corp.+                        12,870
    1,600     Ultratech Stepper, Inc.+                      15,742
      111     Umpqua Holdings Corporation                    2,026
      300     Unico American Corporation                       945
    3,200     Unifi, Inc.+                                  16,800
      400     UniFirst Corporation                           8,080
      900     Unilab Corporation+                           16,470
      900     Uni-Marts, Inc.+                               1,341
      900     Union Bankshares Corporation                  24,525
    6,200     UnionBanCal Corporation                      243,474
    3,900     Uniroyal Technology Corporation+                  20
    1,300     UniSource Energy Corporation                  22,477
    1,400     Unit Corporation+                             25,970
    1,300     United Auto Group, Inc.+                      16,211
      231     United Bancorp, Inc.                           3,222
    1,800     United Bankshares, Inc.                       52,310
      100     United Capital Corp.+                          3,540
      400     United Community Banks, Inc.                   9,748

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,400     United Community Financial Corp.        $     12,110
      300     United Defense Industries, Inc.+               6,990
    4,300     United Dominion Realty Trust, Inc.            70,348
      100     United Fire & Casualty Company                 3,345
      500     United Industrial Corporation                  8,000
      300     United Mobile Homes, Inc.                      4,062
      200     United National Bancorp                        4,610
    1,900     United Natural Foods, Inc.+                   48,165
    2,702     United Online, Inc.+                          43,073
      700     United Park City Mines Company+               12,453
    2,800     United Rentals, Inc.+                         30,128
      500     United Road Services, Inc.+                       75
    3,400     United States Cellular Corporation+           85,068
    1,300     United Stationers, Inc.+                      37,441
    1,700     United Surgical Partners
                 International, Inc.+                       26,556
    1,400     United Therapeutics Corporation+              23,380
    6,700     UnitedGlobalCom Inc. (Class A)+               16,080
      600     Unitil Corporation                            14,880
    2,700     Unitrin, Inc.                                 78,894
    9,900     UniverCell Holdings, Inc.+                     1,386
   12,900     Universal Access Global
                 Holdings Inc.+                              2,451
    2,100     Universal American Financial Corp.+           12,220
    1,900     Universal Compression Holdings, Inc.+         36,347
    1,200     Universal Corporation                         44,352
      700     Universal Display Corporation+                 5,523
      600     Universal Electronics Inc.+                    5,844
      200     Universal Forest Products, Inc.                4,264
      500     Universal Health Realty Income Trust          13,125
    2,400     Universal Health Services, Inc.
                 (Class B)+                                108,240
      700     Universal Mfg. Co.+                            1,113
      832     Unizan Financial Corp.                        16,432
    1,500     Urban Outfitters, Inc.+                       35,355
      600     Urologix, Inc.+                                1,986
    1,300     Urstadt Biddle Properties                     16,432
    1,100     Utah Medical Products, Inc.+                  21,010
    2,200     VA Linux Systems, Inc.+                        2,002
      200     VASCO Data Security
                 International, Inc.+                          194
      600     VCA Antech, Inc.+                              9,000
    2,800     V.I. Technologies, Inc.+                       2,828
      400     VIA NET.WORKS, Inc.+                             272
    2,200     VISX, Incorporated+                           21,076
      200     VIVUS, Inc.+                                     746
      500     VSI Holdings, Inc.+                                -
       66     VYYO INC+                                        168
    1,200     Vail Banks, Inc.                              14,400
      400     Vail Resorts, Inc.+                            6,068
    2,100     Valassis Communications, Inc.+                61,803
    1,800     Valence Technology, Inc.+                      2,394
    5,800     Valentis, Inc.+                                1,276
    4,100     Valero Energy Corporation                    151,454
    4,800     Valhi, Inc.                                   39,840
      200     ValiCert, Inc.+                                   66
    1,200     Valley Media, Inc.+                                -
    3,831     Valley National Bancorp                      101,023
      500     Valley National Gases Incorporated+            2,850
      300     Valmont Industries, Inc.                       5,820
    2,000     The Valspar Corporation                       88,360
    3,600     Value City Department Stores, Inc.+            6,588
      100     Value Line, Inc.                               4,344
      977     ValueClick, Inc.+                              2,726
    2,100     ValueVision International, Inc.
                 (Class A)+                                 31,458
      200     Vanguard Airlines, Inc.+                           -
      700     Vans, Inc.+                                    3,976
    3,800     Varco International, Inc.+                    66,120
      100     Variagenics, Inc.+                               137
    2,000     Varian Inc.+                                  57,380
    2,700     Varian Medical Systems, Inc.+                133,920
    1,300     Varian Semiconductor Equipment
                 Associates, Inc.+                          30,889
    2,300     Vasomedical, Inc.+                             2,162
      300     Vastera, Inc.+                                 1,695
    1,900     VaxGen, Inc.+                                 36,689
    1,228     Vector Group Ltd.                             14,269
    2,700     Vectren Corporation                           62,100
    2,200     Veeco Instruments Inc.+                       25,432
      400     Ventana Medical Systems, Inc.+                 9,220
    2,800     Ventas, Inc.                                  32,060
    2,600     Ventiv Health, Inc.+                           5,174
      300     Verado Holdings, Inc. (Class B)+                  14

60

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
    1,600     Verint Systems Inc.+                    $     32,288
    9,358     VeriSign, Inc.+                               75,051
    1,300     Verisity Ltd.+                                24,778
    3,200     Veritas DGC Inc.+                             25,280
    2,100     Verity, Inc.+                                 28,121
       50     Versata, Inc.+                                    44
      100     Versicor, Inc.+                                1,079
      300     Vertel Corporation+                               33
      200     Vertex Interactive, Inc.+                          8
    2,862     Vertex Pharmaceuticals Incorporated+          45,363
      460     Verticalnet, Inc.+                               363
    3,600     Viad Corp.                                    80,460
      100     Viador Inc.+                                       2
      200     The viaLink Company+                              35
        5     Vialta, Inc.+                                      2
    2,100     ViaSat, Inc.+                                 24,234
      300     Viasys Healthcare Inc.+                        4,467
      900     Viasystems Group, Inc.+                            -
      800     Vical Incorporated+                            2,776
    1,700     Vicor Corporation+                            14,027
      300     Viewpoint Corporation+                           561
    9,800     Vignette Corporation+                         12,025
    2,200     Viisage Technology, Inc.+                      9,790
    2,600     Vintage Petroleum, Inc.                       27,430
    4,400     Vion Pharmaceuticals, Inc.+                    1,456
      200     Virage Logic Corporation+                      2,006
   13,900     Viragen, Inc.+                                 2,085
      900     Virbac Corporation+                            5,049
      242     Virco Mfg. Corporation                         2,468
      600     Virginia Commerce Bancorp, Inc.+              14,190
      900     ViroPharma Incorporated+                       1,314
    5,926     Vishay Intertechnology, Inc.+                 66,253
    1,300     Visual Nteworks, Inc.+                         1,885
      500     Vital Signs, Inc.                             14,940
    2,700     VitalWorks Inc.+                              10,395
      700     Vitria Technology, Inc.+                         525
      600     Volt Information Sciences, Inc.+              10,260
    5,100     Vornado Realty Trust                         189,720
    2,550     W Holding Company, Inc.                       41,846
    1,300     WCI Communities, Inc.+                        13,260
      600     WD-40 Company                                 15,852
    1,600     WESCO International, Inc.+                     8,784
    1,260     WFS Financial Inc.+                           26,348
    1,900     WGL Holdings Inc.                             45,448
    1,000     W-H Energy Services, Inc.+                    14,590
    6,500     WJ Communications, Inc.+                       6,208
      800     WMS Industries Inc.+                          11,984
      900     W.P. Carey & Co. LLC                          22,275
    1,200     WPS Resources Corporation                     46,584
      500     W.R. Grace & Co.+                                980
      400     WSFS Financial Corporation                    13,188
      200     WVS Financial Corp.                            3,184
    1,400     Wabash National Corporation+                  11,732
      700     Wabtec Corporation                             9,828
      800     Wackenhut Corrections Corporation+             8,888
    3,100     Waddell & Reed Financial, Inc.
                 (Class A)                                  60,977
    1,600     Wallace Computer Services, Inc.               34,416
    1,600     Walter Industries, Inc.                       17,360
    1,400     Warren Bancorp, Inc.                          22,078
      300     Warwick Valley Telephone Company              20,850
    2,804     Washington Federal, Inc.                      69,679
      355     The Washington Post Company                  261,990
    1,100     Washington Real Estate Investment
                 Trust                                      28,050
      500     Washington Trust Bancorp, Inc.                 9,765
    1,800     Waste Connections, Inc.+                      69,498
    1,300     WatchGuard Technologies, Inc.+                 8,295
      300     Watsco, Inc.                                   4,914
      200     Watson Wyatt & Company Holdings+               4,350
    1,100     Watts Industries, Inc. (Class A)              17,314
    2,100     Wausau - Mosinee Paper Corporation            23,562
    2,000     Wave Systems Corp. (Class A)+                  2,660
      100     Wayne Savings Bancshares, Inc.                 1,600
    2,900     Waypoint Financial Corp.                      51,620
    4,300     Weatherford International Ltd.+              171,699
    1,800     WebEx Communications, Inc.+                   27,000
   12,500     WebMD Corporation+                           106,875
    2,900     webMethods, Inc.+                             23,838
    1,600     Websense, Inc.+                               34,178
    2,600     Webster Financial Corporation                 90,480
      200     Webvan Group Inc.+                                 -
    4,200     Weight Watchers International, Inc.+         193,074
    2,050     Weingarten Realty Investors                   75,563

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

   SHARES
     HELD     ISSUE                                          VALUE
------------------------------------------------------------------
      300     Weirton Steel Corporation+              $         90
    1,100     Weis Markets, Inc.                            34,155
    1,300     Wellman, Inc.                                 17,537
      900     Wellsford Real Properties Inc.+               14,184
    2,600     Werner Enterprises, Inc.                      55,978
      900     WesBanco, Inc.                                21,051
      302     Wesco Financial Corporation                   93,605
    2,600     West Corporation                              43,160
    1,300     West Marine, Inc.+                            17,797
      600     West Pharmaceutical Services, Inc.            14,640
      500     Westaff, Inc.+                                 1,250
    1,400     Westamerica Bancorporation                    56,252
    2,800     Westar Energy, Inc.                           27,720
      300     WestCoast Hospitality Corporation+             1,680
    1,121     Westcorp                                      23,541
      400     Westell Technologies, Inc. (Class A)+            480
    5,900     Western Digital Corporation+                  37,701
    1,200     Western Gas Resources, Inc.                   44,220
    5,200     Western Wireless Corporation
                 (Class A)+                                 27,560
    4,200     WestPoint Stevens Inc.+                        2,478
    2,082     Westport Resources Corporation+               43,306
    4,300     Westwood One, Inc.+                          160,648
    1,175     The Wet Seal, Inc. (Class A)+                 12,644
      100     Weyco Group, Inc.                              3,432
      100     White Electronic Designs
                 Corporation+                                  765
      347     White Mountains Insurance
                 Group Inc.                                112,081
    1,100     Whitehall Jewellers, Inc.+                    10,450
    1,700     Whitman Education Group, Inc.+                12,988
    1,550     Whitney Holding Corporation                   51,662
    2,500     Whole Foods Market, Inc.+                    131,825
      300     Wickes Inc.+                                     174
    1,100     Wild Oats Markets, Inc.+                      11,352
      800     Willamette Valley Vineyards, Inc.+             1,200
    1,300     Williams Energy Partners LP                   42,185
    4,500     Williams-Sonoma, Inc.+                       122,175
      200     Willis Lease Finance Corporation+              1,010
    2,600     Wilmington Trust Corporation                  82,368
      800     Wilson Greatbatch Technologies, Inc.+         23,360
    1,600     Wilsons The Leather Experts Inc.+              8,000
    4,300     Wind River Systems, Inc.+                     17,630
      800     Winnebago Industries, Inc.                    31,384
    1,050     Wintrust Financial Corporation                32,886
      200     Wire One Technologies, Inc.+                     558
    1,900     Wireless Facilities, Inc.+                    11,419
    5,200     Wisconsin Energy Corporation                 131,040
      200     Witness Systems, Inc.+                           688
      900     Wolverine Tube, Inc.+                          5,139
    2,400     Wolverine World Wide, Inc.                    36,264
      900     Women First HealthCare, Inc.+                  4,105
      200     Women's Golf Unlimited Inc.+                     116
      500     Woodhead Industries, Inc.                      5,650
      500     Woodward Governor Company                     21,750
      600     World Acceptance Corporation+                  4,566
      400     World Fuel Services Corporation                8,200
      100     World Wrestling Federation
                 Entertainment, Inc.+                          805
      200     WorldGate Communications, Inc.+                   84
      900     Wright Medical Group, Inc.+                   15,713
      700     Wyndham International, Inc. (Class A)+           161
    5,300     XM Satellite Radio Holdings Inc.
                 (Class A)+                                 14,257
   20,500     XO Communications, Inc. (Class A)+             1,087
    1,000     XOMA Ltd.+                                     4,230
      900     X-Rite, Incorporated                           6,291
    4,950     XTO Energy, Inc.                             122,265
    1,300     Xanser Corporation+                            2,054
      900     Xicor, Inc.+                                   3,357
    2,600     Xybernaut Corporation+                         1,352
    1,700     The Yankee Candle Company, Inc.+              27,200
    1,200     Yellow Corporation+                           30,229
    1,500     York International Corporation                38,355
      900     York Research Corporation+                         -
    1,200     Young Broadcasting Inc. (Class A)+            15,804
      200     Z-Tel Technologies, Inc.+                        162
    1,400     Zale Corporation+                             44,660
      500     Zanett, Inc.+                                  1,105
      100     Zapata Corporation+                            3,055
    1,300     Zebra Technologies Corporation
                 (Class A)+                                 74,490
      600     Zenith National Insurance Corp.               14,112
      100     The Ziegler Companies, Inc.                    1,440

62

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                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

     SHARES
       HELD   ISSUE                                          VALUE
------------------------------------------------------------------
      7,300   Zila, Inc.+                             $      6,716
        700   ZixIt Corporation+                             3,087
        400   Zoll Medical Corporation+                     14,268
      1,300   Zomax Incorporated+                            5,525
      2,050   Zoran Corporation+                            28,844
        700   Zygo Corporation+                              4,893
        200   Zymogentics, Inc.+                             1,980
                                                      ------------

              TOTAL STOCKS, WARRANTS & RIGHTS
              (Cost - $105,048,493) - 91.0%             85,361,175
                                                      ------------

              SHORT-TERM SECURITIES

PARTNERSHIP
   INTEREST
$ 4,180,292   Merrill Lynch Liquidity Series,
                 LLC Cash Sweep Series I(a)              4,180,292
                                                      ------------
              TOTAL SHORT-TERM SECURITIES
              (Cost - $4,180,292) - 4.5%                 4,180,292
                                                      ------------
              TOTAL INVESTMENTS
              (Cost - $109,228,785)  - 95.5%            89,541,467
                                                      ------------
              VARIATION MARGIN ON
                FINANCIAL FUTURES
                CONTRACTS* - 0.0%                           22,638

              OTHER ASSETS
                LESS LIABILITIES - 4.5%                  4,198,540
                                                      ------------
              NET ASSETS - 100.0%                     $ 93,762,645
                                                      ============

    * Financial futures contracts purchased as of December 31, 2002, were as follows:

NUMBER OF                                            EXPIRATION
CONTRACTS    ISSUE                                         DATE              VALUE
----------------------------------------------------------------------------------
       13    Russell 2000 Index                      March 2003        $ 2,490,800
       23    S&P 400 MidCap                          March 2003          4,943,850
                                                                       -----------
TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED
(Total Contract Price - $7,490,237)                                    $ 7,434,650
                                                                       ===========

(a) Investments in companies considered to be an affiliate of the Fund
    (such companies are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                     NET            NET       INTEREST
AFFILIATE                       ACTIVITY           COST         INCOME
----------------------------------------------------------------------
Merrill Lynch Liquidity
    Series, LLC Cash
    Sweep Series I           $ 4,180,292    $ 4,180,292        $ 5,766

(b) Warrants entitle the Series to purchase a predetermined number of shares of stock/face amount of bonds and are non-income-producing. The purchase price and number of shares of stock/face amount of bonds are subject to adjustment under certain conditions until the expiration date.

(c) The rights may be exercised until 11/28/2003.

(d) The rights may be exercised until 8/06/2004.

  + Non-income-producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES

AS OF DECEMBER 31, 2002

ASSETS

  Investments, at value (including securities loaned
     of $638,581) (identified cost-$109,228,785)                                      $  89,541,467
  Investments held as collateral for loaned securities, at value                            734,285
  Cash on deposit for financial futures contracts                                           210,000
  Cash                                                                                          251
  Receivables:
     Contributions                                                   $  3,904,956
     Dividends                                                             93,832
     Securities sold                                                       47,524
     Investment adviser                                                    34,550
     Variation margin                                                      22,638
     Interest                                                               4,324
     Loaned securities income                                                 867         4,108,691
                                                                     ------------
  Prepaid expenses                                                                              657
                                                                                      -------------
Total assets                                                                             94,595,351
                                                                                      -------------
LIABlLITIES

  Collateral on securities loaned, at value                                                 734,285
  Withdrawals                                                                                73,226
  Accrued expenses                                                                           25,195
                                                                                      -------------
Total liabilities                                                                           832,706
                                                                                      -------------
Net assets                                                                            $  93,762,645
                                                                                      =============

NET ASSETS CONSIST OF:

  Investors' capital                                                                  $ 113,505,550
  Unrealized depreciation on investments - net                                          (19,742,905)
                                                                                      -------------
Net assets                                                                            $  93,762,645
                                                                                      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES

FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME

   Dividends (net of $956 foreign withholding tax)              $   1,062,554
   Interest                                                            71,535
   Securities lending - net                                            15,098
   Other                                                               24,109
                                                                -------------
      Total income                                                  1,173,296
                                                                -------------
EXPENSES

   Professional fees                                                   88,137
   Accounting services                                                 18,780
   Offering costs                                                      17,312
   Investment advisory fees                                             9,830
   Custodian fees                                                       7,866
   Trustees' fees and expenses                                          1,924
   Printing and shareholder reports                                       306
   Other                                                                4,275
                                                                -------------
      Total expenses before reimbursement                             148,430
   Reimbursement of expenses                                          (69,124)
                                                                -------------
      Total expenses after reimbursement                               79,306
                                                                -------------
         Investment income - net                                    1,093,990
                                                                -------------

REALIZED & UNREALIZED LOSS ON INVESTMENTS - NET

   Realized loss from investments - net                            (1,203,067)
   Change in unrealized appreciation/depreciation
      on investments - net                                        (19,853,922)
                                                                -------------
      Total realized and unrealized loss on investments - net     (21,056,989)
                                                                -------------
Net decrease in net assets resulting from operations            $ (19,962,999)
                                                                =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES

YEAR ENDED DECEMBER 31,

                                                                  2002            2001
                                                         -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Investment income - net                               $   1,093,990    $    664,085
   Realized loss on investments - net                       (1,203,067)     (1,813,811)
   Change in unrealized appreciation/depreciation
      on investments - net                                 (19,853,922)      1,631,879
                                                         -----------------------------
Net increase (decrease) in net assets resulting
   from operations                                         (19,962,999)        482,153
                                                         -----------------------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                              33,824,441     117,560,276
   Fair value of withdrawals                               (24,936,735)    (34,009,875)
                                                         -----------------------------
Net increase in net assets derived from capital
   transactions                                              8,887,706      83,550,401
                                                         -----------------------------
NET ASSETS
   Total increase (decrease) in net assets                 (11,075,293)     84,032,554
   Beginning of year                                       104,837,938      20,805,384
                                                         -----------------------------
   End of year                                           $  93,762,645    $104,837,938
                                                         =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

66

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

The following ratios have been derived from information provided in the financial statements.

                                                     FOR THE               FOR THE PERIOD
                                                    YEAR ENDED           OCT. 27, 2000(+) TO
                                                   DECEMBER 31,              DECEMBER 31,
                                             ------------------------    --------------------
                                                2002           2001              2000
                                             ------------------------    --------------------
TOTAL INVESTMENT RETURN**                     (17.77%)        (9.03%)              -

RATIOS TO AVERAGE NET ASSETS

Expenses, net of reimbursement                   .08%           .08%             .08%*
Expenses                                         .15%           .28%             .65%*
Investment income - net                         1.11%          1.33%            2.02%*

SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $93,763       $104,838          $20,805
Portfolio turnover                             28.14%         97.51%            8.88%

  * Annualized.
 ** Total return is required to be disclosed for fiscal years beginning after
    December 15, 2000.
(+) Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            The Master Extended Market Index Series (the "Series") is part of the Quantitative Master Series Trust (the "Trust"). The Trust is registered as a diversified series under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

              A. VALUATION OF INVESTMENTS - Portfolio securities that are traded on stock exchanges are valued at the last sales price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers who make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sales price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sales price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

68

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

              B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

                 FINANCIAL FUTURES CONTRACTS - The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin payments and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                 OPTIONS - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

                 gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                 Written and purchased options are non-income-producing investments.

                 FORWARD FOREIGN EXCHANGE CONTRACTS - The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

                 FOREIGN CURRENCY OPTIONS AND FUTURES - The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures, and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S.-dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

              C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As a partnership for federal income tax purposes, the Series will not incur federal income tax liability. Items of partnership income, gain, loss, and deduction will pass through to investors as partners in the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

70

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

              D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security
                 transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

              E. SECURITIES LENDING - The Series may lend securities to
                 financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

            The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

            FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.01% of the average daily value of the Series net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed 0.08%. Effective January 1, 2003, the limit was increased from 0.08% to 0.13%. This arrangement expires December 31, 2003, and is renewable. For the year ended December 31, 2002, FAM earned fees of $9,830, all of which was waived. FAM also reimbursed the Series for additional expenses of $59,294.

            The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Advisors, LLC ("MLIA"), an affiliate of FAM, as the securities-lending agent for a fee based on a share of the returns on investment of cash collateral. MLIA may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIA or in registered money market funds advised by FAM or its affiliates. As of December 31, 2002, cash collateral of $389,172 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $345,113 was invested in the Merrill Lynch Premier Institutional Fund. As of December 31, 2002,

72

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

            the Series lent securities with a value of $86,835 to MLPF&S or its affiliates. For the year ended December 31, 2002, MLIA received $6,257 in securities-lending agent fees from the Series.

            In addition, MLPF&S received $1,792 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2002.

            For the year ended December 31, 2002, the Series reimbursed FAM $1,962 for certain accounting services.

            Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

(3) INVESTMENTS
--------------------------------------------------------------------------------

            Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2002, were $32,261,873 and $26,517,208, respectively.

            Net realized losses for the year ended December 31, 2002, and net unrealized losses as of December 31, 2002, were as follows:

                                       REALIZED         UNREALIZED
                                         LOSSES             LOSSES
                                   -------------------------------
Long-term investments              $   (556,634)     $ (19,687,318)
Short-term investments                      (57)                 -
Financial futures contracts            (646,376)           (55,587)
                                   -------------------------------
Total investments                  $ (1,203,067)     $ (19,742,905)
                                   ===============================

            As of December 31, 2002, net unrealized depreciation for federal income tax purposes aggregated $20,162,205, of which $6,654,896 related to appreciated securities and $26,817,101 related to depreciated securities. At December 31, 2002, the aggregate cost of investments for federal income tax purposes was $109,703,672.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES

DECEMBER 31, 2002

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

            The Series, along with certain other funds managed by FAM and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Series may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory, or contractual limits. The Series pays a commitment fee of 0.09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus 0.50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2002.

74

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Company has five Officers and a Board of Directors. These Officers and Directors supervise the business and affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders. Set forth below are the Directors and Officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of December 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT CONSTITUTE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds.
                 Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS (2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of the USAA Life Investment Trust, a registered investment company offering five individual funds.

76

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3), (4), (5)
                 USAA Investment Management Company
                 P. O. Box 659430
                 San Antonio, TX 78265-9430
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), which is a postal mail list management service. Ms. Dreeben serves as Director/Trustee of the USAA family of funds. Ms. Dreeben has served in her capacity as Director since January 1994.
                 Ms. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3), (4), (5)
                 USAA Investment Management Company
                 P. O. Box 659430
                 San Antonio, TX 78265-9430
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses in the fields of technological research and development. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997.
                 Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3), (4), (5)
                 USAA Investment Management Company
                 P. O. Box 659430
                 San Antonio, TX 78265-9430
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 LAURA T. STARKS, PH.D. (3), (4), (5)
                 USAA Investment Management Company
                 P. O. Box 659430
                 San Antonio, TX 78265-9430
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present);
                 Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2), (3), (4), (5)
                 USAA Investment Management Company
                 P. O. Box 659430
                 San Antonio, TX 78265-9430
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing Company (7/85-present).
                 Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS AND OFFICERS WHO ARE EMPLOYEES OF
                     THE MANAGER OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE 1940 ACT.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

78

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also holds the Officer positions of Secretary for the USAA family of funds and IMCO; Senior Vice President, Secretary, and Counsel of IMCO and USAA Shareholder Account Services; and Assistant Secretary of USAA Financial Planning Services and USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer positions of Treasurer of the USAA family of funds, IMCO, and USAA Life Investment Trust, a registered investment company offering five individual funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo holds the Officer position of Assistant Treasurer for the USAA family of funds and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.
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           DIRECTORS      Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

 INVESTMENT ADVISER,      USAA Investment Management Company
        UNDERWRITER,      9800 Fredericksburg Road
     AND DISTRIBUTOR      San Antonio, Texas 78288

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      Chase Manhattan Bank
                          4 Chase MetroTech, 18th Floor
                          Brooklyn, New York 11245

INDEPENDENT AUDITORS      Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND      (from touch-tone phones only)
   USAA TOUCHLINE(R)      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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